United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (97.47%)
Communication Services (5.12%)
AT&T Inc.	336,370	$11,295,305
Comcast Corp. Class A	78,000	2,761,980
Electronic Arts Inc. (a)	21,300	2,566,437
Take-Two Interactive Software Inc. (a)	31,700	4,374,283
Walt Disney Co., The	89,535	10,470,221

		31,468,226

Consumer Discretionary (4.14%)
Home Depot Inc., The	38,075	7,887,236
Lear Corp.	23,000	3,335,000
lululemon Athletica Inc. (a)	14,100	2,291,109
Marriott International Inc. Class A	33,500	4,423,005
Tapestry Inc.	36,800	1,849,936
Target Corp.	40,900	3,607,789
Wayfair Inc. Class A (a)	14,000	2,067,380

		25,461,455

Consumer Staples (8.09%)
Campbell Soup Co.	54,700	2,003,661
Coca-Cola Co., The	69,700	3,219,443
Colgate-Palmolive Co.	88,625	5,933,444
Constellation Brands Inc. Class A	15,200	3,277,424
Estee Lauder Companies Inc. Class A, The	21,300	3,095,316
General Mills Inc.	213,635	9,169,214
Hormel Foods Corp.	158,015	6,225,791
Kellogg Co.	46,400	3,248,928
PepsiCo Inc.	54,675	6,112,665
Sysco Corp.	48,000	3,516,000
Walgreens Boots Alliance Inc.	53,800	3,922,020

		49,723,906

Energy (4.67%)
Chevron Corp.	48,125	5,884,725
Continental Resources Inc. (a)	36,700	2,505,876
Diamondback Energy Inc.	49,800	6,732,462
EOG Resources Inc.	68,870	8,785,746
Halliburton Co.	80,345	3,256,383
Parsley Energy Inc. Class A (a)	53,300	1,559,025

		28,724,217

Financials (12.56%)
Arthur J. Gallagher & Co.	87,990	6,549,976
Bank of America Corp.	339,625	10,005,353
Capital One Financial Corp.	34,000	3,227,620
Chubb Ltd.	42,580	5,690,391
Intercontinental Exchange Inc.	87,465	6,550,254
JPMorgan Chase & Co.	94,825	10,700,053
Morgan Stanley	103,900	4,838,623
Progressive Corp., The	44,300	3,147,072
Reinsurance Group of America Inc.	18,100	2,616,536
S&P Global Inc.	18,300	3,575,637
State Street Corp.	34,800	2,915,544
U.S. Bancorp	111,075	5,865,871
Wells Fargo & Co.	104,615	5,498,564

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Western Alliance Bancorp (a)	105,450	$5,999,050

		77,180,544

Health Care (15.34%)
Abbott Laboratories	124,660	9,145,058
AbbVie Inc.	50,600	4,785,748
ABIOMED Inc. (a)	17,000	7,645,750
Becton, Dickinson and Co.	31,635	8,256,735
Cigna Corp.	15,300	3,186,225
CVS Health Corp.	119,950	9,442,464
HCA Healthcare Inc.	46,000	6,399,520
IDEXX Laboratories Inc. (a)	30,600	7,639,596
Johnson & Johnson	67,490	9,325,093
Medtronic PLC	91,410	8,992,002
Mettler-Toledo International Inc. (a)	2,881	1,754,471
UnitedHealth Group Inc.	47,671	12,682,393
Vertex Pharmaceuticals Inc. (a)	26,000	5,011,240

		94,266,295

Industrials (12.77%)
American Airlines Group Inc.	74,100	3,062,553
Boeing Co., The	19,800	7,363,620
FedEx Corp.	25,175	6,061,888
General Dynamics Corp.	32,099	6,571,307
Honeywell International Inc.	83,505	13,895,232
Huntington Ingalls Industries Inc.	17,600	4,507,008
Northrop Grumman Corp.	20,075	6,371,203
Rollins Inc.	77,100	4,679,199
TransUnion	48,200	3,546,556
Union Pacific Corp.	54,750	8,914,943
United Continental Holdings Inc. (a)	44,100	3,927,546
United Rentals Inc. (a)	36,200	5,922,320
Waste Management Inc.	40,100	3,623,436

		78,446,811

Information Technology (23.86%)
Accenture PLC Class A	21,600	3,676,320
Adobe Systems Inc. (a)	11,100	2,996,445
Amphenol Corp. Class A	42,400	3,986,448
Apple Inc.	65,965	14,890,939
Applied Materials Inc.	119,000	4,599,350
Arista Networks Inc. (a)	14,800	3,934,728
Booz Allen Hamilton Holding Corp.	69,147	3,431,766
Cadence Design Systems Inc. (a)	98,100	4,445,892
DXC Technology Co.	33,000	3,086,160
FleetCor Technologies Inc. (a)	20,100	4,579,584
Fortinet Inc. (a)	26,300	2,426,701
GoDaddy Inc. Class A (a)	43,300	3,610,787
Intuit Inc.	34,600	7,868,040
IPG Photonics Corp. (a)	12,000	1,872,840
KLA-Tencor Corp.	32,400	3,295,404
Lam Research Corp.	55,825	8,468,653
Mastercard Inc. Class A	24,400	5,431,684
Micron Technology Inc. (a)	119,300	5,395,939
Microsoft Corp.	105,610	12,078,616

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Motorola Solutions Inc.	52,586	$6,843,542
NVIDIA Corp.	27,300	7,671,846
ON Semiconductor Corp. (a)	193,700	3,569,891
Oracle Corp.	122,425	6,312,233
Red Hat Inc. (a)	20,100	2,739,228
SS&C Technologies Holdings Inc.	33,000	1,875,390
Texas Instruments Inc.	53,000	5,686,370
Total System Services Inc.	39,200	3,870,608
VeriSign Inc. (a)	28,000	4,483,360
WEX Inc. (a)	17,300	3,473,147

		146,601,911

Materials (4.03%)
Avery Dennison Corp.	27,200	2,947,120
Ecolab Inc.	24,300	3,809,754
LyondellBasell Industries NV Class A	33,100	3,393,081
Packaging Corporation of America	21,600	2,369,304
Sherwin-Williams Co., The	16,355	7,444,960
Southern Copper Corp.	111,500	4,810,110

		24,774,329

Real Estate (3.83%)
Crown Castle International Corp.	58,135	6,472,170
Equity LifeStyle Properties Inc.	44,200	4,263,090
Extra Space Storage Inc.	35,300	3,058,392
Public Storage	15,360	3,097,037
Simon Property Group Inc.	37,525	6,632,543

		23,523,232

Utilities (3.06%)
CMS Energy Corp.	133,310	6,532,190
NextEra Energy Inc.	37,675	6,314,330
WEC Energy Group Inc.	89,500	5,975,020

		18,821,540

Total Common Stocks
(cost $447,109,824)		598,992,466

Short-term Investments (2.58%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (b)	15,864,060	15,864,060

Total Short-term Investments
(cost $15,864,060)		15,864,060

TOTAL INVESTMENTS (100.05%)
(cost $462,973,884)		614,856,526
LIABILITIES, NET OF OTHER ASSETS (-0.05%)		(331,757)

NET ASSETS (100.00%)		$614,524,769

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2018.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (49.52%)
Communication Services (2.19%)
Intelsat SA (a)	181,100	$5,433,000
Rosetta Stone Inc. (a)	60,900	1,211,301
Windstream Holdings Inc. (a)	43,720	214,228

		6,858,529

Consumer Discretionary (6.66%)
American Axle & Manufacturing Holdings Inc. (a)	104,500	1,822,480
Big 5 Sporting Goods Corp.	92,300	470,730
Caleres Inc.	27,600	989,736
Conn’s Inc. (a)	49,000	1,732,150
Dana Inc.	66,500	1,241,555
Fossil Group Inc. (a)	155,800	3,627,024
KB Home	61,900	1,480,029
LGI Homes Inc. (a)	29,600	1,404,224
Modine Manufacturing Co. (a)	30,000	447,000
Office Depot Inc.	366,500	1,176,465
Tailored Brands Inc.	84,100	2,118,479
Tower International Inc.	56,300	1,703,075
Weight Watchers International Inc. (a)	36,900	2,656,431

		20,869,378

Consumer Staples (1.97%)
Darling Ingredients Inc. (a)	84,300	1,628,676
Dean Foods Co.	108,700	771,770
Sanderson Farms Inc.	21,100	2,181,107
SUPERVALU Inc. (a)	49,442	1,593,021

		6,174,574

Energy (5.38%)
Arch Coal Inc. Class A	18,800	1,680,720
California Resources Corp. (a)	131,725	6,392,614
Cloud Peak Energy Inc. (a)	238,700	549,010
Denbury Resources Inc. (a)	267,100	1,656,020
Par Pacific Holdings Inc. (a)	39,300	801,720
Pioneer Energy Services Corp. (a)	284,800	840,160
Rowan Companies PLC Class A (a)	142,600	2,685,158
W&T Offshore Inc. (a)	234,600	2,261,544

		16,866,946

Financials (13.06%)
American Equity Investment Life Holding Co.	101,300	3,581,968
Argo Group International Holdings Ltd.	33,925	2,138,971
Banco Latinoamericano de Comercio Exterior SA	64,700	1,353,524
Banner Corp.	26,300	1,635,071
Capitol Federal Financial Inc.	123,200	1,569,568
CNO Financial Group Inc.	38,500	816,970
Enova International Inc. (a)	54,400	1,566,720
Enstar Group Ltd. (a)	7,700	1,605,450
FBL Financial Group Inc. Class A	20,000	1,505,000
First BanCorp (a)	237,000	2,156,700
Flagstar Bancorp Inc. (a)	24,200	761,574

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Heartland Financial USA Inc.	34,700	$2,014,335
Investors Bancorp Inc.	148,600	1,823,322
Kearny Financial Corp.	129,500	1,793,575
National Western Life Group Inc. Class A	6,700	2,138,640
Ocwen Financial Corp. (a)	402,000	1,583,880
Provident Financial Services Inc.	56,100	1,377,255
Sandy Spring Bancorp Inc.	38,600	1,517,366
Selective Insurance Group Inc.	49,200	3,124,200
Stifel Financial Corp.	21,800	1,117,468
Tristate Capital Holdings Inc. (a)	81,700	2,254,920
Walker & Dunlop Inc.	50,300	2,659,864
Washington Trust Bancorp Inc.	13,800	763,140
WMIH Corp. (a)	78,012	108,437

		40,967,918

Health Care (2.35%)
Community Health Systems Inc. (a)	72,100	249,466
Enanta Pharmaceuticals Inc. (a)	13,900	1,187,894
LHC Group Inc. (a)	30,800	3,172,092
Magellan Health Inc. (a)	22,700	1,635,535
Triple-S Management Corp. Class B (a)	60,100	1,135,289

		7,380,276

Industrials (7.76%)
Acco Brands Corp.	213,000	2,406,900
Aircastle Ltd.	56,600	1,240,106
EMCOR Group Inc.	11,500	863,765
Federal Signal Corp.	53,800	1,440,764
GATX Corp.	34,200	2,961,378
General Finance Corp. (a)	95,100	1,516,845
Greenbrier Companies Inc., The	41,800	2,512,180
Meritor Inc. (a)	95,900	1,856,624
Moog Inc. Class A	8,500	730,745
SkyWest Inc.	52,000	3,062,800
Spartan Motors Inc.	96,600	1,424,850
Sterling Construction Company Inc. (a)	129,700	1,857,304
Systemax Inc.	51,700	1,702,998
Triton International Ltd. of Bermuda	23,000	765,210

		24,342,469

Information Technology (3.28%)
AVX Corp.	96,600	1,743,630
CTS Corp.	24,800	850,640
Sanmina Corp. (a)	64,400	1,777,440
Tech Data Corp. (a)	17,500	1,252,475
TTM Technologies Inc. (a)	60,000	954,600
Unisys Corp. (a)	68,000	1,387,200
Vishay Intertechnology Inc.	113,400	2,307,690

		10,273,675

Materials (1.82%)
SunCoke Energy Inc. (a)	174,800	2,031,176
Verso Corp. Class A (a)	64,600	2,175,082

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Warrior Met Coal Inc.	55,600	$1,503,424

		5,709,682

Real Estate (3.50%)
CBL & Associates Properties Inc.	197,900	789,621
Cousins Properties Inc.	209,400	1,861,566
Global Net Lease Inc.	70,700	1,474,095
Healthcare Realty Trust Inc.	37,000	1,082,620
PotlatchDeltic Corp.	35,100	1,437,345
Select Income REIT	90,600	1,987,764
Sunstone Hotel Investors Inc.	70,800	1,158,288
Washington Prime Group Inc.	162,000	1,182,600

		10,973,899

Utilities (1.55%)
ALLETE Inc.	17,300	1,297,673
NorthWestern Corp.	26,300	1,542,758
ONE Gas Inc.	24,700	2,032,317

		4,872,748

Total Common Stocks
(cost $123,077,100)		155,290,094

	Shares	Value
Exchange-Traded Funds (47.87%)
iShares Core S&P Mid-Cap ETF	745,769	$150,115,842

Total Exchange-Traded Funds
(cost $128,843,740)		150,115,842

Short-term Investments (2.40%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (b)	7,539,869	7,539,869

Total Short-term Investments
(cost $7,539,869)		7,539,869

TOTAL INVESTMENTS (99.79%)
(cost $259,460,709)		312,945,805
OTHER ASSETS, NET OF LIABILITIES (0.21%)		668,310

NET ASSETS (100.00%)		$313,614,115

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2018.

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (94.52%)
Australia (0.99%)
Domino’s Pizza Enterprises Ltd.	39,544	$1,520,689

Austria (0.63%)
Bawag Group AG (b)	20,978	973,684

Belgium (2.05%)
Anheuser-Busch InBev SA/NV	36,054	3,156,009

Brazil (0.32%)
Ambev SA	15,500	70,389
Ambev SA ADR	15,544	71,036
PagSeguro Digital Ltd. Class A (c)	12,625	349,334

		490,759

Canada (2.02%)
Constellation Software Inc.	2,033	1,495,053
Dollarama Inc.	50,946	1,604,918

		3,099,971

China (4.21%)
58.com Inc ADR (c)	5,350	393,760
Alibaba Group Holding Ltd. Sponsored ADR (c)	30,321	4,995,688
Ctrip.com International Ltd. ADR (c)	28,887	1,073,730

		6,463,178

Colombia (2.73%)
Bancolombia SA Sponsored ADR	21,422	893,726
Cementos Argos SA	154,619	401,838
Grupo Argos SA	180,839	994,895
Grupo Aval Acciones y Valores SA ADR	76,133	590,792
Grupo de Inversiones Suramericana	112,086	1,315,009

		4,196,260

Denmark (0.82%)
Novo Nordisk A/S Class B	26,836	1,263,038

France (9.90%)
Airbus SE	6,058	760,537
Altran Technologies SA	132,085	1,145,460
AXA SA	46,338	1,241,659
Compagnie Generale des Etablissements Michelin	10,427	1,244,522
Essilor International SA	10,122	1,498,255
Eurofins Scientific SE	1,806	1,027,490
JC Decaux SA	4,748	173,649
L’Oreal SA	6,563	1,582,256
Orange SA	61,534	979,106
Pernod Ricard SA	9,675	1,586,775
Schneider Electric SE (Paris)	4,059	325,925
UbiSoft Entertainment SA (c)	15,614	1,686,011
Vivendi	76,282	1,961,749

		15,213,394

	Shares	Value
Common Stocks (Cont.)
Germany (13.40%)
Allianz SE Reg.	4,071	$906,069
Aroundtown SA	245,762	2,189,532
Bayer AG Reg.	43,144	3,826,902
Deutsche Boerse AG	23,367	3,124,324
Fresenius SE & Co. KGaA	15,497	1,136,399
Linde AG Tender Shares	8,061	1,903,663
SAP SE	26,021	3,199,634
Scout24 AG (b)	39,350	1,832,805
Wirecard AG	11,429	2,472,654

		20,591,982

Hong Kong (2.15%)
MGM China Holdings Ltd.	703,200	1,110,178
Tencent Holdings Ltd.	53,700	2,192,615

		3,302,793

India (1.37%)
HDFC Bank Ltd. ADR	13,677	1,287,006
Makemytrip Ltd. (c)	29,880	820,206

		2,107,212

Ireland (1.25%)
Ryanair Holdings PLC SP ADR (c)	20,038	1,924,450

Israel (0.90%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	64,308	1,385,194

Italy (1.15%)
Telecom Italia SpA (c)	991,008	599,047
Telecom Italia SpA RSP	297,883	159,800
UniCredit SpA	66,769	1,001,849

		1,760,696

Japan (11.78%)
Fanuc Corp.	16,900	3,179,443
Harmonic Drive Systems Inc.	2,300	84,712
Hoya Corp.	16,500	979,951
Japan Tobacco Inc.	25,036	653,773
LIFULL Co. Ltd.	69,100	383,049
MISUMI Group Inc.	63,500	1,643,030
Nabtesco Corp.	19,800	526,443
Nintendo Co. Ltd.	4,200	1,528,099
Olympus Corp.	53,100	2,072,010
Sapporo Holdings Ltd.	5,000	103,974
SMC Corp.	2,300	736,163
SoftBank Group Corp.	10,300	1,028,965
Sony Corp.	22,400	1,361,643
START TODAY Co. Ltd.	22,800	689,692
Sumitomo Mitsui Financial Group Inc.	31,500	1,267,682
Tokio Marine Holdings Inc.	37,700	1,871,562

		18,110,191

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (0.00%)
Genting BHD Warrants (c)	59,490	$1,941

Mexico (0.81%)
Bolsa Mexicana de Valores SAB de CV	242,889	496,966
Fibra Uno Administracion SA de CV	225,100	297,704
Fibra Uno Administracion SA de CV (b)	84,400	111,622
Grupo Televisa SAB Sponsored ADR	19,241	341,335

		1,247,627

Netherlands (7.75%)
ASML Holding NV	21,793	4,091,735
Heineken NV	15,393	1,444,643
ING Groep NV	64,002	830,688
InterXion Holding NV (c)	32,102	2,160,465
Koninklijke Philips NV	49,482	2,255,462
QIAGEN NV (c)	29,868	1,131,400

		11,914,393

Norway (0.38%)
Equinor ASA	20,891	587,377

Spain (1.34%)
Banco Bilbao Vizcaya Argentaria SA	166,047	1,052,778
Cellnex Telecom SA (b)	38,520	1,010,272

		2,063,050

Sweden (1.63%)
Atlas Copco AB A Shares	44,081	1,267,689
Epiroc Aktiegolag Class A (c)	44,081	492,522
Investor AB B Shares	16,290	750,669

		2,510,880

Switzerland (4.24%)
Compagnie Financiere Richemont SA Reg.	13,658	1,113,541
Julius Baer Group Ltd.	47,957	2,396,704
LafargeHolcim Ltd. Reg.	13,932	689,730
Nestle SA Reg.	8,553	711,922
Novartis AG Reg.	16,329	1,405,575
Transocean Ltd. (c)	14,629	204,075

		6,521,547

Taiwan (0.57%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	19,803	874,500

United Kingdom (12.57%)
ASOS PLC (c)	10,888	816,451
B&M European Value Retail SA	184,372	929,198
BP PLC	225,457	1,728,069
British American Tobacco PLC	34,850	1,624,724
ConvaTec Group PLC (b)	132,653	401,365
Dechra Pharmaceuticals PLC	49,822	1,413,490
Diageo PLC	35,569	1,260,141
Domino’s Pizza Group PLC	259,042	943,278

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
GW Pharmaceuticals PLC ADR (c)	2,658	$459,143
Hargreaves Lansdown PLC	45,730	1,331,228
Just Eat PLC (c)	114,541	999,669
Liberty Global PLC Class A (c)	10,872	314,527
Liberty Global PLC Series C (c)	9,792	275,743
Reckitt Benckiser Group PLC	35,715	3,262,565
Rolls-Royce Holdings PLC	139,652	1,796,679
Shire PLC	22,893	1,383,101
Weir Group PLC, The	16,831	386,134

		19,325,505

United States (9.56%)
Applied Materials Inc.	12,771	493,599
Facebook Inc. Class A (c)	9,776	1,607,761
Las Vegas Sands Corp.	57,818	3,430,342
Philip Morris International Inc.	17,372	1,416,513
Schlumberger Ltd.	48,009	2,924,708
Worldpay Inc. Class A (c)	25,365	2,568,714
Wynn Resorts Ltd.	17,797	2,261,287

		14,702,924

Total Common Stocks
(cost $120,876,953)		145,309,244

Preferred Stocks (0.12%)
Colombia (0.12%)
Grupo Argos SA, 0.00%	22,328	109,123
Grupo de Inversiones Suramericana, 0.00%	6,928	79,503

		188,626

Total Preferred Stocks
(cost $220,324)		188,626

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (3.11%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97% (d)	4,778,745	$4,778,745

Total Short-term Investments
(cost $4,778,745)		4,778,745

TOTAL INVESTMENTS (97.75%)
(cost $125,876,022)		150,276,615
CASH AND OTHER ASSETS, NET OF LIABILITIES (2.25%)		3,459,028

NET ASSETS (100.00%)		$153,735,643

(a)

The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of these securities amounted to $4,329,748 or 2.82% of net assets.

(c)	Non-income producing security.

(d)	Rate shown is the 7-day yield as of September 30, 2018.

ADR – American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$52,381,343	34.86
United States Dollar	39,027,779	25.97
British Pound	18,276,092	12.16
Japanese Yen	18,110,191	12.05
Swiss Franc	6,317,472	4.21
Hong Kong Dollar	3,302,793	2.20
Canadian Dollar	3,099,971	2.06
Colombian Peso	2,900,368	1.93
Swedish Krona	2,510,880	1.67
Australian Dollar	1,520,689	1.01
Danish Krone	1,263,038	0.84
Mexican Peso	906,292	0.60
Norwegian Krone	587,377	0.39
Brazilian Real	70,389	0.05
Malaysian Ringgit	1,941	0.00

Total Investments	$150,276,615	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$24,916,973	16.21
Health Care	21,638,775	14.07
Financials	21,411,898	13.93
Information Technology	18,851,148	12.26
Consumer Staples	16,944,720	11.02
Communication Services	16,468,293	10.71
Industrials	13,123,727	8.54
Energy	5,444,229	3.54
Materials	4,099,249	2.67
Real Estate	2,598,858	1.69

Total Stocks	145,497,870	94.64
Short-term Investments	4,778,745	3.11
Cash and Other Assets, Net of Liabilities	3,459,028	2.25

Net Assets	$153,735,643	100.00%

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.03%)
Communication Services (9.25%)
Activision Blizzard Inc.	49,347	$4,105,176
Alphabet Inc. Class A (a)	19,347	23,353,377
Alphabet Inc. Class C (a)	19,929	23,784,664
AT&T Inc.	470,034	15,783,742
CBS Corp. Class B	21,911	1,258,787
CenturyLink Inc.	62,016	1,314,739
Charter Communications Inc. Class A (a)	11,556	3,765,869
Comcast Corp. Class A	295,955	10,479,767
Discovery Inc. Class A (a)	9,973	319,136
Discovery Inc. Class C (a)	22,813	674,809
DISH Network Corp. Class A (a)	15,030	537,473
Electronic Arts Inc. (a)	19,729	2,377,147
Facebook Inc. Class A (a)	156,096	25,671,548
Interpublic Group of Companies Inc., The	25,013	572,047
News Corp. Class A	25,331	334,116
News Corp. Class B	7,929	107,834
Omnicom Group Inc.	14,525	987,991
Take-Two Interactive Software Inc. (a)	7,324	1,010,639
Twenty-First Century Fox Inc. Class A	68,224	3,160,818
Twenty-First Century Fox Inc. Class B	31,431	1,440,168
Twitter Inc. (a)	46,432	1,321,455
Verizon Communications Inc.	267,440	14,278,622
Viacom Inc. Class B	22,808	769,998
Walt Disney Co., The	96,262	11,256,878

		148,666,800

Consumer Discretionary (10.87%)
Advance Auto Parts Inc.	4,818	811,011
Amazon.com Inc. (a)	26,518	53,115,554
Aptiv PLC	17,081	1,433,096
AutoZone Inc. (a)	1,707	1,324,120
Best Buy Co. Inc.	15,733	1,248,571
Booking Holdings Inc. (a)	3,073	6,096,832
BorgWarner Inc.	13,627	582,963
CarMax Inc. (a)	11,428	853,329
Carnival Corp.	26,101	1,664,461
Chipotle Mexican Grill Inc. (a)	1,594	724,505
Darden Restaurants Inc.	8,025	892,300
Dollar General Corp.	17,179	1,877,665
Dollar Tree Inc. (a)	15,352	1,251,956
DR Horton Inc.	22,428	946,013
eBay Inc. (a)	60,309	1,991,403
Expedia Group Inc.	7,695	1,004,044
Foot Locker Inc.	7,567	385,766
Ford Motor Co.	253,595	2,345,754
GAP Inc., The	13,954	402,573
Garmin Ltd.	7,884	552,274
General Motors Co.	84,928	2,859,526
Genuine Parts Co.	9,525	946,785
Goodyear Tire & Rubber Co., The	15,451	361,399
H&R Block Inc.	13,383	344,612
Hanesbrands Inc.	23,309	429,585
Harley-Davidson Inc.	10,776	488,153
Hasbro Inc.	7,501	788,505
Hilton Worldwide Holdings Inc.	19,261	1,555,904

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Home Depot Inc., The	74,055	$15,340,493
Kohl’s Corp.	10,762	802,307
L Brands Inc.	14,896	451,349
Leggett & Platt Inc.	8,425	368,931
Lennar Corp. Class A	19,034	888,697
LKQ Corp. (a)	20,105	636,725
Lowe’s Companies Inc.	52,492	6,027,131
Macy’s Inc.	19,809	687,967
Marriott International Inc. Class A	18,641	2,461,171
Mattel Inc. (a)	22,466	352,716
McDonald’s Corp.	50,214	8,400,300
MGM Resorts International	32,622	910,480
Michael Kors Holdings Ltd. (a)	9,651	661,673
Mohawk Industries Inc. (a)	4,083	715,954
Netflix Inc. (a)	28,185	10,544,854
Newell Brands Inc.	28,362	575,749
NIKE Inc. Class B	82,880	7,021,594
Nordstrom Inc.	7,419	443,730
Norwegian Cruise Line Holdings Ltd. (a)	13,344	766,346
O’Reilly Automotive Inc. (a)	5,214	1,810,926
PulteGroup Inc.	16,930	419,356
PVH Corp.	4,973	718,101
Ralph Lauren Corp.	3,576	491,879
Ross Stores Inc.	24,444	2,422,400
Royal Caribbean Cruises Ltd.	11,056	1,436,617
Starbucks Corp.	87,321	4,963,326
Tapestry Inc.	18,460	927,984
Target Corp.	34,068	3,005,138
Tiffany & Co.	7,108	916,719
TJX Companies Inc., The	40,587	4,546,556
Tractor Supply Co.	7,884	716,498
TripAdvisor Inc. (a)	6,526	333,283
Ulta Beauty Inc. (a)	3,675	1,036,791
Under Armour Inc. Class A (a)	12,275	260,476
Under Armour Inc. Class C (a)	12,405	241,401
VF Corp.	21,042	1,966,375
Whirlpool Corp.	4,153	493,169
Wynn Resorts Ltd.	6,380	810,643
Yum! Brands Inc.	20,541	1,867,382

		174,721,846

Consumer Staples (6.64%)
Altria Group Inc.	122,018	7,358,902
Archer-Daniels-Midland Co.	36,406	1,830,130
Brown-Forman Corp. Class B	10,996	555,848
Campbell Soup Co.	12,433	455,421
Church & Dwight Co. Inc.	15,896	943,746
Clorox Co., The	8,290	1,246,899
Coca-Cola Co., The	247,744	11,443,295
Colgate-Palmolive Co.	56,165	3,760,247
Conagra Brands Inc.	25,349	861,106
Constellation Brands Inc. Class A	10,847	2,338,830
Costco Wholesale Corp.	28,385	6,667,069
Coty Inc. Class A	29,157	366,212
Estee Lauder Companies Inc. Class A, The	14,573	2,117,748

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
General Mills Inc.	38,514	$1,653,021
Hershey Co., The	8,904	908,208
Hormel Foods Corp.	17,747	699,232
JM Smucker Co., The	7,369	756,133
Kellogg Co.	16,167	1,132,013
Kimberly-Clark Corp.	22,572	2,565,082
Kraft Heinz Co., The	40,247	2,218,012
Kroger Co., The	51,565	1,501,057
McCormick & Company Inc.	7,817	1,029,890
Molson Coors Brewing Co. Class B	11,955	735,233
Mondelez International Inc. Class A	94,923	4,077,892
Monster Beverage Corp. (a)	25,682	1,496,747
PepsiCo Inc.	91,542	10,234,396
Philip Morris International Inc.	100,616	8,204,229
Procter & Gamble Co., The	161,111	13,409,269
Sysco Corp.	30,951	2,267,161
Tyson Foods Inc. Class A	19,250	1,145,953
Walgreens Boots Alliance Inc.	54,599	3,980,267
Walmart Inc.	92,886	8,722,924

		106,682,172

Energy (5.94%)
Anadarko Petroleum Corp.	33,144	2,234,237
Andeavor	9,000	1,381,500
Apache Corp.	24,756	1,180,119
Baker Hughes, a GE Co.	26,952	911,786
Cabot Oil & Gas Corp.	28,555	643,059
Chevron Corp.	124,023	15,165,532
Cimarex Energy Co.	6,285	584,128
Concho Resources Inc. (a)	12,960	1,979,640
ConocoPhillips	75,217	5,821,796
Devon Energy Corp.	33,197	1,325,888
EOG Resources Inc.	37,489	4,782,472
EQT Corp.	16,653	736,562
Exxon Mobil Corp.	274,034	23,298,371
Halliburton Co.	56,721	2,298,902
Helmerich & Payne Inc.	7,029	483,384
Hess Corp.	16,294	1,166,325
HollyFrontier Corp.	10,575	739,193
Kinder Morgan Inc.	122,680	2,175,116
Marathon Oil Corp.	55,285	1,287,035
Marathon Petroleum Corp.	29,087	2,326,087
National-Oilwell Varco Inc.	24,780	1,067,522
Newfield Exploration Co. (a)	13,150	379,115
Noble Energy Inc.	31,142	971,319
Occidental Petroleum Corp.	49,497	4,067,168
ONEOK Inc.	26,702	1,810,129
Phillips 66	27,645	3,116,144
Pioneer Natural Resources Co.	11,071	1,928,457
Schlumberger Ltd.	89,587	5,457,640
TechnipFMC PLC	27,991	874,719
Valero Energy Corp.	27,663	3,146,666
Williams Companies Inc., The	78,277	2,128,352

		95,468,363

Financials (13.18%)
Affiliated Managers Group Inc.	3,422	467,856

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Aflac Inc.	49,696	$2,339,191
Allstate Corp., The	22,410	2,211,867
American Express Co.	45,700	4,866,593
American International Group Inc.	57,505	3,061,566
Ameriprise Financial Inc.	9,175	1,354,781
Aon PLC	15,697	2,413,885
Arthur J. Gallagher & Co.	11,663	868,194
Assurant Inc.	3,395	366,490
Bank of America Corp.	601,237	17,712,442
Bank of New York Mellon Corp.	59,544	3,036,149
BB&T Corp.	50,331	2,443,067
Berkshire Hathaway Inc. Class B (a)	126,177	27,015,757
BlackRock Inc.	7,951	3,747,545
Brighthouse Financial Inc. (a)	7,815	345,736
Capital One Financial Corp.	30,966	2,939,602
Cboe Global Markets Inc.	7,228	693,599
Charles Schwab Corp., The	77,829	3,825,295
Chubb Ltd.	29,985	4,007,195
Cincinnati Financial Corp.	9,828	754,889
Citigroup Inc.	162,888	11,685,585
Citizens Financial Group Inc.	30,806	1,188,187
CME Group Inc.	22,107	3,762,832
Comerica Inc.	11,049	996,620
Discover Financial Services	22,179	1,695,585
E*TRADE Financial Corp. (a)	16,808	880,571
Everest Re Group Ltd.	2,618	598,134
Fifth Third Bancorp	43,129	1,204,162
Franklin Resources Inc.	20,136	612,336
Goldman Sachs Group Inc., The	22,727	5,096,302
Hartford Financial Services Group Inc., The	23,199	1,159,022
Huntington Bancshares Inc.	71,556	1,067,616
Intercontinental Exchange Inc.	37,116	2,779,617
Invesco Ltd.	26,592	608,425
Jefferies Financial Group Inc.	18,921	415,505
JPMorgan Chase & Co.	217,534	24,546,537
KeyCorp	68,093	1,354,370
Lincoln National Corp.	14,181	959,486
Loews Corp.	18,142	911,273
M&T Bank Corp.	9,302	1,530,551
Marsh & McLennan Companies Inc.	32,685	2,703,703
MetLife Inc.	64,391	3,008,348
Moody’s Corp.	10,853	1,814,622
Morgan Stanley	85,828	3,997,010
MSCI Inc.	5,786	1,026,494
Nasdaq Inc.	7,454	639,553
Northern Trust Corp.	14,413	1,472,000
People’s United Financial Inc.	22,579	386,552
PNC Financial Services Group Inc.	30,053	4,092,918
Principal Financial Group Inc.	17,097	1,001,713
Progressive Corp., The	37,708	2,678,776
Prudential Financial Inc.	26,990	2,734,627
Raymond James Financial Inc.	8,573	789,145
Regions Financial Corp.	71,358	1,309,419
S&P Global Inc.	16,306	3,186,029
State Street Corp.	24,558	2,057,469
SunTrust Banks Inc.	29,821	1,991,745

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
SVB Financial Group (a)	3,471	$1,078,891
Synchrony Financial	43,955	1,366,121
T. Rowe Price Group Inc.	15,722	1,716,528
Torchmark Corp.	6,711	581,777
Travelers Companies Inc., The	17,326	2,247,355
U.S. Bancorp	99,114	5,234,210
Unum Group	14,037	548,426
Wells Fargo & Co.	280,553	14,745,866
Willis Towers Watson PLC	8,456	1,191,789
Zions Bancorporation NA	12,583	631,037

		211,756,538

Health Care (14.90%)
Abbott Laboratories	113,549	8,329,956
AbbVie Inc.	98,012	9,269,975
ABIOMED Inc. (a)	2,928	1,316,868
Aetna Inc.	21,150	4,290,278
Agilent Technologies Inc.	20,624	1,454,817
Alexion Pharmaceuticals Inc. (a)	14,423	2,004,941
Align Technology Inc. (a)	4,728	1,849,688
Allergan PLC	20,652	3,933,793
AmerisourceBergen Corp.	10,363	955,676
Amgen Inc.	41,895	8,684,415
Anthem Inc.	16,826	4,611,165
Baxter International Inc.	32,190	2,481,527
Becton, Dickinson and Co.	17,318	4,519,998
Biogen Inc. (a)	13,038	4,606,456
Boston Scientific Corp. (a)	89,510	3,446,135
Bristol-Myers Squibb Co.	105,623	6,557,076
Cardinal Health Inc.	19,989	1,079,406
Celgene Corp. (a)	45,525	4,074,032
Centene Corp. (a)	13,297	1,925,140
Cerner Corp. (a)	21,218	1,366,651
Cigna Corp.	15,743	3,278,480
Cooper Companies Inc., The	3,166	877,457
CVS Health Corp.	65,894	5,187,176
Danaher Corp.	39,857	4,330,862
DaVita Inc. (a)	8,276	592,810
Dentsply Sirona Inc.	14,391	543,116
Edwards Lifesciences Corp. (a)	13,553	2,359,577
Eli Lilly and Co.	61,867	6,638,948
Envision Healthcare Corp. (a)	7,758	354,773
Express Scripts Holding Co. (a)	36,420	3,460,264
Gilead Sciences Inc.	83,906	6,478,382
HCA Healthcare Inc.	17,470	2,430,426
Henry Schein Inc. (a)	9,985	849,025
Hologic Inc. (a)	17,543	718,912
Humana Inc.	8,910	3,016,213
IDEXX Laboratories Inc. (a)	5,605	1,399,344
Illumina Inc. (a)	9,522	3,495,145
Incyte Corp. (a)	11,377	785,923
Intuitive Surgical Inc. (a)	7,362	4,225,788
IQVIA Holdings Inc. (a)	10,443	1,354,875
Johnson & Johnson	173,642	23,992,115
Laboratory Corp. of America Holdings (a)	6,558	1,138,993
McKesson Corp.	12,930	1,715,165

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Medtronic PLC	87,412	$8,598,718
Merck & Co. Inc.	172,138	12,211,470
Mettler-Toledo International Inc. (a)	1,627	990,810
Mylan NV (a)	33,398	1,222,367
Nektar Therapeutics (a)	11,253	685,983
PerkinElmer Inc.	7,094	690,033
Perrigo Co. PLC	8,148	576,878
Pfizer Inc.	382,472	16,855,541
Quest Diagnostics Inc.	8,806	950,255
Regeneron Pharmaceuticals Inc. (a)	5,015	2,026,261
ResMed Inc.	9,159	1,056,399
Stryker Corp.	20,091	3,569,769
Thermo Fisher Scientific Inc.	26,071	6,363,410
UnitedHealth Group Inc.	62,296	16,573,228
Universal Health Services Inc. Class B	5,535	707,594
Varian Medical Systems Inc. (a)	5,842	653,895
Vertex Pharmaceuticals Inc. (a)	16,541	3,188,112
Waters Corp. (a)	4,988	971,064
WellCare Health Plans Inc. (a)	3,200	1,025,568
Zimmer Biomet Holdings Inc.	13,163	1,730,540
Zoetis Inc.	31,165	2,853,467

		239,483,124

Industrials (9.64%)
3M Co.	37,969	8,000,447
A.O. Smith Corp.	9,351	499,063
Alaska Air Group Inc.	7,845	540,207
Allegion PLC	6,132	555,375
American Airlines Group Inc.	26,528	1,096,402
AMETEK Inc.	15,016	1,188,066
Arconic Inc.	28,030	616,940
Boeing Co., The	34,582	12,861,046
Caterpillar Inc.	38,468	5,865,985
CH Robinson Worldwide Inc.	8,925	873,936
Cintas Corp.	5,598	1,107,340
Copart Inc. (a)	13,352	688,029
CSX Corp.	52,807	3,910,358
Cummins Inc.	9,694	1,416,003
Deere & Co.	20,820	3,129,871
Delta Air Lines Inc.	40,719	2,354,780
Dover Corp.	9,637	853,164
Eaton Corp. PLC	28,045	2,432,343
Emerson Electric Co.	40,792	3,123,851
Equifax Inc.	7,777	1,015,443
Expeditors International of Washington Inc.	11,245	826,845
Fastenal Co.	18,428	1,069,193
FedEx Corp.	15,747	3,791,720
Flowserve Corp.	8,630	471,975
Fluor Corp.	9,036	524,992
Fortive Corp.	19,887	1,674,485
Fortune Brands Home & Security Inc.	9,133	478,204
General Dynamics Corp.	18,026	3,690,283
General Electric Co.	562,532	6,350,986
Harris Corp.	7,606	1,287,011
Honeywell International Inc.	48,563	8,080,883
Huntington Ingalls Industries Inc.	2,804	718,048

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
IHS Markit Ltd. (a)	22,918	$1,236,655
Illinois Tool Works Inc.	19,969	2,818,025
Ingersoll-Rand PLC	15,878	1,624,319
J.B. Hunt Transport Services Inc.	5,648	671,773
Jacobs Engineering Group Inc.	7,698	588,897
Johnson Controls International PLC	59,866	2,095,310
Kansas City Southern	6,688	757,617
L3 Technologies Inc.	5,050	1,073,731
Lockheed Martin Corp.	16,036	5,547,815
Masco Corp.	19,901	728,377
Nielsen Holdings PLC	23,242	642,874
Norfolk Southern Corp.	18,125	3,271,563
Northrop Grumman Corp.	11,254	3,571,682
PACCAR Inc.	22,630	1,543,140
Parker Hannifin Corp.	8,590	1,579,959
Pentair PLC	10,118	438,615
Quanta Services Inc. (a)	9,508	317,377
Raytheon Co.	18,463	3,815,564
Republic Services Inc.	14,223	1,033,443
Robert Half International Inc.	7,872	554,031
Rockwell Automation Inc.	7,972	1,494,909
Rockwell Collins Inc.	10,616	1,491,230
Rollins Inc.	6,404	388,659
Roper Technologies Inc.	6,679	1,978,387
Snap-on Inc.	3,661	672,160
Southwest Airlines Co.	33,380	2,084,581
Stanley Black & Decker Inc.	9,942	1,455,906
Stericycle Inc. (a)	5,660	332,129
Textron Inc.	16,078	1,149,095
TransDigm Group Inc. (a)	3,159	1,176,096
Union Pacific Corp.	47,864	7,793,695
United Continental Holdings Inc. (a)	14,821	1,319,958
United Parcel Service Inc. Class B	44,880	5,239,740
United Rentals Inc. (a)	5,392	882,131
United Technologies Corp.	48,679	6,805,811
Verisk Analytics Inc. (a)	10,746	1,295,430
W.W. Grainger Inc.	2,967	1,060,435
Waste Management Inc.	25,529	2,306,800
Xylem Inc.	11,590	925,693

		154,856,886

Information Technology (20.78%)
Accenture PLC Class A	41,473	7,058,705
Adobe Systems Inc. (a)	31,694	8,555,795
Advanced Micro Devices Inc. (a)	55,484	1,713,901
Akamai Technologies Inc. (a)	11,001	804,723
Alliance Data Systems Corp.	3,079	727,137
Amphenol Corp. Class A	19,391	1,823,142
Analog Devices Inc.	24,026	2,221,444
ANSYS Inc. (a)	5,442	1,015,913
Apple Inc.	296,987	67,041,845
Applied Materials Inc.	63,624	2,459,068
Arista Networks Inc. (a)	3,368	895,416
Autodesk Inc. (a)	14,150	2,208,957
Automatic Data Processing Inc.	28,355	4,271,964
Broadcom Inc.	27,941	6,893,883
Broadridge Financial Solutions Inc.	7,529	993,452

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CA Inc.	20,083	$886,664
Cadence Design Systems Inc. (a)	18,305	829,583
Cisco Systems Inc.	295,880	14,394,562
Citrix Systems Inc. (a)	8,343	927,408
Cognizant Technology Solutions Corp. Class A	37,556	2,897,445
Corning Inc.	52,399	1,849,685
DXC Technology Co.	18,198	1,701,877
F5 Networks Inc. (a)	3,970	791,697
Fidelity National Information Services Inc.	21,283	2,321,337
Fiserv Inc. (a)	26,209	2,159,097
FleetCor Technologies Inc. (a)	5,717	1,302,561
FLIR Systems Inc.	8,781	539,768
Gartner Inc. (a)	5,878	931,663
Global Payments Inc.	10,265	1,307,761
Hewlett Packard Enterprise Co.	95,039	1,550,086
HP Inc.	102,422	2,639,415
Intel Corp.	298,448	14,113,606
International Business Machines Corp.	59,079	8,933,336
Intuit Inc.	16,743	3,807,358
IPG Photonics Corp. (a)	2,331	363,799
Juniper Networks Inc.	22,178	664,675
KLA-Tencor Corp.	10,082	1,025,440
Lam Research Corp.	10,175	1,543,548
Mastercard Inc. Class A	59,049	13,144,898
Microchip Technology Inc.	15,192	1,198,801
Micron Technology Inc. (a)	75,180	3,400,391
Microsoft Corp.	496,327	56,764,919
Motorola Solutions Inc.	10,475	1,363,217
NetApp Inc.	16,730	1,436,940
NVIDIA Corp.	39,353	11,058,980
Oracle Corp.	182,953	9,433,057
Paychex Inc.	20,754	1,528,532
PayPal Holdings Inc. (a)	76,613	6,729,686
Qorvo Inc. (a)	8,067	620,272
QUALCOMM Inc.	91,031	6,556,963
Red Hat Inc. (a)	11,512	1,568,855
salesforce.com inc. (a)	48,978	7,788,971
Seagate Technology PLC	17,051	807,365
Skyworks Solutions Inc.	11,585	1,050,875
Symantec Corp.	40,556	863,032
Synopsys Inc. (a)	9,641	950,699
TE Connectivity Ltd.	22,554	1,983,173
Texas Instruments Inc.	62,925	6,751,223
Total System Services Inc.	10,950	1,081,203
VeriSign Inc. (a)	7,000	1,120,840
Visa Inc. Class A	114,994	17,259,449
Western Digital Corp.	18,858	1,103,947
Western Union Co.	28,948	551,749
Xerox Corp.	14,084	379,986
Xilinx Inc.	16,319	1,308,294

		333,974,033

Materials (2.40%)
Air Products & Chemicals Inc.	14,192	2,370,773
Albemarle Corp.	7,106	709,037

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Avery Dennison Corp.	5,689	$616,403
Ball Corp.	22,260	979,217
CF Industries Holdings Inc.	15,113	822,752
DowDuPont Inc.	149,345	9,604,377
Eastman Chemical Co.	9,144	875,264
Ecolab Inc.	16,455	2,579,815
FMC Corp.	8,823	769,189
Freeport-McMoRan Inc.	94,540	1,315,997
International Flavors & Fragrances Inc.	5,129	713,546
International Paper Co.	26,465	1,300,755
LyondellBasell Industries NV Class A	20,715	2,123,495
Martin Marietta Materials Inc.	4,052	737,261
Mosaic Co., The	22,385	727,065
Newmont Mining Corp.	34,254	1,034,471
Nucor Corp.	20,549	1,303,834
Packaging Corporation of America	6,166	676,349
PPG Industries Inc.	15,644	1,707,230
Praxair Inc.	18,613	2,991,667
Sealed Air Corp.	10,279	412,702
Sherwin-Williams Co., The	5,319	2,421,262
Vulcan Materials Co.	8,561	951,983
WestRock Co.	16,471	880,210

		38,624,654

Real Estate (2.63%)
Alexandria Real Estate Equities Inc.	6,900	867,960
American Tower Corp.	28,529	4,145,264
Apartment Investment and Management Co.	10,147	447,787
AvalonBay Communities Inc.	8,928	1,617,307
Boston Properties Inc.	10,026	1,234,100
CBRE Group Inc. Class A (a)	20,618	909,254
Crown Castle International Corp.	26,873	2,991,771
Digital Realty Trust Inc.	13,385	1,505,545
Duke Realty Corp.	23,124	656,028
Equinix Inc.	5,145	2,227,219
Equity Residential	23,921	1,585,005
Essex Property Trust Inc.	4,289	1,058,139
Extra Space Storage Inc.	8,199	710,361
Federal Realty Investment Trust	4,718	596,685
HCP Inc.	30,346	798,707
Host Hotels & Resorts Inc.	47,788	1,008,327
Iron Mountain Inc.	18,244	629,783
Kimco Realty Corp.	27,902	467,079
Macerich Co., The	6,847	378,571
Mid-America Apartment Communities Inc.	7,345	735,822
Prologis Inc.	40,746	2,762,171
Public Storage	9,699	1,955,609
Realty Income Corp.	18,455	1,049,905
Regency Centers Corp.	11,055	714,927
SBA Communications Corp. (a)	7,433	1,193,963
Simon Property Group Inc.	20,064	3,546,312
SL Green Realty Corp.	5,604	546,558
UDR Inc.	17,327	700,531
Ventas Inc.	23,122	1,257,366

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Vornado Realty Trust	11,150	$813,950
Welltower Inc.	24,011	1,544,388
Weyerhaeuser Co.	48,928	1,578,907

		42,235,301

Utilities (2.80%)
AES Corp., The	42,460	594,440
Alliant Energy Corp.	14,983	637,826
Ameren Corp.	15,960	1,008,991
American Electric Power Company Inc.	31,905	2,261,426
American Water Works Co. Inc.	11,732	1,032,064
CenterPoint Energy Inc.	27,629	763,942
CMS Energy Corp.	18,292	896,308
Consolidated Edison Inc.	20,175	1,537,133
Dominion Energy Inc.	42,315	2,973,898
DTE Energy Co.	11,799	1,287,625
Duke Energy Corp.	46,107	3,689,482
Edison International	21,205	1,435,154
Entergy Corp.	11,799	957,253
Evergy Inc.	17,666	970,217
Eversource Energy	20,510	1,260,134
Exelon Corp.	62,518	2,729,536
FirstEnergy Corp.	31,710	1,178,661
NextEra Energy Inc.	30,525	5,115,990
NiSource Inc.	23,686	590,255
NRG Energy Inc.	19,797	740,408
PG&E Corp.	33,451	1,539,081
Pinnacle West Capital Corp.	7,248	573,897
PPL Corp.	45,619	1,334,812
Public Service Enterprise Group Inc.	32,742	1,728,450
SCANA Corp.	9,482	368,755
Sempra Energy	17,699	2,013,261
Southern Co.	65,640	2,861,904
WEC Energy Group Inc.	20,587	1,374,388
Xcel Energy Inc.	32,873	1,551,934

		45,007,225

Total Common Stocks
(cost $731,755,644)		1,591,476,942

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (0.23%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97% (b)	3,661,611	$3,661,611

Total Short-term Investments
(cost $3,661,611)		3,661,611

TOTAL INVESTMENTS (99.26%)
(cost $735,417,255)		1,595,138,553
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.74%) (c)		11,892,539

NET ASSETS (100.00%)		$1,607,031,092

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2018.

(c)	At September 30, 2018, cash in the amount of $231,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	117	December 2018	$ 17,033,769	$ 17,076,150	$ 42,381

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.32%)
Communication Services (3.15%)
AMC Entertainment Holdings Inc. Class A	10,313	$211,417
ATN International Inc.	2,041	150,789
Beasley Broadcast Group Inc. Class A	1,089	7,514
Boingo Wireless Inc. (a)	8,468	295,533
Boston Omaha Corp. Class A (a)	1,039	31,066
Cardlytics Inc. (a)	1,038	25,992
Care.com Inc. (a)	4,053	89,612
CarGurus Inc. (a)	10,283	572,660
Cars.com Inc. (a)	14,151	390,709
Central European Media Enterprises Ltd. Class A (a)	18,107	67,901
Cincinnati Bell Inc. (a)	9,330	148,814
Clear Channel Outdoor Holdings Inc. Class A	8,165	48,582
Cogent Communications Holdings Inc.	8,538	476,420
Consolidated Communications Holdings Inc.	13,873	180,904
Daily Journal Corp. (a)	251	60,491
E.W. Scripps Co. Class A, The	8,958	147,807
Emerald Expositions Events Inc.	5,195	85,614
Entercom Communications Corp. Class A	25,972	205,179
Entravision Communications Corp. Class A	13,843	67,831
Eros International PLC (a)	7,393	89,086
Fluent Inc. (a)	6,847	14,721
Frontier Communications Corp.	21,943	142,410
Gannett Co. Inc.	22,440	224,624
Gogo Inc. (a)	11,857	61,538
Gray Television Inc. (a)	16,437	287,648
Hemisphere Media Group Inc. (a)	3,409	47,556
IMAX Corp. (a)	10,756	277,505
Intelsat SA (a)	9,464	283,920
Iridium Communications Inc. (a)	19,609	441,203
Liberty Latin America Ltd. Class A (a)	8,562	178,432
Liberty Latin America Ltd. Class C (a)	23,223	479,090
Liberty Media Corp. - Liberty Braves Class A (a)	2,204	60,125
Liberty Media Corp. - Liberty Braves Class C (a)	7,430	202,468
LiveXLive Media Inc. (a)	2,456	9,628
Loral Space & Communications Inc. (a)	2,601	118,085
Marcus Corp., The	3,981	167,401
MDC Partners Inc. Class A (a)	11,614	48,198
Meet Group Inc., The (a)	14,473	71,641
Meredith Corp.	8,102	413,607
MSG Networks Inc. Class A (a)	11,855	305,859
National CineMedia Inc.	16,140	170,923
New Media Investment Group Inc.	12,470	195,654
New York Times Co. Class A, The	26,517	613,869
Nexstar Media Group Inc.	9,066	737,972
NII Holdings Inc. (a)	18,527	108,568
Ooma Inc. (a)	3,602	59,793
Orbcomm Inc. (a)	15,271	165,843
Pandora Media Inc. (a)	52,485	499,132
pdvWireless Inc. (a)	1,900	64,410

	Shares	Value
Common Stocks (Cont.)
Communication Services (Cont.)
QuinStreet Inc. (a)	7,630	$103,539
Reading International Inc. Class A (a)	3,534	55,837
Rosetta Stone Inc. (a)	4,088	81,310
Saga Communications Inc. Class A	737	26,643
Scholastic Corp.	5,580	260,530
Shenandoah Telecommunications Co.	9,557	370,334
Sinclair Broadcast Group Inc. Class A	14,772	418,786
Spok Holdings Inc.	3,976	61,230
TechTarget (a)	4,211	81,778
TEGNA Inc.	44,475	531,921
Travelzoo (a)	1,001	11,862
tronc Inc. (a)	3,446	56,273
TrueCar Inc. (a)	19,133	269,775
Vonage Holdings Corp. (a)	44,560	630,970
WideOpenWest Inc. (a)	6,416	71,923
Windstream Holdings Inc. (a)	7,961	39,009
World Wrestling Entertainment Inc.	8,824	853,546
XO Group Inc. (a)	4,843	166,987
Yelp Inc. (a)	16,446	809,141

		14,707,138

Consumer Discretionary (12.18%)
1-800-FLOWERS.COM Inc. (a)	5,697	67,225
Aaron’s Inc.	13,977	761,187
Abercrombie & Fitch Co. Class A	14,077	297,306
Acushnet Holdings Corp.	7,221	198,072
Adtalem Global Education Inc. (a)	12,097	583,075
American Axle & Manufacturing Holdings Inc. (a)	22,741	396,603
American Eagle Outfitters Inc.	32,652	810,749
American Outdoor Brands Corp. (a)	10,998	170,799
American Public Education Inc. (a)	3,179	105,066
America’s Car-Mart Inc. (a)	1,241	97,046
Asbury Automotive Group Inc. (a)	4,140	284,625
Ascena Retail Group Inc. (a)	36,742	167,911
At Home Group Inc. (a)	9,249	291,621
AV Homes Inc. (a)	2,648	52,960
Barnes & Noble Education Inc. (a)	8,457	48,712
Barnes & Noble Inc.	12,913	74,895
Bassett Furniture Industries Inc.	2,137	45,411
BBX Capital Corp.	13,678	101,491
Beazer Homes USA Inc. (a)	6,332	66,486
Bed Bath & Beyond Inc.	26,996	404,940
Belmond Ltd. Class A (a)	18,404	335,873
Big 5 Sporting Goods Corp.	4,473	22,812
Big Lots Inc.	7,960	332,648
Biglari Holdings Inc. Class A (a)	22	20,284
Biglari Holdings Inc. Class B (a)	159	28,835
BJ’s Restaurants Inc.	4,179	301,724
Bloomin’ Brands Inc.	16,884	334,134
Bluegreen Vacations Corp.	1,693	30,288
Bojangles’ Inc. (a)	3,694	57,996
Boot Barn Holdings Inc (a)	5,966	169,494
Boyd Gaming Corp.	16,618	562,519
Brinker International Inc.	8,954	418,420
Buckle Inc., The	5,772	133,045

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Caleres Inc.	8,598	$308,324
Callaway Golf Co.	19,031	462,263
Cambium Learning Group Inc. (a)	2,693	31,885
Camping World Holdings Inc. Class A	6,642	141,607
Career Education Corp. (a)	13,963	208,468
Carriage Services Inc.	3,551	76,524
Carrols Restaurant Group Inc. (a)	7,148	104,361
Carvana Co. (a)	6,733	397,853
Cato Corp. Class A	4,581	96,293
Cavco Industries Inc. (a)	1,716	434,148
Century Casinos Inc. (a)	5,885	43,902
Century Communities Inc. (a)	5,324	139,755
Cheesecake Factory Inc., The	8,747	468,314
Chegg Inc. (a)	22,227	631,914
Chico’s FAS Inc.	26,257	227,648
Children’s Place Inc., The	3,278	418,928
Churchill Downs Inc.	2,394	664,814
Chuy’s Holdings Inc. (a)	3,514	92,243
Citi Trends Inc.	2,627	75,579
Clarus Corp.	4,167	46,045
Conn’s Inc. (a)	3,976	140,552
Container Store Group Inc., The (a)	2,897	32,157
Cooper Tire & Rubber Co.	10,334	292,452
Cooper-Standard Holdings Inc. (a)	3,491	418,850
Core-Mark Holding Company Inc.	9,171	311,447
Cracker Barrel Old Country Store Inc.	3,908	574,984
Crocs Inc. (a)	13,821	294,249
Culp Inc.	2,382	57,644
Dana Inc.	29,844	557,187
Dave & Buster’s Entertainment Inc.	8,179	541,613
Deckers Outdoor Corp. (a)	6,049	717,290
Del Frisco’s Restaurant Group Inc. (a)	6,789	56,349
Del Taco Restaurants Inc. (a)	6,139	72,502
Denny’s Corp. (a)	12,293	180,953
Dillard’s Inc. Class A	2,324	177,414
Dine Brands Global Inc.	3,431	278,975
Dorman Products Inc. (a)	5,351	411,599
Drive Shack Inc. (a)	11,426	68,099
DSW Inc. Class A	14,089	477,335
Duluth Holdings Inc. (a)	1,690	53,167
El Pollo Loco Holdings Inc. (a)	4,378	54,944
Eldorado Resorts Inc. (a)	13,356	649,102
Empire Resorts Inc. (a)	608	5,654
Escalade Inc.	2,054	26,394
Ethan Allen Interiors Inc.	4,484	93,043
Etsy Inc. (a)	24,235	1,245,194
Express Inc. (a)	15,065	166,619
Fiesta Restaurant Group Inc. (a)	4,753	127,143
Five Below Inc. (a)	11,087	1,441,975
Flexsteel Industries Inc.	1,605	47,733
Fossil Group Inc. (a)	9,069	211,126
Fox Factory Holding Corp. (a)	7,391	517,740
Francesca’s Holdings Corp. (a)	6,925	25,692
Funko Inc. Class A (a)	2,331	55,221
Gaia Inc. (a)	2,324	35,790
GameStop Corp. Class A	20,468	312,546
Genesco Inc. (a)	3,934	185,291

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gentherm Inc. (a)	7,559	$343,557
G-III Apparel Group Ltd. (a)	8,869	427,397
GNC Holdings Inc. Class A (a)	17,292	71,589
Golden Entertainment Inc. (a)	3,546	85,139
GoPro Inc. Class A (a)	23,617	170,042
Green Brick Partners Inc. (a)	5,264	53,166
Group 1 Automotive Inc.	3,818	247,788
Groupon Inc. (a)	90,025	339,394
Guess? Inc.	11,835	267,471
Habit Restaurants Inc., The Class A (a)	4,310	68,745
Hamilton Beach Brands Holding Co. Class A	1,345	29,509
Haverty Furniture Companies Inc.	3,477	76,842
Helen of Troy Ltd. (a)	5,358	701,362
Hibbett Sports Inc. (a)	3,832	72,042
Hooker Furniture Corp.	2,435	82,303
Houghton Mifflin Harcourt Co. (a)	20,492	143,444
Hovnanian Enterprises Inc. Class A (a)	24,586	39,338
Hudson Ltd. Class A (a)	8,046	181,518
Installed Building Products Inc. (a)	4,442	173,238
International Speedway Corp. Class A	4,990	218,562
iRobot Corp. (a)	5,400	593,568
J. Alexander’s Holdings Inc. (a)	2,768	32,939
J.C. Penney Company Inc. (a)	66,223	109,930
J.Jill Inc. (a)	3,602	22,260
Jack in the Box Inc.	5,402	452,850
Johnson Outdoors Inc. Class A	1,011	94,013
K12 Inc. (a)	7,201	127,458
KB Home	17,587	420,505
Kirkland’s Inc. (a)	2,987	30,139
Lands’ End Inc. (a)	2,205	38,698
Laureate Education Inc. Class A (a)	18,345	283,247
La-Z-Boy Inc.	9,580	302,728
LCI Industries	5,014	415,159
Leaf Group Ltd. (a)	3,353	33,530
LGI Homes Inc. (a)	3,859	183,071
Liberty Expedia Holdings Inc. Class A (a)	11,154	524,684
Liberty TripAdvisor Holdings Inc. Class A (a)	14,413	214,033
Lifetime Brands Inc.	2,450	26,705
Lindblad Expeditions Holdings Inc. (a)	4,275	63,569
Liquidity Services Inc. (a)	5,188	32,944
Lithia Motors Inc. Class A	4,549	371,471
Lovesac Co., The (a)	791	19,759
Lumber Liquidators Holdings Inc. (a)	5,814	90,059
M.D.C. Holdings Inc.	9,289	274,769
M/I Homes Inc. (a)	5,835	139,632
Malibu Boats Inc. Class A (a)	4,106	224,680
Marine Products Corp.	1,515	34,678
MarineMax Inc. (a)	5,441	115,621
Marriott Vacations Worldwide Corp.	7,852	877,461
MCBC Holdings Inc. (a)	3,667	131,572
Meritage Homes Corp. (a)	7,870	314,013
Modine Manufacturing Co. (a)	10,290	153,321
Monarch Casino & Resort Inc. (a)	2,256	102,535
Monro Inc.	6,513	453,305

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Motorcar Parts of America Inc. (a)	3,926	$92,065
Movado Group Inc.	3,055	128,005
Murphy USA Inc. (a)	6,038	516,007
Nathan’s Famous Inc.	611	50,346
National Vision Holdings Inc. (a)	9,948	449,053
Nautilus Inc. (a)	5,954	83,058
New Home Company Inc., The (a)	2,664	21,472
New York & Co. Inc. (a)	5,948	22,959
Noodles & Company (a)	2,818	34,098
NutriSystem Inc.	6,035	223,597
Office Depot Inc.	113,662	364,855
Ollie’s Bargain Outlet Holdings Inc. (a)	10,086	969,265
Overstock.com Inc. (a)	4,331	119,969
Oxford Industries Inc.	3,358	302,892
Papa John’s International Inc.	4,436	227,478
Party City Holdco Inc. (a)	12,175	164,971
Penn National Gaming Inc. (a)	17,122	563,656
Perry Ellis International Inc. (a)	2,581	70,539
PetMed Express Inc.	3,907	128,970
Pier 1 Imports Inc.	15,289	22,934
Pinnacle Entertainment Inc. (a)	10,804	363,987
Planet Fitness Inc. Class A (a)	17,963	970,541
PlayAGS Inc. (a)	4,633	136,535
Potbelly Corp. (a)	4,976	61,205
Purple Innovation Inc. (a)	1,149	6,664
Quotient Technology Inc. (a)	15,927	246,869
RCI Hospitality Holdings Inc.	1,910	56,555
Red Lion Hotels Corp. (a)	2,918	36,475
Red Robin Gourmet Burgers Inc. (a)	2,634	105,755
Red Rock Resorts Inc. Class A	14,318	381,575
Regis Corp. (a)	7,286	148,853
Remark Holdings Inc. (a)	5,792	18,476
Rent-A-Center Inc. (a)	9,345	134,381
RH (a)	3,886	509,105
Rocky Brands Inc.	1,414	40,016
Roku Inc. (a)	8,745	638,647
Ruth’s Hospitality Group Inc.	5,962	188,101
Sally Beauty Holdings Inc. (a)	24,361	447,999
Scientific Games Corp. Class A (a)	11,063	281,000
Sears Holdings Corp. (a)	8,630	8,352
SeaWorld Entertainment Inc. (a)	11,103	348,967
Shake Shack Inc. Class A (a)	4,951	311,963
Shiloh Industries Inc. (a)	3,210	35,310
Shoe Carnival Inc.	2,171	83,584
Shutterfly Inc. (a)	6,776	446,471
Shutterstock Inc.	3,833	209,205
Signet Jewelers Ltd.	11,968	789,050
Skyline Champion Corp.	5,875	167,849
Sleep Number Corp. (a)	6,891	253,451
Sonic Automotive Inc.	5,106	98,801
Sonic Corp.	6,986	302,773
Sonos Inc. (a)	3,701	59,364
Sotheby’s (a)	7,608	374,238
Speedway Motorsports Inc.	2,346	41,876
Sportsman’s Warehouse Holdings Inc. (a)	7,873	46,057
Stamps.com Inc. (a)	3,580	809,796

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Standard Motor Products Inc.	4,344	$213,812
Steven Madden Ltd.	11,732	620,623
Stoneridge Inc. (a)	5,733	170,385
Strategic Education Inc.	4,207	576,485
Sturm, Ruger & Company Inc.	3,440	237,532
Superior Group of Companies Inc.	1,831	34,826
Superior Industries International Inc.	5,251	89,530
Tailored Brands Inc.	9,940	250,389
Taylor Morrison Home Corp. Class A (a)	22,920	413,477
Tenneco Inc.	10,378	437,329
Texas Roadhouse Inc. Class A	13,784	955,093
Tile Shop Holdings Inc., The	8,154	58,301
Tilly’s Inc. Class A	3,055	57,892
TopBuild Corp. (a)	7,264	412,740
Tower International Inc.	3,950	119,488
Town Sports International Holdings Inc. (a)	2,963	25,630
TRI Pointe Group Inc. (a)	30,073	372,905
Tupperware Brands Corp.	10,060	336,507
Turtle Beach Corp. (a)	1,629	32,482
Unifi Inc. (a)	3,137	88,871
Universal Electronics Inc. (a)	2,607	102,585
Vera Bradley Inc. (a)	4,727	72,134
Vista Outdoor Inc. (a)	11,714	209,563
Vuzix Corp. (a)	4,863	31,853
Weight Watchers International Inc. (a)	7,758	558,498
Weyco Group Inc.	1,077	37,889
William Lyon Homes Class A (a)	6,577	104,509
Wingstop Inc.	5,902	402,930
Winmark Corp.	522	86,652
Winnebago Industries Inc.	6,181	204,900
Wolverine World Wide Inc.	18,711	730,665
Zagg Inc. (a)	5,199	76,685
Zoe’s Kitchen Inc. (a)	4,110	52,279
Zumiez Inc. (a)	3,862	101,764

		56,851,735

Consumer Staples (2.64%)
22nd Century Group Inc. (a)	29,556	83,052
Alico Inc.	728	24,606
Andersons Inc., The	5,542	208,656
B&G Foods Inc. Class A	13,456	369,367
BJ’s Wholesale Club Holdings Inc. (a)	10,690	286,278
Boston Beer Co. Inc. (a)	1,696	487,600
Calavo Growers Inc.	3,260	314,916
Cal-Maine Foods Inc.	6,271	302,889
Castle Brands Inc. (a)	18,259	19,537
Celsius Holdings Inc. (a)	4,723	19,034
Central Garden & Pet Co. (a)	2,312	83,324
Central Garden & Pet Co. Class A (a)	8,166	270,621
Chefs’ Warehouse Inc., The (a)	4,347	158,013
Coca-Cola Bottling Co. Consolidated	953	173,713
Craft Brew Alliance Inc. (a)	2,807	45,894
Darling Ingredients Inc. (a)	33,154	640,535
Dean Foods Co.	17,880	126,948
e.l.f. Beauty Inc. (a)	4,417	56,228

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Edgewell Personal Care Co. (a)	11,016	$509,270
Farmer Brothers Co. (a)	2,080	54,912
Fresh Del Monte Produce Inc.	6,064	205,509
Freshpet Inc. (a)	5,445	199,832
Hostess Brands Inc. (a)	19,644	217,459
Ingles Markets Inc. Class A	2,948	100,969
Inter Parfums Inc.	3,511	226,284
J&J Snack Foods Corp.	3,050	460,215
John B. Sanfilippo & Son Inc.	1,730	123,487
Lancaster Colony Corp.	3,868	577,144
Landec Corp. (a)	5,507	79,301
Limoneira Co.	3,080	80,419
Medifast Inc.	2,352	521,086
MGP Ingredients Inc.	2,615	206,533
National Beverage Corp. (a)	2,381	277,672
Natural Grocers by Vitamin Cottage Inc. (a)	1,810	30,571
Natural Health Trends Corp.	1,562	36,363
Nature’s Sunshine Products Inc. (a)	2,208	19,320
Oil-Dri Corporation of America	987	38,059
Performance Food Group Co. (a)	20,583	685,414
PriceSmart Inc.	4,528	366,542
Primo Water Corp. (a)	6,887	124,310
Pyxus International Inc. (a)	1,743	40,089
Revlon Inc. Class A (a)	1,636	36,483
Rite Aid Corp. (a)	211,561	270,798
Sanderson Farms Inc.	4,181	432,190
Seneca Foods Corp. Class A (a)	1,484	50,011
Simply Good Foods Co., The (a)	12,471	242,561
Smart & Final Stores Inc. (a)	4,780	27,246
SpartanNash Co.	7,384	148,123
SUPERVALU Inc. (a)	7,834	252,411
Tootsie Roll Industries Inc.	3,087	90,295
Turning Point Brands Inc.	1,605	66,543
United Natural Foods Inc. (a)	10,065	301,447
Universal Corp.	4,986	324,090
USANA Health Sciences Inc. (a)	2,555	308,005
Vector Group Ltd.	20,957	288,787
Village Super Market Inc. Class A	1,585	43,112
WD-40 Co.	2,775	477,578
Weis Markets Inc.	2,009	87,193

		12,298,844

Energy (4.81%)
Abraxas Petroleum Corp. (a)	31,630	73,698
Adams Resources & Energy Inc.	411	17,451
Alta Mesa Resources Inc. (a)	20,040	83,767
Amyris Inc. (a)	6,598	52,388
Approach Resources Inc. (a)	9,124	20,347
Arch Coal Inc. Class A	3,653	326,578
Archrock Inc.	25,958	316,688
Ardmore Shipping Corp. (a)	7,043	45,780
Basic Energy Services Inc. (a)	3,689	36,853
Berry Petroleum Corp.	3,368	59,344
Bonanza Creek Energy Inc. (a)	3,804	113,283
Bristow Group Inc. (a)	6,553	79,488
C&J Energy Services Inc. (a)	12,913	268,590

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Cactus Inc. Class A (a)	7,689	$294,335
California Resources Corp. (a)	9,210	446,961
Callon Petroleum Co. (a)	46,113	552,895
CARBO Ceramics Inc. (a)	3,919	28,413
Carrizo Oil & Gas Inc. (a)	18,154	457,481
Clean Energy Fuels Corp. (a)	29,276	76,118
Cloud Peak Energy Inc. (a)	16,101	37,032
CONSOL Energy Inc. (a)	5,597	228,414
Covia Holdings Corp. (a)	6,694	60,045
CVR Energy Inc.	3,308	133,048
Dawson Geophysical Co. (a)	4,339	26,858
Delek US Holdings Inc.	16,968	719,952
Denbury Resources Inc. (a)	94,214	584,127
DHT Holdings Inc.	19,249	90,470
Diamond Offshore Drilling Inc. (a)	13,152	263,040
Dorian LPG Ltd. (a)	6,195	49,374
Dril-Quip Inc. (a)	7,544	394,174
Earthstone Energy Inc. Class A (a)	3,844	36,057
Eclipse Resources Corp. (a)	18,641	22,183
Energy Fuels Inc. (a)	18,718	61,395
Energy XXI Gulf Coast Inc. (a)	6,466	54,056
EP Energy Corp. Class A (a)	8,061	18,863
Era Group Inc. (a)	4,108	50,734
Evolution Petroleum Corp.	5,512	60,908
Exterran Corp. (a)	6,736	178,706
Forum Energy Technologies Inc. (a)	16,020	165,807
Frank’s International N.V. (a)	14,167	122,970
Frontline Ltd. (a)	15,841	92,036
FTS International Inc. (a)	6,986	82,365
GasLog Ltd.	8,393	165,762
Golar LNG Ltd.	19,336	537,541
Goodrich Petroleum Corp. (a)	1,746	24,514
Green Plains Inc.	7,684	132,165
GulfMark Offshore Inc. (a)	777	28,982
Gulfport Energy Corp. (a)	35,674	371,366
Halcon Resources Corp. (a)	25,948	115,988
Hallador Energy Co.	3,276	20,377
Helix Energy Solutions Group Inc. (a)	28,042	277,055
HighPoint Resources Corp. (a)	22,775	111,142
Independence Contract Drilling Inc. (a)	6,121	30,238
International Seaways Inc. (a)	4,564	91,371
ION Geophysical Corp. (a)	2,224	34,583
Isramco Inc. (a)	183	22,335
Jagged Peak Energy Inc. (a)	13,412	185,488
Keane Group Inc. (a)	10,739	132,841
Key Energy Services Inc. (a)	2,180	24,939
KLX Energy Services Holdings Inc. (a)	4,154	132,970
Laredo Petroleum Inc. (a)	31,722	259,169
Liberty Oilfield Services Inc. Class A	10,322	222,646
Lilis Energy Inc. (a)	8,899	43,605
Mammoth Energy Services Inc.	2,721	79,181
Matador Resources Co. (a)	21,680	716,524
Matrix Service Co. (a)	5,507	135,748
McDermott International Inc. (a)	36,358	670,078
Midstates Petroleum Company Inc. (a)	3,400	30,294
NACCO Industries Inc. Class A	664	21,746
Natural Gas Services Group (a)	2,548	53,763

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
NCS Multistage Holdings Inc. (a)	1,795	$29,635
Newpark Resources Inc. (a)	18,510	191,579
NextDecade Corp. (a)	1,583	8,944
Nine Energy Service Inc. (a)	3,300	100,914
Noble Corp. PLC (a)	50,184	352,794
Nordic American Tankers Ltd.	27,769	58,037
Northern Oil and Gas Inc. (a)	43,079	172,316
Oasis Petroleum Inc. (a)	54,529	773,221
Ocean Rig UDW Inc. Class A (a)	11,113	384,732
Oceaneering International Inc. (a)	19,904	549,350
Oil States International Inc. (a)	12,116	402,251
Overseas Shipholding Group Inc. Class A (a)	11,906	37,504
Panhandle Oil & Gas Inc.	3,391	62,564
Par Pacific Holdings Inc. (a)	6,065	123,726
PDC Energy Inc. (a)	13,593	665,513
Peabody Energy Corp.	15,785	562,577
Penn Virginia Corp. (a)	2,453	197,565
PHI Inc. (a)	2,630	24,564
Pioneer Energy Services Corp. (a)	15,205	44,855
Profire Energy Inc. (a)	4,902	15,637
ProPetro Holding Corp. (a)	14,198	234,125
Quintana Energy Services Inc. (a)	1,301	9,549
Renewable Energy Group Inc. (a)	7,359	211,939
Resolute Energy Corp. (a)	4,409	166,704
REX American Resources Corp. (a)	1,093	82,576
RigNet Inc. (a)	2,960	60,236
Ring Energy Inc. (a)	11,959	118,514
Rowan Companies PLC Class A (a)	26,077	491,030
Sanchez Energy Corp. (a)	11,346	26,096
SandRidge Energy Inc. (a)	5,989	65,100
Scorpio Tankers Inc.	61,490	123,595
SEACOR Holdings Inc. (a)	3,351	165,573
SEACOR Marine Holdings Inc. (a)	3,498	79,160
Select Energy Services Inc. Class A (a)	9,474	112,172
SemGroup Corp. Class A	16,026	353,373
Ship Finance International Ltd.	16,708	232,241
SilverBow Resources Inc. (a)	1,245	33,204
Smart Sand Inc. (a)	4,612	18,955
Solaris Oilfield Infrastructure Inc. Class A (a)	5,457	103,083
Southwestern Energy Co. (a)	119,189	609,056
SRC Energy Inc. (a)	49,653	441,415
Superior Energy Services Inc. (a)	30,815	300,138
Talos Energy Inc. (a)	4,232	138,894
Teekay Corp.	14,360	96,786
Teekay Tankers Ltd. Class A	37,877	37,415
Tellurian Inc. (a)	16,899	151,584
TETRA Technologies Inc. (a)	25,496	114,987
Tidewater Inc. (a)	5,013	156,355
Ultra Petroleum Corp. (a)	33,631	37,667
Unit Corp. (a)	10,532	274,464
Uranium Energy Corp. (a)	34,747	59,765
US Silica Holdings Inc.	16,129	303,709
W&T Offshore Inc. (a)	18,978	182,948
WildHorse Resource Development Corp. (a)	5,702	134,795

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
World Fuel Services Corp.	13,713	$379,576
Zion Oil & Gas Inc. (a)	11,038	14,128

		22,434,668

Financials (17.25%)
1st Constitution Bancorp	1,415	29,291
1st Source Corp.	3,067	161,386
Access National Corp.	3,279	88,894
ACNB Corp.	1,474	54,833
AG Mortgage Investment Trust Inc.	5,481	99,645
Allegiance Bancshares Inc. (a)	2,528	105,418
Amalgamated Bank Class A (a)	2,267	43,730
Ambac Financial Group Inc. (a)	2,654	54,195
American Equity Investment Life Holding Co.	18,146	641,643
American National Bankshares Inc.	1,606	62,634
Ameris Bancorp	8,588	392,472
Amerisafe Inc.	3,804	235,658
Ames National Corp.	1,808	49,268
AmTrust Financial Services Inc.	22,523	327,034
Annaly Capital Management Inc.	10,803	110,516
Anworth Mortgage Asset Corp.	19,076	88,322
Apollo Commercial Real Estate Finance Inc.	25,074	473,146
Arbor Realty Trust Inc.	7,921	90,933
Ares Commercial Real Estate Corp.	5,623	78,553
Argo Group International Holdings Ltd.	6,521	411,149
Arlington Asset Investment Corp. Class A	6,416	59,925
ARMOUR Residential REIT Inc.	8,257	185,370
Arrow Financial Corp.	2,627	97,199
Artisan Partners Asset Management Inc. Class A	9,961	322,736
Ashford Inc. (a)	173	13,126
Associated Capital Group Inc. Class A	496	21,105
Atlantic Capital Bankshares Inc. (a)	5,287	88,557
Auburn National Bancorporation Inc.	473	18,125
Axos Financial Inc. (a)	12,113	416,566
B. Riley Financial Inc.	4,393	99,501
Banc of California Inc.	8,811	166,528
BancFirst Corp.	3,594	215,460
Banco Latinoamericano de Comercio Exterior SA	6,587	137,800
Bancorp Inc., The (a)	10,237	98,173
BancorpSouth Bank	18,977	620,548
Bank of Commerce Holdings	3,171	38,686
Bank of Marin Bancorp	1,419	119,054
Bank of N.T. Butterfield & Son Ltd., The	11,144	577,928
Bank of Princeton, The (a)	1,207	36,862
BankFinancial Corp.	3,060	48,776
Bankwell Financial Group Inc.	1,241	38,918
Banner Corp.	6,540	406,592
Bar Harbor Bankshares	3,265	93,771
BayCom Corp. (a)	2,174	58,002

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BCB Bancorp Inc.	2,602	$36,038
Beneficial Bancorp Inc.	13,613	230,060
Berkshire Hills Bancorp Inc.	8,293	337,525
Blackstone Mortgage Trust Inc. Class A	23,443	785,575
Blucora Inc. (a)	9,803	394,571
Blue Hills Bancorp Inc.	4,904	118,186
Boston Private Financial Holdings Inc.	16,853	230,043
Bridge Bancorp Inc.	3,269	108,531
Bridgewater Bancshares Inc. (a)	1,076	14,010
BrightSphere Investment Group PLC	16,687	206,919
Brookline Bancorp Inc.	15,888	265,330
Bryn Mawr Bank Corp.	4,154	194,823
BSB Bancorp Inc. (a)	1,870	60,962
Business First Bancshares Inc.	1,990	52,835
Byline Bancorp Inc. (a)	3,247	73,707
C&F Financial Corp.	659	38,716
Cadence BanCorporation	15,063	393,446
Cambridge Bancorp	705	63,443
Camden National Corp.	3,237	140,615
Cannae Holdings Inc. (a)	13,807	289,257
Capital City Bank Group Inc.	2,464	57,510
Capitol Federal Financial Inc.	26,391	336,221
Capstar Financial Holdings Inc.	1,826	30,494
Capstead Mortgage Corp.	19,216	151,999
Carolina Financial Corp.	4,336	163,554
Cathay General Bancorp	15,694	650,359
CB Financial Services Inc.	928	28,629
CBTX Inc.	3,896	138,464
CenterState Bank Corp.	18,656	523,301
Central Pacific Financial Corp.	5,798	153,241
Central Valley Community Bancorp	2,508	54,198
Century Bancorp Inc. Class A	506	36,559
Chemical Financial Corp.	14,455	771,897
Chemung Financial Corp.	598	25,373
Cherry Hill Mortgage Investment Corp.	3,305	59,821
Citizens & Northern Corp.	2,547	66,604
Citizens Inc. (a)	10,106	84,890
City Holding Co.	2,998	230,246
Civista Bancshares Inc.	2,779	66,946
CNB Financial Corp.	3,123	90,130
CNO Financial Group Inc.	33,251	705,586
Coastal Financial Corp. (a)	1,360	23,120
Codorus Valley Bancorp Inc.	1,766	55,170
Cohen & Steers Inc.	4,670	189,649
Colony Credit Real Estate Inc.	17,202	378,272
Columbia Banking System Inc.	14,798	573,718
Columbia Financial Inc. (a)	10,427	174,131
Community Bank System Inc.	10,215	623,830
Community Bankers Trust Corp. (a)	4,495	39,556
Community Financial Corp., The	1,077	36,004
Community Trust Bancorp Inc.	3,184	147,578
ConnectOne Bancorp Inc.	5,921	140,624
County Bancorp Inc.	917	23,017
Cowen Inc. (a)	6,106	99,528
Crawford & Co. Class B	2,538	23,375
Curo Group Holdings Corp. (a)	2,588	78,235
Customers Bancorp Inc. (a)	6,028	141,839

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
CVB Financial Corp.	22,775	$508,338
Diamond Hill Investment Group	700	115,773
Dime Community Bancshares	6,831	121,933
Donegal Group Inc.	1,842	26,175
Donnelley Financial Solutions Inc. (a)	6,912	123,863
Dynex Capital Inc.	10,928	69,721
Eagle Bancorp Inc. (a)	6,503	329,052
eHealth Inc. (a)	3,919	110,751
Elevate Credit Inc. (a)	4,380	35,303
EMC Insurance Group Inc.	2,011	49,712
Employers Holdings Inc.	6,499	294,405
Encore Capital Group Inc. (a)	5,297	189,897
Enova International Inc. (a)	6,640	191,232
Enstar Group Ltd. (a)	2,469	514,787
Entegra Financial Corp. (a)	1,379	36,612
Enterprise Bancorp Inc.	2,066	71,050
Enterprise Financial Services Corp.	4,531	240,370
Equity Bancshares Inc. Class A (a)	2,764	108,515
Esquire Financial Holdings Inc. (a)	1,083	27,032
ESSA Bancorp Inc.	1,847	30,032
Essent Group Ltd. (a)	19,526	864,026
Evans Bancorp Inc.	958	44,978
Exantas Capital Corp.	6,047	66,396
EZCORP Inc. Class A (a)	9,820	105,074
Farmers & Merchants Bancorp Inc.	1,788	76,151
Farmers National Banc Corp.	5,577	85,328
FB Financial Corp.	3,426	134,231
FBL Financial Group Inc. Class A	1,979	148,920
FCB Financial Holdings Inc. Class A (a)	8,685	411,669
Federal Agricultural Mortgage Corp. Class C	1,832	132,234
Federated Investors Inc. Class B	20,320	490,118
FedNat Holding Co.	2,381	60,668
FGL Holdings (a)	28,836	258,082
Fidelity D&D Bancorp Inc.	623	42,975
Fidelity Southern Corp.	4,221	104,596
Financial Institutions Inc.	2,967	93,164
First BanCorp (a)	42,966	390,991
First Bancorp (North Carolina)	5,876	238,037
First Bancorp Inc.	1,955	56,636
First Bancshares Inc., The	2,524	98,562
First Bank	3,604	47,393
First Busey Corp.	8,781	272,650
First Business Financial Services Inc.	1,644	38,108
First Choice Bancorp	2,012	54,505
First Commonwealth Financial Corp.	20,008	322,929
First Community Bancshares Inc.	3,313	112,244
First Community Corp.	1,436	34,751
First Connecticut Bancorp Inc.	3,043	89,921
First Defiance Financial Corp.	3,889	117,098
First Financial Bancorp	19,298	573,151
First Financial Bankshares Inc.	13,199	780,061
First Financial Corp. Indiana	2,367	118,823
First Financial Northwest Inc.	1,764	29,229
First Foundation Inc. (a)	7,807	121,945
First Guaranty Bancshares Inc.	861	22,119
First Internet Bancorp	1,965	59,834

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Interstate BancSystem Inc.	6,757	$302,714
First Merchants Corp.	10,108	454,759
First Mid-Illinois Bancshares Inc.	2,464	99,373
First Midwest Bancorp Inc.	21,063	560,065
First Northwest Bancorp (a)	1,668	25,687
First of Long Island Corp., The	4,988	108,489
First Savings Financial Group Inc.	291	19,869
First United Corp.	1,383	26,000
FirstCash Inc.	8,789	720,698
Flagstar Bancorp Inc. (a)	6,010	189,135
Flushing Financial Corp.	5,511	134,468
Focus Financial Partners Inc. Class A (a)	4,648	220,594
Franklin Financial Network Inc. (a)	2,565	100,292
FS Bancorp Inc.	622	34,658
Fulton Financial Corp.	34,847	580,203
Gain Capital Holdings Inc.	5,448	35,412
GAMCO Investors Inc.	1,017	23,818
Genworth Financial Inc. Class A (a)	103,512	431,645
German American Bancorp Inc.	4,371	154,209
Glacier Bancorp Inc.	17,284	744,768
Global Indemnity Ltd.	1,855	69,934
Goosehead Insurance Inc. Class A (a)	2,024	68,553
Granite Point Mortgage Trust Inc.	9,149	176,393
Great Ajax Corp.	3,075	41,851
Great Southern Bancorp Inc.	2,229	123,375
Great Western Bancorp Inc.	12,078	509,571
Green Bancorp Inc.	5,410	119,561
Green Dot Corp. Class A (a)	9,867	876,387
Greene County Bancorp Inc.	696	22,342
Greenhill & Co. Inc.	3,844	101,289
Greenlight Capital Re Ltd. Class A (a)	6,469	80,216
Guaranty Bancorp	5,340	158,598
Guaranty Bancshares Inc.	1,500	45,345
Hallmark Financial Services Inc. (a)	2,360	25,960
Hamilton Lane Inc. Class A	3,049	135,010
Hancock Whitney Corp.	17,205	818,098
Hanmi Financial Corp.	6,471	161,128
Hannon Armstrong Sustainable Infrastructure Capital Inc.	10,826	232,434
HarborOne Bancorp Inc. (a)	3,192	61,031
HCI Group Inc.	1,539	67,331
Health Insurance Innovations Inc. Class A (a)	2,644	163,003
Heartland Financial USA Inc.	5,955	345,688
Heritage Commerce Corp.	8,332	124,313
Heritage Financial Corp.	7,478	262,852
Heritage Insurance Holdings Inc.	3,901	57,813
Hilltop Holdings Inc.	14,681	296,116
Hingham Institution for Savings	270	59,349
Home Bancorp Inc.	1,603	69,698
Home Bancshares Inc.	32,381	709,144
HomeStreet Inc. (a)	4,988	132,182
HomeTrust Bancshares Inc. (a)	3,504	102,142
Hope Bancorp Inc.	24,849	401,808
Horace Mann Educators Corp.	8,287	372,086
Horizon Bancorp Inc.	7,683	151,739

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Houlihan Lokey Inc.	6,976	$313,432
Howard Bancorp Inc. (a)	2,703	47,843
IBERIABANK Corp.	11,229	913,479
Impac Mortgage Holdings Inc. (a)	2,281	17,085
Independence Holding Co.	883	31,700
Independent Bank Corp.	5,589	461,651
Independent Bank Corp. (Michigan)	4,587	108,483
Independent Bank Group Inc.	4,364	289,333
International Bancshares Corp.	11,346	510,570
INTL FCStone Inc. (a)	3,196	154,431
Invesco Mortgage Capital	22,860	361,645
Investar Holding Corp.	1,735	46,585
Investment Technology Group Inc.	6,679	144,667
Investors Bancorp Inc.	50,301	617,193
Investors Title Co.	291	48,859
James River Group Holdings Ltd.	5,167	220,218
Kearny Financial Corp.	19,324	267,637
Kemper Corp.	10,692	860,171
Kingstone Companies Inc.	1,995	37,905
Kinsale Capital Group Inc.	3,888	248,288
KKR Real Estate Finance Trust Inc.	3,462	69,829
Ladder Capital Corp.	17,524	296,857
Ladenburg Thalmann Financial Services Inc.	18,884	50,987
Lakeland Bancorp Inc.	8,860	159,923
Lakeland Financial Corp.	4,855	225,660
LCNB Corp.	1,686	31,444
LegacyTexas Financial Group Inc.	9,732	414,583
LendingClub Corp. (a)	64,541	250,419
LendingTree Inc. (a)	1,642	377,824
Level One Bancorp Inc.	346	9,619
Live Oak Bancshares Inc.	5,332	142,898
Luther Burbank Corp.	4,510	49,069
Macatawa Bank Corp.	5,028	58,878
Maiden Holdings Ltd.	13,050	37,193
Malvern Bancorp Inc. (a)	1,369	32,788
Marlin Business Services Corp.	1,775	51,209
MB Financial Inc.	16,845	776,723
MBIA Inc. (a)	17,543	187,535
MBT Financial Corp.	3,416	38,601
Mercantile Bank Corp.	3,170	105,783
Merchants Bancorp	3,355	85,284
Meridian Bancorp Inc.	9,812	166,804
Meta Financial Group Inc.	1,925	159,101
Metropolitan Bank Holding Corp. (a)	1,362	56,005
MGIC Investment Corp. (a)	73,047	972,256
Mid Penn Bancorp Inc.	1,097	31,978
Middlefield Banc Corp.	550	25,905
Midland States Bancorp Inc.	4,397	141,144
MidSouth Bancorp Inc.	2,915	44,891
MidWestOne Financial Group Inc.	2,377	79,178
Moelis & Co.	9,189	503,557
MutualFirst Financial Inc.	1,105	40,719
MVB Financial Corp.	1,624	29,264
National Bank Holdings Corp. Class A	5,993	225,636
National Bankshares Inc.	1,398	63,539

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Commerce Corp. (a)	3,626	$149,754
National General Holdings Corp.	12,452	334,212
National Western Life Group Inc. Class A	463	147,790
Navigators Group Inc., The	4,140	286,074
NBT Bancorp Inc.	8,612	330,529
Nelnet Inc. Class A	3,723	212,844
New York Mortgage Trust Inc.	28,065	170,635
NI Holdings Inc. (a)	2,264	38,194
Nicolet Bankshares Inc. (a)	1,714	93,430
NMI Holdings Inc. Class A (a)	12,500	283,125
Northeast Bancorp	1,377	29,881
Northfield Bancorp Inc.	9,315	148,295
Northrim BanCorp Inc.	1,349	56,051
Northwest Bancshares Inc.	19,515	338,000
Norwood Financial Corp.	1,186	46,444
Oak Valley Bancorp.	1,114	21,890
OceanFirst Financial Corp.	9,493	258,399
Ocwen Financial Corp. (a)	24,710	97,357
OFG Bancorp	8,862	143,121
Ohio Valley Banc Corp.	831	30,456
Old Line Bancshares Inc.	3,213	101,659
Old National Bancorp	30,743	593,340
Old Second Bancorp Inc.	5,835	90,151
On Deck Capital Inc. (a)	10,093	76,404
OP Bancorp (a)	2,356	27,330
Oppenheimer Holdings Inc. Class A	1,900	60,040
Opus Bank	3,999	109,573
Orchid Island Capital Inc.	11,202	81,215
Origin Bancorp Inc.	3,418	128,688
Oritani Financial Corp.	8,429	131,071
Orrstown Financial Services Inc.	1,343	31,963
Pacific City Financial Corp.	2,889	55,873
Pacific Mercantile Bancorp (a)	3,053	28,546
Pacific Premier Bancorp Inc. (a)	9,165	340,938
Park National Corp.	2,797	295,251
Parke Bancorp Inc.	1,316	29,544
PCSB Financial Corp.	3,291	66,939
PDL Community Bancorp (a)	1,772	26,775
Peapack-Gladstone Financial Corp.	3,900	120,471
Penns Woods Bancorp Inc.	1,034	44,927
PennyMac Mortgage Investment Trust	12,633	255,692
Peoples Bancorp Inc.	3,743	131,117
Peoples Bancorp of North Carolina Inc.	960	27,686
Peoples Financial Services Corp.	1,310	55,544
People’s Utah Bancorp	3,173	107,723
PHH Corp. (a)	7,192	79,040
Piper Jaffray Companies Inc.	2,956	225,691
PJT Partners Inc. Class A	4,082	213,693
PRA Group Inc. (a)	9,108	327,888
Preferred Bank	2,741	160,349
Premier Financial Bancorp Inc.	2,216	40,974
Primerica Inc.	8,768	1,056,982
ProAssurance Corp.	10,778	506,027
Protective Insurance Corp. Class B	1,974	45,303
Provident Bancorp Inc. (a)	859	24,868
Provident Financial Services Inc.	12,607	309,502

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Prudential Bancorp Inc.	1,667	$28,856
Pzena Investment Management Inc. Class A	3,898	37,187
QCR Holdings Inc.	2,776	113,400
Radian Group Inc.	43,859	906,566
RBB Bancorp	2,858	70,021
Redwood Trust Inc.	16,875	274,050
Regional Management Corp. (a)	1,764	50,856
Reliant Bancorp Inc.	2,059	52,649
Renasant Corp.	9,819	404,641
Republic Bancorp Inc. Class A	1,934	89,157
Republic First Bancorp Inc. (a)	8,020	57,343
Riverview Bancorp Inc.	4,133	36,536
RLI Corp.	7,959	625,418
S&T Bancorp Inc.	7,089	307,379
Safeguard Scientifics Inc. (a)	4,287	40,083
Safety Insurance Group Inc.	3,001	268,890
Sandy Spring Bancorp Inc.	6,963	273,716
SB One Bancorp	1,431	36,061
Seacoast Banking Corporation of Florida (a)	9,160	267,472
Select Bancorp Inc. (a)	1,791	22,208
Selective Insurance Group Inc.	11,835	751,523
ServisFirst Bancshares Inc.	9,415	368,597
Shore Bancshares Inc.	2,456	43,766
SI Financial Group Inc.	2,360	33,040
Siebert Financial Corp. (a)	1,410	20,657
Sierra Bancorp	2,938	84,908
Silvercrest Asset Management Group Inc. Class A	2,019	27,963
Simmons First National Corp.	18,282	538,405
SmartFinancial Inc. (a)	2,320	54,636
South State Corp.	7,360	603,520
Southern First Bancshares Inc. (a)	1,406	55,256
Southern Missouri Bancorp Inc.	1,463	54,526
Southern National Bancorp of Virginia Inc.	4,287	69,449
Southside Bancshares Inc.	6,657	231,664
Spirit of Texas Bancshares Inc. (a)	486	10,493
State Auto Financial Corp.	3,262	99,621
State Bank Financial Corp.	7,731	233,322
Sterling Bancorp Inc.	4,749	53,711
Stewart Information Services Corp.	4,664	209,927
Stifel Financial Corp.	14,070	721,228
Stock Yards Bancorp Inc.	4,335	157,361
Summit Financial Group Inc.	2,171	50,389
Sutherland Asset Management Corp.	3,960	65,934
Territorial Bancorp Inc.	1,714	50,649
Third Point Reinsurance Ltd. (a)	16,248	211,224
Timberland Bancorp Inc.	1,297	40,518
Tiptree Inc.	6,333	41,481
Tompkins Financial Corp.	2,944	239,023
TowneBank	13,490	416,167
TPG RE Finance Trust Inc.	7,199	144,124
Trico Bancshares	5,106	197,194
Tristate Capital Holdings Inc. (a)	4,988	137,669
Triumph Bancorp Inc. (a)	4,749	181,412

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Trupanion Inc. (a)	5,026	$179,579
Trustco Bank Corp. NY	19,212	163,302
Trustmark Corp.	13,771	463,394
UMB Financial Corp.	9,197	652,067
Union Bankshares Corp.	13,211	509,020
Union Bankshares Inc.	731	38,853
United Bankshares Inc.	20,230	735,361
United Community Banks Inc.	15,724	438,542
United Community Financial Corp.	10,273	99,340
United Financial Bancorp Inc.	10,160	170,993
United Fire Group Inc.	4,294	218,006
United Insurance Holdings Corp.	3,925	87,842
United Security Bancshares	2,686	29,815
Unity Bancorp Inc.	1,583	36,251
Universal Insurance Holdings Inc.	6,495	315,332
Univest Corp. of Pennsylvania	5,774	152,722
Valley National Bancorp	65,663	738,709
Value Line Inc.	408	10,159
Veritex Holdings Inc. (a)	4,777	134,998
Virtus Investment Partners Inc.	1,405	159,819
Waddell & Reed Financial Inc. Class A	15,755	333,691
Walker & Dunlop Inc.	5,713	302,103
Washington Federal Inc.	16,845	539,040
Washington Trust Bancorp Inc.	3,114	172,204
Waterstone Financial Inc.	5,015	86,007
WesBanco Inc.	10,695	476,783
West Bancorporation	3,452	81,122
Westamerica Bancorporation	5,210	313,434
Western Asset Mortgage Capital Corp.	8,333	83,497
Western New England Bancorp Inc.	5,576	60,221
Westwood Holdings Group Inc.	1,754	90,752
WisdomTree Investments Inc.	24,323	206,259
WMIH Corp. (a)	63,808	88,693
World Acceptance Corp. (a)	1,276	145,923
WSFS Financial Corp.	6,117	288,400

		80,471,229

Health Care (16.41%)
AAC Holdings Inc. (a)	2,372	18,098
Abeona Therapeutics Inc. (a)	6,498	83,174
ACADIA Pharmaceuticals Inc. (a)	19,516	405,152
Accelerate Diagnostics Inc. (a)	5,050	115,898
Acceleron Pharma Inc. (a)	7,889	451,487
Accuray Inc. (a)	17,391	78,260
Achaogen Inc. (a)	7,263	28,979
Achillion Pharmaceuticals Inc. (a)	27,526	101,296
Aclaris Therapeutics Inc. (a)	5,635	81,820
Acorda Therapeutics Inc. (a)	8,870	174,296
Adamas Pharmaceuticals Inc. (a)	4,601	92,112
Addus HomeCare Corp. (a)	1,991	139,669
ADMA Biologics Inc. (a)	3,969	24,647
Aduro Biotech Inc. (a)	13,448	98,843
Adverum Biotechnologies Inc. (a)	11,386	68,885
Aeglea BioTherapeutics Inc. (a)	3,404	32,576
Aerie Pharmaceuticals Inc. (a)	7,229	444,945
Agenus Inc. (a)	15,282	32,703

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Aimmune Therapeutics Inc. (a)	8,648	$235,917
Akcea Therapeutics Inc. (a)	2,584	90,492
Akebia Therapeutics Inc. (a)	10,592	93,527
Akorn Inc. (a)	18,684	242,518
Albireo Pharma Inc. (a)	1,904	62,756
Alder Biopharmaceuticals Inc. (a)	11,513	191,691
Aldeyra Therapeutics Inc. (a)	3,322	45,844
Allakos Inc. (a)	1,998	89,890
Allena Pharmaceuticals Inc. (a)	2,431	26,109
Allscripts Healthcare Solutions Inc. (a)	35,153	500,930
AMAG Pharmaceuticals Inc. (a)	7,046	140,920
Amedisys Inc. (a)	5,355	669,161
American Renal Associates Holdings Inc. (a)	2,763	59,819
Amicus Therapeutics Inc. (a)	38,639	467,146
AMN Healthcare Services Inc. (a)	9,484	518,775
Amneal Pharmaceuticals Inc. (a)	17,770	394,316
Amphastar Pharmaceuticals Inc. (a)	7,506	144,415
Ampio Pharmaceuticals Inc. (a)	16,530	8,397
AnaptysBio Inc. (a)	3,904	389,502
Angiodynamics Inc. (a)	7,336	159,485
ANI Pharmaceuticals Inc. (a)	1,689	95,496
Anika Therapeutics Inc. (a)	2,968	125,190
Antares Pharma Inc. (a)	30,525	102,564
Apellis Pharmaceuticals Inc. (a)	7,551	134,257
Apollo Medical Holdings Inc. (a)	4,309	95,100
Aptinyx Inc. (a)	3,220	93,251
Aquestive Therapeutics Inc. (a)	1,193	20,889
Aratana Therapeutics Inc. (a)	8,673	50,650
Arbutus Biopharma Corp. (a)	7,371	69,656
Arcus Biosciences Inc. (a)	1,938	27,016
Ardelyx Inc. (a)	10,052	43,726
Arena Pharmaceuticals Inc. (a)	10,133	466,321
ArQule Inc. (a)	22,601	127,922
Array Biopharma Inc. (a)	41,672	633,414
Arrowhead Pharmaceuticals Inc. (a)	17,549	336,414
Arsanis Inc. (a)	882	1,429
Assembly Biosciences Inc. (a)	4,341	161,225
Assertio Therapeutics Inc. (a)	12,383	72,812
Atara Biotherapeutics Inc. (a)	8,501	351,516
Athenex Inc. (a)	8,793	136,643
Athersys Inc. (a)	24,701	51,872
AtriCure Inc. (a)	6,692	234,421
Atrion Corp.	288	200,102
Audentes Therapeutics Inc. (a)	6,691	264,897
Avanos Medical Inc. (a)	9,472	648,832
Aveo Pharmaceuticals Inc. (a)	21,295	70,486
Avid Bioservices Inc. (a)	10,562	72,455
Avrobio Inc. (a)	1,450	75,212
AxoGen Inc. (a)	6,960	256,476
Bellicum Pharmaceutical Inc. (a)	8,366	51,535
BioCryst Pharmaceuticals Inc. (a)	22,079	168,463
Biohaven Pharmaceutical Holding Company Ltd. (a)	5,720	214,786
BioScrip Inc. (a)	25,465	78,942
BioSpecifics Technologies Corp. (a)	1,176	68,784
BioTelemetry Inc. (a)	6,561	422,856

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
BioTime Inc. (a)	20,339	$47,797
Blueprint Medicines Corp. (a)	8,468	661,012
Brookdale Senior Living Inc. (a)	37,676	370,355
Calithera Biosciences Inc. (a)	6,521	34,235
Calyxt Inc. (a)	1,006	15,362
Cambrex Corp. (a)	6,753	461,905
Capital Senior Living Corp. (a)	5,391	50,891
Cara Therapeutics Inc. (a)	7,975	191,001
Cardiovascular Systems Inc. (a)	6,672	261,142
CareDx Inc. (a)	6,742	194,507
CASI Pharmaceuticals Inc. (a)	10,412	48,624
Castlight Health Inc. Class B (a)	16,280	43,956
Catalyst Biosciences Inc. (a)	2,490	26,842
Catalyst Pharmaceuticals Inc. (a)	20,727	78,348
Celcuity Inc. (a)	1,219	35,058
Cellular Biomedicine Group Inc. (a)	2,135	38,750
Cerus Corp. (a)	26,786	193,127
ChemoCentryx Inc. (a)	4,352	55,009
Chimerix Inc. (a)	9,107	35,426
ChromaDex Corp. (a)	8,038	34,483
Civitas Solutions Inc. (a)	3,560	52,510
Clearside Biomedical Inc. (a)	5,861	36,045
Clovis Oncology Inc. (a)	9,689	284,566
Codexis Inc. (a)	10,633	182,356
Cohbar Inc. (a)	4,643	20,011
Coherus Biosciences Inc. (a)	10,599	174,884
Collegium Pharmaceutical Inc. (a)	6,132	90,386
Community Health Systems Inc. (a)	17,264	59,733
Computer Programs & Systems Inc.	2,442	65,568
Concert Pharmaceuticals Inc. (a)	4,464	66,246
Conmed Corp.	5,155	408,379
Constellation Pharmaceuticals Inc. (a)	1,747	11,757
Corbus Pharmaceuticals Holdings Inc. (a)	11,011	83,133
Corcept Therapeutics Inc. (a)	19,629	275,199
Corium International Inc. (a)	5,590	53,161
Corvel Corp. (a)	1,842	110,981
Corvus Pharmaceuticals Inc. (a)	2,900	24,882
Crinetics Pharmaceuticals Inc. (a)	1,661	47,588
Cross Country Healthcare Inc. (a)	7,125	62,201
CryoLife Inc. (a)	7,104	250,061
Cryoport Inc. (a)	5,179	66,343
CTI BioPharma Corp. (a)	10,661	23,028
Cue BioPharma Inc. (a)	3,698	33,467
Cutera Inc. (a)	2,708	88,145
CymaBay Therapeutics Inc. (a)	12,305	136,339
Cytokinetics Inc. (a)	8,680	85,498
CytomX Therapeutics Inc. (a)	9,070	167,795
CytoSorbents Corp. (a)	5,901	76,123
Deciphera Pharmaceuticals Inc. (a)	1,818	70,393
Denali Therapeutics Inc. (a)	10,469	227,596
Dermira Inc. (a)	6,854	74,709
Dicerna Pharmaceuticals Inc. (a)	9,279	141,598
Diplomat Pharmacy Inc. (a)	11,277	218,887
Dova Pharmaceuticals Inc. (a)	2,466	51,712
Durect Corp. (a)	32,795	36,075
Dynavax Technologies Corp. (a)	13,041	161,708

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Eagle Pharmaceuticals Inc. (a)	2,181	$151,209
Editas Medicine Inc. (a)	9,144	290,962
Eidos Therapeutics Inc. (a)	1,613	16,098
Electrocore LLC (a)	1,331	18,634
Eloxx Pharmaceuticals Inc. (a)	4,488	76,476
Emergent Biosolutions Inc. (a)	9,091	598,461
Enanta Pharmaceuticals Inc. (a)	3,371	288,086
Endo International PLC (a)	45,408	764,217
Endocyte Inc. (a)	12,953	230,045
Endologix Inc. (a)	17,249	32,946
Ensign Group Inc., The	9,979	378,404
Enzo Biochem Inc. (a)	9,877	40,693
Epizyme Inc. (a)	10,956	116,134
Esperion Therapeutics Inc. (a)	4,550	201,884
Evelo Biosciences Inc. (a)	1,138	13,861
Evolent Health Inc. Class A (a)	13,693	388,881
Evolus Inc. (a)	1,952	36,346
Fate Therapeutics Inc. (a)	10,601	172,690
Fennec Pharmaceuticals Inc. (a)	2,343	19,213
FibroGen Inc. (a)	15,105	917,629
Five Prime Therapeutics Inc. (a)	7,245	100,850
Flexion Therapeutics Inc. (a)	7,033	131,587
Fluidigm Corp. (a)	5,641	42,251
Fonar Corp. (a)	1,297	32,295
Fortress Biotech Inc. (a)	6,608	10,573
Forty Seven Inc. (a)	1,872	27,930
G1 Therapeutics Inc. (a)	4,267	223,121
Genesis Healthcare Inc. (a)	12,221	16,498
GenMark Diagnostics Inc. (a)	10,753	79,035
Genomic Health Inc. (a)	4,329	303,982
Geron Corp. (a)	35,419	62,337
Glaukos Corp. (a)	6,757	438,529
Global Blood Therapeutics Inc. (a)	10,227	388,626
Globus Medical Inc. Class A (a)	14,772	838,459
GlycoMimetics Inc. (a)	7,034	101,290
GTx Inc. (a)	963	1,512
Haemonetics Corp. (a)	10,490	1,201,944
Halozyme Therapeutics Inc. (a)	25,272	459,192
Harvard Bioscience Inc. (a)	6,698	35,165
HealthEquity Inc. (a)	11,005	1,038,982
HealthStream Inc.	5,121	158,802
Helius Medical Technologies Inc. (a)	2,873	28,127
Heron Therapeutics Inc. (a)	14,175	448,639
Heska Corp. (a)	1,301	147,416
HMS Holdings Corp. (a)	17,000	557,770
Homology Medicines Inc. (a)	2,183	49,903
Horizon Pharma PLC (a)	33,345	652,895
Idera Pharmaceuticals Inc. (a)	3,706	33,020
Immune Design Corp. (a)	7,577	26,141
ImmunoGen Inc. (a)	29,472	279,100
Immunomedics Inc. (a)	29,228	608,819
Innovate Biopharmaceuticals Inc. (a)	3,866	26,405
Innoviva Inc. (a)	13,774	209,916
Inogen Inc. (a)	3,584	874,926
Inovalon Holdings Inc. Class A (a)	14,485	145,574
Inovio Pharmaceuticals Inc. (a)	16,917	94,059

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Insmed Inc. (a)	15,337	$310,114
Inspire Medical Systems Inc. (a)	1,633	68,717
Insys Therapeutics Inc. (a)	6,200	62,496
Integer Holdings Corp. (a)	6,384	529,553
Intellia Therapeutics Inc. (a)	6,595	188,749
Intercept Pharmaceuticals Inc. (a)	4,483	566,472
Intersect ENT Inc. (a)	6,192	178,020
Intra-Cellular Therapies Inc. (a)	8,835	191,720
Intrexon Corp. (a)	15,352	264,361
IntriCon Corp. (a)	1,504	84,525
Invacare Corp.	6,660	96,903
Invitae Corp. (a)	13,383	223,898
Iovance Biotherapeutics Inc. (a)	16,362	184,073
iRadimed Corp. (a)	729	27,082
iRhythm Technologies Inc. (a)	4,965	469,987
Ironwood Pharmaceuticals Inc. (a)	28,107	518,855
Jounce Therapeutics Inc. (a)	2,971	19,312
K2M Group Holdings Inc. (a)	8,236	225,419
Kadmon Holdings Inc. (a)	20,879	69,736
Kala Pharmaceuticals Inc. (a)	2,045	20,184
Karyopharm Therapeutics Inc. (a)	9,536	162,398
Keryx Biopharmaceuticals Inc. (a)	18,897	64,250
Kezar Life Sciences Inc. (a)	1,184	25,349
Kindred Biosciences Inc. (a)	6,194	86,406
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,508	38,454
Kura Oncology Inc. (a)	5,879	102,883
La Jolla Pharmaceutical Co. (a)	4,488	90,343
Lannett Company Inc. (a)	6,054	28,757
Lantheus Holdings Inc. (a)	7,789	116,446
LeMaitre Vascular Inc.	3,192	123,658
Lexicon Pharmaceuticals Inc. (a)	9,119	97,300
LHC Group Inc. (a)	5,939	611,658
LifePoint Health Inc. (a)	7,278	468,703
Ligand Pharmaceuticals Inc.
Class B (a)	4,237	1,163,014
Liquidia Technologies Inc. (a)	1,146	31,435
LivaNova PLC (a)	9,889	1,225,939
Loxo Oncology Inc. (a)	5,451	931,194
Luminex Corp.	8,311	251,906
MacroGenics Inc. (a)	7,736	165,860
Madrigal Pharmaceuticals Inc. (a)	1,448	310,060
Magellan Health Inc. (a)	5,023	361,907
Magenta Therapeutics Inc. (a)	957	11,494
Mallinckrodt PLC (a)	16,555	485,227
MannKind Corp. (a)	29,435	53,866
Marinus Pharmaceuticals Inc. (a)	7,587	75,870
Medicines Co., The (a)	13,886	415,330
MediciNova Inc. (a)	7,856	98,121
Medidata Solutions Inc. (a)	11,687	856,774
Medpace Holdings Inc. (a)	4,578	274,268
MeiraGTx Holdings PLC (a)	979	13,314
Melinta Therapeutics Inc. (a)	6,962	27,500
Menlo Therapeutics Inc. (a)	2,352	23,167
Meridian Bioscience Inc.	8,230	122,627
Merit Medical Systems Inc. (a)	11,012	676,687
Mersana Therapeutics Inc. (a)	2,712	27,120

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MiMedx Group Inc. (a)	21,448	$132,549
Minerva Neurosciences Inc. (a)	6,429	80,684
Miragen Therapeutics Inc. (a)	5,405	30,160
Mirati Therapeutics Inc. (a)	4,150	195,465
Molecular Templates Inc. (a)	1,913	10,311
Momenta Pharmaceuticals Inc. (a)	15,728	413,646
Mustang Bio Inc. (a)	3,178	18,909
MyoKardia Inc. (a)	7,050	459,660
Myriad Genetics Inc. (a)	13,435	618,010
NanoString Technologies Inc. (a)	5,208	92,859
NantHealth Inc. (a)	3,711	5,826
NantKwest Inc. (a)	6,490	24,013
Natera Inc. (a)	6,816	163,175
National Healthcare Corp.	2,385	179,757
National Research Corp. Class A	2,304	88,934
Natus Medical Inc. (a)	6,426	229,087
Neogen Corp. (a)	10,259	733,826
NeoGenomics Inc. (a)	13,023	199,903
Neon Therapeutics Inc. (a)	1,302	11,119
Neos Therapeutics Inc. (a)	6,165	29,900
Neuronetics Inc. (a)	1,524	48,859
Nevro Corp. (a)	5,949	339,093
NewLink Genetics Corp. (a)	6,490	15,511
NextGen Healthcare Inc. (a)	10,818	217,225
Novavax Inc. (a)	79,866	150,148
Novocure Ltd. (a)	14,991	785,528
NuVasive Inc. (a)	10,437	740,818
Nuvectra Corp. (a)	2,903	63,808
NxStage Medical Inc. (a)	12,995	362,431
Nymox Pharmaceutical Corp. (a)	5,992	14,740
Ocular Therapeutix Inc. (a)	6,244	42,959
Odonate Therapeutics Inc. (a)	1,306	25,349
Omeros Corp. (a)	9,340	227,989
Omnicell Inc. (a)	7,882	566,716
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b) (c)	1,326	0
OPKO Health Inc. (a)	65,696	227,308
Optinose Inc. (a)	4,205	52,268
OraSure Technologies Inc. (a)	11,859	183,222
Organovo Holdings Inc. (a)	19,231	22,116
Orthofix Medical Inc. (a)	3,451	199,502
OrthoPediatrics Corp. (a)	1,443	52,872
Ovid Therapeutics Inc. (a)	2,366	13,415
Owens & Minor Inc.	12,431	205,360
Oxford Immunotec Global PLC (a)	5,465	88,697
Pacific Biosciences of California Inc. (a)	24,799	134,163
Pacira Pharmaceuticals Inc. (a)	8,150	400,573
Palatin Technologies Inc. (a)	37,083	36,990
Paratek Pharmaceuticals Inc. (a)	6,657	64,573
Patterson Companies Inc.	16,811	411,029
PDL BioPharma Inc. (a)	26,827	70,555
PetIQ Inc. (a)	2,402	94,423
Pfenex Inc. (a)	6,883	35,172
Phibro Animal Health Corp. Class A	4,027	172,758
Pieris Pharmaceuticals Inc. (a)	10,876	60,906
PolarityTE Inc. (a)	1,812	34,609

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Portola Pharmaceuticals Inc. (a)	13,302	$354,232
Prestige Consumer Healthcare Inc. (a)	10,496	397,693
Progenics Pharmaceuticals Inc. (a)	16,935	106,182
Proteostasis Therapeutics Inc. (a)	5,364	12,927
Prothena Corp. PLC (a)	8,512	111,337
Providence Service Corp. (a)	2,328	156,628
PTC Therapeutics Inc. (a)	9,234	433,998
Pulse Biosciences Inc. (a)	1,932	27,415
Puma Biotechnology Inc. (a)	6,023	276,155
Quanterix Corp. (a)	1,700	36,414
Quidel Corp. (a)	7,006	456,581
Quorum Health Corp. (a)	5,941	34,814
R1 RCM Inc. (a)	20,552	208,808
Ra Pharmaceuticals Inc. (a)	2,740	49,567
Radius Health Inc. (a)	8,482	150,980
RadNet Inc. (a)	8,288	124,734
Reata Pharmaceuticals Inc. Class A (a)	3,897	318,619
Recro Pharma Inc. (a)	4,338	30,843
REGENXBIO Inc. (a)	6,556	494,978
Repligen Corp. (a)	8,058	446,897
Replimune Group Inc. (a)	1,753	28,223
resTORbio Inc. (a)	1,289	19,515
Retrophin Inc. (a)	8,276	237,769
Revance Therapeutics Inc. (a)	6,877	170,893
Rhythm Pharmaceuticals Inc. (a)	3,125	91,156
Rigel Pharmaceuticals Inc. (a)	34,601	111,069
Rocket Pharmaceuticals Inc. (a)	4,361	107,368
Rockwell Medical Inc. (a)	10,309	43,504
RTI Surgical Inc. (a)	11,261	50,675
Rubius Therapeutics Inc. (a)	2,876	69,024
Sangamo Therapeutics Inc. (a)	20,381	345,458
Savara Inc. (a)	6,230	69,527
Scholar Rock Holding Corp. (a)	1,458	37,544
scPharmaceuticals Inc. (a)	1,382	8,112
SeaSpine Holdings Corp. (a)	2,384	37,095
Select Medical Holdings Corp. (a)	22,179	408,094
Selecta Biosciences Inc. (a)	3,930	61,112
Senseonics Holdings Inc. (a)	17,672	84,295
Seres Therapeutics Inc. (a)	4,626	35,111
Sienna Biopharmaceuticals Inc. (a)	3,024	44,816
Sientra Inc. (a)	4,844	115,675
SIGA Technologies Inc. (a)	10,833	74,639
Simulations Plus Inc.	2,233	45,107
Solid Biosciences Inc. (a)	2,603	122,810
Sorrento Therapeutics Inc. (a)	22,636	99,598
Spark Therapeutics Inc. (a)	6,420	350,211
Spectrum Pharmaceuticals Inc. (a)	20,815	349,692
Spero Therapeutics Inc. (a)	2,318	24,362
Spring Bank Pharmaceuticals Inc. (a)	3,065	36,933
STAAR Surgical Co. (a)	9,037	433,776
Stemline Therapeutics Inc. (a)	5,934	98,504
Supernus Pharmaceuticals Inc. (a)	10,013	504,155
Surface Oncology Inc. (a)	1,533	16,771
Surgery Partners Inc. (a)	3,809	62,849
SurModics Inc. (a)	2,646	197,524
Syndax Pharmaceuticals Inc. (a)	2,690	21,735
Syneos Health Inc. (a)	12,708	655,097

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Synergy Pharmaceuticals Inc. (a)	48,807	$82,972
Synlogic Inc. (a)	3,223	45,799
Syros Pharmaceuticals Inc. (a)	5,135	61,158
T2 Biosystems Inc. (a)	7,136	53,163
Tabula Rasa HealthCare Inc. (a)	3,613	293,339
Tactile Systems Technology Inc. (a)	3,621	257,272
Tandem Diabetes Care Inc. (a)	10,650	456,246
Teladoc Health Inc. (a)	13,601	1,174,446
Teligent Inc. (a)	8,968	35,424
Tenet Healthcare Corp. (a)	17,200	489,512
Tetraphase Pharmaceuticals Inc. (a)	10,706	29,549
TG Therapeutics Inc. (a)	12,386	69,362
TherapeuticsMD Inc. (a)	37,223	244,183
Theravance Biopharma Inc. (a)	8,649	282,563
Tivity Health Inc. (a)	8,032	258,229
Tocagen Inc. (a)	3,671	57,231
TransEnterix Inc. (a)	32,578	188,952
Translate Bio Inc. (a)	2,193	21,930
Tricida Inc. (a)	2,829	86,426
Triple-S Management Corp. Class B (a)	4,602	86,932
Tyme Technologies Inc. (a)	8,777	24,400
U.S. Physical Therapy Inc.	2,512	297,923
Ultragenyx Pharmaceutical Inc. (a)	9,602	733,017
UNITY Biotechnology Inc. (a)	1,070	17,430
Unum Therapeutics Inc. (a)	758	7,807
Utah Medical Products Inc.	736	69,331
Vanda Pharmaceuticals Inc. (a)	10,157	233,103
Varex Imaging Corp. (a)	7,656	219,421
Veracyte Inc. (a)	6,196	59,172
Verastem Inc. (a)	14,417	104,523
Vericel Corp. (a)	8,836	125,029
Verrica Pharmaceuticals Inc. (a)	1,310	21,288
ViewRay Inc. (a)	12,599	117,927
Viking Therapeutics Inc. (a)	10,792	187,997
Vital Therapies Inc. (a)	6,371	1,755
Vocera Communications Inc. (a)	5,979	218,712
Voyager Therapeutics Inc. (a)	4,492	84,989
WaVe Life Sciences Ltd. (a)	3,460	173,000
Wright Medical Group NV (a)	25,081	727,851
Xencor Inc. (a)	9,357	364,642
Xeris Pharmaceuticals Inc. (a)	1,564	27,495
XOMA Corp. (a)	1,209	21,242
Zafgen Inc. (a)	6,385	74,641
ZIOPHARM Oncology Inc. (a)	28,115	89,968
Zogenix Inc. (a)	8,451	419,170
Zomedica Pharmaceuticals Corp. (a)	5,905	11,043

		76,561,595

Industrials (14.95%)
Aaon Inc.	8,404	317,671
AAR Corp.	6,631	317,559
ABM Industries Inc.	13,506	435,569
Acco Brands Corp.	20,714	234,068
Actuant Corp. Class A	12,385	345,542
Advanced Disposal Services Inc. (a)	14,741	399,186
Advanced Drainage Systems Inc.	6,933	214,230

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Aegion Corp. (a)	6,646	$168,675
Aerojet Rocketdyne Holdings Inc. (a)	14,357	487,994
Aerovironment Inc. (a)	4,324	485,023
Air Transport Services Group Inc. (a)	11,841	254,226
Aircastle Ltd.	13,794	302,227
Alamo Group Inc.	1,926	176,441
Albany International Corp. Class A	5,892	468,414
Allegiant Travel Co.	2,623	332,596
Allied Motion Technologies Inc.	1,451	78,978
Altra Industrial Motion Corp.	12,216	504,521
Ameresco Inc. Class A (a)	4,191	57,207
American Railcar Industries Inc.	1,575	72,608
American Woodmark Corp. (a)	2,887	226,485
Apogee Enterprises Inc.	5,723	236,474
Applied Industrial Technologies Inc.	7,744	605,968
ArcBest Corp.	5,245	254,645
Argan Inc.	2,853	122,679
Armstrong Flooring Inc. (a)	4,527	81,939
ASGN Inc. (a)	10,295	812,584
Astec Industries Inc.	4,573	230,525
Astronics Corp. (a)	4,344	188,964
Atkore International Group Inc. (a)	7,780	206,403
Atlas Air Worldwide Holdings Inc. (a)	4,760	303,450
Avis Budget Group Inc. (a)	13,470	432,926
Axon Enterprise Inc. (a)	11,885	813,291
AZZ Inc.	5,156	260,378
Babcock & Wilcox Enterprises Inc. (a)	6,897	7,104
Barnes Group Inc.	9,650	685,440
Barrett Business Services Inc.	1,479	98,768
Beacon Roofing Supply Inc. (a)	13,710	496,165
BG Staffing Inc.	1,923	52,306
Blue Bird Corp. (a)	3,043	74,554
BlueLinx Holdings Inc. (a)	1,852	58,319
BMC Stock Holdings Inc. (a)	13,498	251,738
Brady Corp.	9,625	421,094
Briggs & Stratton Corp.	8,473	162,936
BrightView Holdings Inc. (a)	6,041	96,958
Brink’s Co., The	10,190	710,753
Builders FirstSource Inc. (a)	22,955	336,979
CaesarStone Ltd.	4,841	89,801
CAI International Inc. (a)	3,374	77,163
Casella Waste Systems Inc. Class A (a)	7,964	247,362
CBIZ Inc. (a)	10,601	251,244
CECO Environmental Corp.	6,679	52,631
Charah Solutions Inc. (a)	1,843	14,560
Chart Industries Inc. (a)	6,299	493,401
Cimpress NV (a)	4,462	609,554
CIRCOR International Inc.	3,352	159,220
Columbus McKinnon Corp.	4,565	180,500
Comfort Systems USA Inc.	7,499	422,944
Commercial Vehicle Group Inc. (a)	6,634	60,767
Continental Building Products Inc. (a)	7,450	279,748
Costamare Inc.	10,645	69,086
Covanta Holding Corp.	24,192	393,120
Covenant Transport Group Inc. Class A (a)	2,619	76,108
CRA International Inc.	1,571	78,896

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CSW Industrials Inc. (a)	3,057	$164,161
Cubic Corp.	5,173	377,888
Daseke Inc. (a)	8,470	67,929
Deluxe Corp.	9,635	548,617
DMC Global Inc.	3,004	122,563
Douglas Dynamics Inc.	4,546	199,569
Ducommun Inc. (a)	2,137	87,275
DXP Enterprises Inc. (a)	3,207	128,504
Dycom Industries Inc. (a)	6,199	524,435
Eagle Bulk Shipping Inc. (a)	9,570	53,783
Eastern Co., The	1,147	32,575
Echo Global Logistics Inc. (a)	5,826	180,315
EMCOR Group Inc.	11,792	885,697
Encore Wire Corp.	4,115	206,162
Energous Corp. (a)	4,860	49,183
Energy Recovery Inc. (a)	7,103	63,572
EnerSys	8,538	743,916
Engility Holdings Inc. (a)	3,528	126,973
Ennis Inc.	5,285	108,078
Enphase Energy Inc. (a)	18,015	87,373
EnPro Industries Inc.	4,203	306,525
EnviroStar Inc.	714	27,810
ESCO Technologies Inc.	5,167	351,614
Essendant Inc.	7,102	91,048
Esterline Technologies Corp. (a)	5,282	480,398
Evoqua Water Technologies Corp. (a)	15,199	270,238
Exponent Inc.	10,414	558,190
Federal Signal Corp.	12,258	328,269
Forrester Research Inc.	1,985	91,112
Forward Air Corp.	5,890	422,313
Foundation Building Materials Inc. (a)	2,984	37,210
Franklin Covey Co. (a)	2,110	49,902
Franklin Electric Co. Inc.	9,378	443,111
FreightCar America Inc. (a)	2,515	40,416
FTI Consulting Inc. (a)	7,730	565,759
FuelCell Energy Inc. (a)	16,936	18,122
GATX Corp.	7,642	661,721
Genco Shipping & Trading Ltd. (a)	2,381	33,334
Gencor Industries Inc. (a)	1,655	19,943
Generac Holdings Inc. (a)	12,310	694,407
General Finance Corp. (a)	1,967	31,374
Gibraltar Industries Inc. (a)	6,562	299,227
Global Brass & Copper Holdings Inc.	4,497	165,939
GMS Inc. (a)	6,553	152,030
Gorman-Rupp Co., The	3,684	134,466
GP Strategies Corp. (a)	2,630	44,316
Graham Corp.	2,137	60,199
Granite Construction Inc.	8,972	410,020
Great Lakes Dredge & Dock Co. (a)	12,160	75,392
Greenbrier Companies Inc., The	6,462	388,366
Griffon Corp.	7,056	113,954
H&E Equipment Services Inc.	6,357	240,167
Harsco Corp. (a)	16,238	463,595
Hawaiian Holdings Inc.	10,114	405,571
HC2 Holdings Inc. (a)	9,021	55,209
Healthcare Services Group Inc.	15,029	610,478

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Heartland Express Inc.	9,295	$183,390
Heidrick & Struggles International Inc.	3,790	128,292
Herc Holdings Inc. (a)	4,942	253,030
Heritage-Crystal Clean Inc. (a)	2,927	62,491
Herman Miller Inc.	12,207	468,749
Hertz Global Holdings Inc. (a)	11,243	183,598
Hillenbrand Inc.	12,706	664,524
HNI Corp.	8,725	385,994
Hub Group Inc. (a)	6,652	303,331
Hurco Companies Inc.	1,290	58,179
Huron Consulting Group Inc. (a)	4,497	222,152
Hyster-Yale Materials Handling Inc.	2,050	126,137
ICF International Inc.	3,743	282,409
IES Holdings Inc. (a)	1,617	31,532
Infrastructure and Energy Alternatives Inc. (a)	3,557	37,349
Innerworkings Inc. (a)	8,304	65,768
Insperity Inc.	7,804	920,482
Insteel Industries Inc.	3,699	132,720
Interface Inc.	11,814	275,857
JELD-WEN Holding Inc. (a)	13,869	342,010
John Bean Technologies Corp.	6,357	758,390
Kadant Inc.	2,267	244,496
Kaman Corp.	5,586	373,033
KBR Inc.	28,480	601,782
Kelly Services Inc. Class A	6,118	147,016
Kennametal Inc.	16,673	726,276
Keyw Holding Corp., The (a)	10,037	86,920
Kforce Inc.	4,788	180,029
Kimball International Inc. Class B	7,215	120,851
KLX Inc. (a)	10,199	640,293
Knoll Inc.	9,768	229,060
Korn/Ferry International	11,640	573,154
Kratos Defense & Security Solutions Inc. (a)	17,921	264,872
L.B. Foster Co. Class A (a)	2,065	42,436
Lawson Products Inc. (a)	1,496	50,714
Lindsay Corp.	2,122	212,709
LSC Communications Inc.	6,312	69,811
Lydall Inc. (a)	3,476	149,816
Manitex International Inc. (a)	2,976	31,337
Manitowoc Company Inc., The (a)	6,924	166,107
Marten Transport Ltd.	7,829	164,800
Masonite International Corp. (a)	5,620	360,242
MasTec Inc. (a)	13,048	582,593
Matson Inc.	8,700	344,868
Matthews International Corp. Class A	6,453	323,618
Maxar Technologies Ltd.	11,535	381,462
McGrath Rentcorp	4,800	261,456
Mercury Systems Inc. (a)	9,476	524,212
Meritor Inc. (a)	16,481	319,072
Mesa Air Group Inc. (a)	2,512	34,816
Milacron Holdings Corp. (a)	13,926	282,002
Miller Industries Inc.	2,425	65,233
Mistras Group Inc. (a)	3,585	77,687
Mobile Mini Inc.	8,962	392,984
Moog Inc. Class A	6,477	556,828

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
MRC Global Inc. (a)	16,865	$316,556
MSA Safety Inc.	6,933	737,949
Mueller Industries Inc.	11,549	334,690
Mueller Water Products Inc.	31,141	358,433
Multi-Color Corp.	2,835	176,479
MYR Group Inc. (a)	3,261	106,439
National Presto Industries Inc.	970	125,761
Navigant Consulting Inc.	8,909	205,442
Navistar International Corp. (a)	9,931	382,344
NCI Building Systems Inc. (a)	8,267	125,245
Nexeo Solutions Inc. (a)	6,662	81,610
NL Industries Inc. (a)	1,515	9,090
NN Inc.	5,745	89,622
Northwest Pipe Co. (a)	1,980	39,105
NOW Inc. (a)	22,055	365,010
NV5 Global Inc. (a)	1,935	167,765
Omega Flex Inc.	658	46,823
Orion Group Holdings Inc. (a)	5,559	41,970
P.A.M. Transportation Services Inc. (a)	438	28,509
Park-Ohio Holdings Corp.	1,945	74,591
Patrick Industries Inc. (a)	4,773	282,562
PGT Innovations Inc. (a)	9,876	213,322
PICO Holdings Inc.	3,772	47,339
Pitney Bowes Inc.	37,714	267,015
Plug Power Inc. (a)	42,748	82,076
Powell Industries Inc.	1,936	70,199
Preformed Line Products Co.	625	43,925
Primoris Services Corp.	8,295	205,882
Proto Labs Inc. (a)	5,496	888,978
Quad Graphics Inc.	6,216	129,541
Quanex Building Products Corp.	6,862	124,888
R.R. Donnelley & Sons Co.	14,291	77,171
Radiant Logistics Inc. (a)	7,315	43,232
Raven Industries Inc.	7,189	328,897
RBC Bearings Inc. (a)	4,861	730,900
Reis Inc.	2,019	46,437
Resources Connection Inc.	6,264	103,982
REV Group Inc.	6,177	96,979
Rexnord Corp. (a)	21,413	659,520
Rush Enterprises Inc. Class A	5,799	227,959
Rush Enterprises Inc. Class B	1,067	42,563
Safe Bulkers Inc. (a)	10,102	29,094
Saia Inc. (a)	5,190	396,776
Scorpio Bulkers Inc.	11,091	80,410
Simpson Manufacturing Co. Inc.	8,389	607,867
SiteOne Landscape Supply Inc. (a)	8,097	610,028
SkyWest Inc.	10,294	606,317
Spartan Motors Inc.	7,241	106,805
Sparton Corp. (a)	2,137	30,837
Spirit Airlines Inc. (a)	13,903	653,024
SPX Corp. (a)	8,774	292,262
SPX FLOW Inc. (a)	8,564	445,328
Standard Plus Corp. (a)	4,734	172,791
Standex International Corp.	2,560	266,880
Steelcase Inc.	16,918	312,983
Sterling Construction Company Inc. (a)	5,365	76,827

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Sun Hydraulics Corp.	5,761	$315,588
Sunrun Inc. (a)	19,839	246,797
Systemax Inc.	2,556	84,195
Team Inc. (a)	6,191	139,298
Tennant Co.	3,583	272,129
Tetra Tech Inc.	11,277	770,219
Textainer Group Holdings Ltd. (a)	5,165	66,112
Thermon Group Holdings Inc. (a)	6,567	169,297
Titan International Inc.	10,834	80,388
Titan Machinery Inc. (a)	3,719	57,589
TPI Composites Inc. (a)	3,021	86,250
Trex Co. Inc. (a)	12,014	924,838
TriMas Corp. (a)	9,119	277,218
TriNet Group Inc. (a)	8,961	504,684
Triton International Ltd. of Bermuda	10,705	356,155
Triumph Group Inc.	9,977	232,464
TrueBlue Inc. (a)	8,051	209,729
Tutor Perini Corp. (a)	7,658	143,970
Twin Disc Inc. (a)	1,740	40,090
U.S. Xpress Enterprises Inc. Class A (a)	5,031	69,428
UniFirst Corp.	3,092	536,926
Universal Forest Products Inc.	12,295	434,382
Universal Logistics Holdings Inc.	1,638	60,278
US Ecology Inc.	4,434	327,008
USA Truck Inc. (a)	1,633	33,036
Vectrus Inc. (a)	2,306	71,924
Veritiv Corp. (a)	2,239	81,500
Viad Corp.	4,056	240,318
Vicor Corp. (a)	3,598	165,508
Vivint Solar Inc. (a)	6,424	33,405
VSE Corp.	1,776	58,839
Wabash National Corp.	11,242	204,942
WageWorks Inc. (a)	8,068	344,907
Watts Water Technologies Inc.	5,602	464,966
Werner Enterprises Inc.	9,772	345,440
Wesco Aircraft Holdings Inc. (a)	10,978	123,503
Willdan Group Inc. (a)	1,643	55,796
Willis Lease Finance Corp. (a)	695	23,984
Willscot Corp. (a)	7,375	126,481
Woodward Inc.	10,897	881,131
YRC Worldwide Inc. (a)	6,137	55,097

		69,738,785

Information Technology (13.86%)
3D Systems Corp. (a)	22,412	423,587
8x8 Inc. (a)	18,511	393,359
A10 Networks Inc. (a)	10,493	63,797
Acacia Communications Inc. (a)	5,430	224,639
ACI Worldwide Inc. (a)	23,103	650,118
ACM Research Inc. Class A (a)	1,667	18,454
Acxiom Holdings Inc. (a)	15,516	766,646
Adesto Technologies Corp. (a)	5,582	33,213
Adtran Inc.	9,503	167,728
Advanced Energy Industries Inc. (a)	8,038	415,163
Aerohive Networks Inc. (a)	6,673	27,493
Agilysys Inc. (a)	2,888	47,074
Alarm.com Holdings Inc. (a)	6,239	358,119

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Alpha & Omega Semiconductor Ltd. (a)	4,321	$50,253
Altair Engineering Inc. Class A (a)	6,313	274,300
Alteryx Inc. Class A (a)	6,036	345,320
Ambarella Inc. (a)	6,673	258,112
Amber Road Inc. (a)	4,464	42,944
American Software Inc. Class A	5,849	70,948
Amkor Technology Inc. (a)	20,567	151,990
Anixter International Inc. (a)	6,027	423,698
AppFolio Inc. Class A (a)	3,080	241,472
Applied Optoelectronics Inc. (a)	3,956	97,555
Apptio Inc. Class A (a)	7,030	259,829
Aquantia Corp. (a)	4,406	56,353
Arlo Technologies Inc. (a)	2,820	40,918
Asure Software Inc. (a)	2,049	25,449
Avalara Inc. (a)	2,092	73,074
Avaya Holdings Corp. (a)	21,438	474,637
Avid Technology Inc. (a)	5,423	32,158
AVX Corp.	9,201	166,078
Axcelis Technologies Inc. (a)	6,427	126,291
AXT Inc. (a)	7,884	56,371
Badger Meter Inc.	5,815	307,904
Bel Fuse Inc.	2,040	54,060
Belden Inc.	8,264	590,132
Benchmark Electronics Inc.	9,267	216,848
Benefitfocus Inc. (a)	4,596	185,908
Blackbaud Inc.	9,795	993,997
BlackLine Inc. (a)	7,429	419,516
Bottomline Technologies Inc. (a)	8,191	595,568
Box Inc. Class A (a)	24,847	594,092
Brightcove Inc. (a)	7,509	63,076
Brooks Automation Inc.	14,068	492,802
Cabot Microelectronics Corp.	5,209	537,413
CACI International Inc. Class A (a)	4,991	919,093
CalAmp Corp. (a)	7,092	169,924
Calix Inc. (a)	9,219	74,674
Carbon Black Inc. (a)	1,697	35,942
Carbonite Inc. (a)	6,518	232,367
Cardtronics PLC Class A (a)	7,967	252,076
Casa Systems Inc. (a)	5,899	87,010
Cass Information Systems Inc.	2,473	161,042
CEVA Inc. (a)	4,254	122,303
ChannelAdvisor Corp. (a)	5,419	67,467
Ciena Corp. (a)	29,104	909,209
Cirrus Logic Inc. (a)	12,236	472,310
Cision Ltd. (a)	11,500	193,200
Clearfield Inc. (a)	2,301	30,948
Cloudera Inc. (a)	20,849	367,985
Cohu Inc.	5,834	146,433
CommVault Systems Inc. (a)	8,063	564,410
Comtech Telecommunications Corp.	4,523	164,049
Control4 Corp. (a)	5,302	182,018
ConvergeOne Holdings Inc.	5,135	47,807
Convergys Corp.	18,725	444,532
Cornerstone OnDemand Inc. (a)	11,126	631,401
Coupa Software Inc. (a)	10,795	853,885
Cray Inc. (a)	7,948	170,882

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cree Inc. (a)	20,343	$770,389
CSG Systems International Inc.	6,866	275,601
CTS Corp.	6,572	225,420
Daktronics Inc.	7,930	62,171
DASAN Zhone Solutions Inc. (a)	1,149	16,304
Diebold Nixdorf Inc.	16,020	72,090
Digi International Inc. (a)	5,589	75,172
Digimarc Corp. (a)	2,197	69,096
Diodes Inc. (a)	8,296	276,174
Eastman Kodak Co. (a)	3,884	12,040
Ebix Inc.	4,926	389,893
eGain Corp. (a)	3,672	29,743
Electro Scientific Industries Inc. (a)	6,615	115,432
Electronics for Imaging Inc. (a)	9,049	308,390
Ellie Mae Inc. (a)	6,925	656,282
Endurance International Group Holdings Inc. (a)	14,724	129,571
Entegris Inc.	28,616	828,433
Envestnet Inc. (a)	9,078	553,304
ePlus inc. (a)	2,687	249,085
Everbridge Inc. (a)	5,466	315,060
Everi Holdings Inc. (a)	13,575	124,483
EVERTEC Inc.	12,182	293,586
Evo Payments Inc. Class A (a)	3,954	94,501
Exela Technologies Inc. (a)	9,842	70,173
Exlservice Holdings Inc. (a)	6,846	453,205
Extreme Networks Inc. (a)	22,426	122,894
Fabrinet (a)	7,343	339,687
FARO Technologies Inc. (a)	3,348	215,444
Finisar Corp. (a)	24,073	458,591
Fitbit Inc. Class A (a)	43,175	230,986
Five9 Inc. (a)	11,649	508,945
ForeScout Technologies Inc. (a)	6,026	227,542
Formfactor Inc. (a)	15,029	206,649
Fusion Connect Inc. (a)	4,348	11,174
Glu Mobile Inc. (a)	22,911	170,687
GTT Communications Inc. (a)	8,914	386,868
Hackett Group Inc., The	4,925	99,239
Harmonic Inc. (a)	17,859	98,225
Hortonworks Inc. (a)	14,343	327,164
HubSpot Inc. (a)	7,366	1,111,898
i3 Verticals Inc. Class A (a)	1,769	40,652
Ichor Holdings Ltd. (a)	4,747	96,934
II-VI Inc. (a)	12,466	589,642
Immersion Corp. (a)	4,924	52,047
Imperva Inc. (a)	7,015	325,847
Impinj Inc. (a)	3,144	78,034
Infinera Corp. (a)	31,185	227,651
Information Services Group Inc. (a)	6,753	32,279
Inphi Corp. (a)	8,690	330,046
Insight Enterprises Inc. (a)	7,063	382,038
Instructure Inc. (a)	6,534	231,304
Integrated Device Technology Inc. (a)	26,187	1,231,051
InterDigital Inc.	7,089	567,120
Internap Corp. (a)	4,271	53,943
Iteris Inc. (a)	4,848	26,082
Itron Inc. (a)	6,826	438,229

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
j2 Global Inc.	9,494	$786,578
Kemet Corp. (a)	11,576	214,735
Kimball Electronics Inc. (a)	5,369	105,501
Knowles Corp. (a)	17,735	294,756
Kopin Corp. (a)	11,833	28,636
KVH Industries Inc. (a)	3,452	45,221
Lattice Semiconductor Corp. (a)	23,613	188,904
Limelight Networks Inc. (a)	22,437	112,634
LivePerson Inc. (a)	11,823	306,807
Lumentum Holdings Inc. (a)	12,711	762,024
MACOM Technology Solutions Holdings Inc. (a)	8,947	184,308
Majesco (a)	1,362	10,283
ManTech International Corp. Class A	5,399	341,757
MAXIMUS Inc.	12,969	843,763
MaxLinear Inc. Class A (a)	12,515	248,798
Maxwell Technologies Inc. (a)	9,847	34,366
Mesa Laboratories Inc.	691	128,263
Methode Electronics Inc.	7,177	259,807
MicroStrategy Inc. (a)	1,923	270,412
MINDBODY, Inc. Class A (a)	8,893	361,500
Mitek Systems Inc. (a)	7,127	50,245
MobileIron Inc. (a)	14,852	78,716
Model N Inc. (a)	5,005	79,329
MoneyGram International Inc. (a)	6,447	34,491
Monotype Imaging Holdings Inc.	8,637	174,467
MTS Systems Corp.	3,581	196,060
Nanometrics Inc. (a)	4,625	173,530
Napco Security Technologies Inc. (a)	2,436	36,418
NeoPhotonics Corp. (a)	7,992	66,334
NETGEAR Inc. (a)	6,397	402,051
NetScout Systems Inc. (a)	15,338	387,285
New Relic Inc. (a)	9,003	848,353
NIC Inc.	12,761	188,863
nLight Inc. (a)	1,450	32,205
Novanta Inc. (a)	6,631	453,560
NVE Corp.	987	104,504
Oclaro Inc. (a)	34,494	308,376
OneSpan Inc. (a)	6,603	125,787
OSI Systems Inc. (a)	3,398	259,301
PAR Technology Corp. (a)	2,346	52,128
Park City Group Inc. (a)	2,694	27,209
Park Electrochemical Corp.	3,974	77,453
Paylocity Holding Corp. (a)	5,880	472,282
PC Connection Inc.	2,243	87,230
PDF Solutions Inc. (a)	5,885	53,142
Perficient Inc. (a)	7,135	190,148
Perspecta Inc.	29,167	750,175
PFSweb Inc. (a)	3,124	23,118
Photronics Inc. (a)	13,702	134,965
Plantronics Inc.	6,788	409,316
Plexus Corp. (a)	6,425	375,927
Power Integrations Inc.	5,826	368,203
Presidio Inc.	6,461	98,530
PRGX Global Inc. (a)	4,188	36,436
Progress Software Corp.	9,172	323,680
PROS Holdings Inc. (a)	6,384	223,568

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Q2 Holdings Inc. (a)	7,391	$447,525
QAD Inc. Class A	2,021	114,490
Qualys Inc. (a)	6,810	606,771
Quantenna Communications Inc. (a)	6,955	128,320
Rambus Inc. (a)	21,841	238,285
Rapid7 Inc. (a)	7,513	277,380
Ribbon Communications Inc. (a)	11,406	77,903
Rimini Street Inc. (a)	1,800	11,358
Rogers Corp. (a)	3,763	554,365
Rudolph Technologies Inc. (a)	6,216	151,981
SailPoint Technologies Holdings Inc. (a)	11,204	381,160
Sanmina Corp. (a)	13,915	384,054
ScanSource Inc. (a)	5,064	202,054
Science Applications International Corp.	8,588	692,193
SecureWorks Corp. Class A (a)	1,948	28,538
Semtech Corp. (a)	13,193	733,531
SendGrid Inc. (a)	6,787	249,694
ServiceSource International Inc. (a)	16,211	46,201
ShotSpotter Inc. (a)	1,504	92,180
Silicon Laboratories Inc. (a)	8,663	795,263
SMART Global Holdings Inc. (a)	2,184	62,768
SPS Commerce Inc. (a)	3,402	337,614
Stratasys Ltd. (a)	10,193	235,560
SunPower Corp. (a)	12,773	93,243
Sykes Enterprises Inc. (a)	7,839	239,011
Synaptics Inc. (a)	7,240	330,289
SYNNEX Corp.	6,062	513,451
Syntel Inc. (a)	7,166	293,663
Tech Data Corp. (a)	7,699	551,017
Telaria Inc. (a)	9,085	34,432
TeleNav Inc. (a)	6,964	35,168
Tenable Holdings Inc. (a)	3,065	119,167
TiVo Corp.	24,490	304,901
Trade Desk Inc., The Class A (a)	6,648	1,003,250
Travelport Worldwide Ltd.	25,751	434,419
TTEC Holdings Inc.	2,765	71,614
TTM Technologies Inc. (a)	18,845	299,824
Tucows Inc. Class A (a)	1,894	105,591
Ultra Clean Holdings Inc. (a)	7,679	96,371
Unisys Corp. (a)	10,358	211,303
Upland Software Inc. (a)	3,263	105,428
USA Technologies Inc. (a)	11,869	85,457
Varonis Systems Inc. (a)	5,793	424,337
Veeco Instruments Inc. (a)	10,242	104,981
Verint Systems Inc. (a)	13,008	651,701
Veritone Inc. (a)	1,495	15,593
ViaSat Inc. (a)	11,228	718,031
Viavi Solutions Inc. (a)	46,567	528,070
Virnetx Holding Corp. (a)	11,239	52,261
Virtusa Corp. (a)	5,684	305,288
Vishay Intertechnology Inc.	26,725	543,854
Vishay Precision Group Inc. (a)	1,945	72,743
Web.com Group Inc. (a)	8,462	236,090
Workiva Inc. (a)	5,769	227,876
Xcerra Corp. (a)	11,009	157,098
Xperi Corp.	10,243	152,109

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Yext Inc. (a)	16,430	$389,391
Zix Corp. (a)	11,424	63,403
Zscaler Inc. (a)	2,901	118,293

		64,664,257

Materials (4.15%)
A. Schulman Contingent Value Rights (a) (c)	7,072	13,508
Advanced Emissions Solutions Inc.	902	10,788
AdvanSix Inc. (a)	6,092	206,823
AgroFresh Solutions Inc. (a)	6,585	41,025
AK Steel Holding Corp. (a)	63,018	308,788
Allegheny Technologies Inc. (a)	25,280	747,024
American Vanguard Corp.	6,091	109,638
Balchem Corp.	6,520	730,827
Boise Cascade Co.	7,907	290,978
Carpenter Technology Corp.	9,392	553,658
Century Aluminum Co. (a)	10,419	124,715
Chase Corp.	1,431	171,935
Clearwater Paper Corp. (a)	3,270	97,119
Cleveland-Cliffs Inc. (a)	60,366	764,234
Coeur Mining Inc. (a)	36,726	195,750
Commercial Metals Co.	23,885	490,120
Compass Minerals International Inc.	6,853	460,522
Ferro Corp. (a)	17,263	400,847
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a) (b) (c)	19,356	0
Flotek Industries Inc. (a)	11,988	28,771
Forterra Inc. (a)	4,131	30,817
FutureFuel Corp.	5,154	95,555
GCP Applied Technologies Inc. (a)	14,372	381,577
Gold Resource Corp.	10,693	54,962
Greif Inc. Class A	5,103	273,827
Greif Inc. Class B	1,195	68,892
Hawkins Inc.	2,027	84,019
Haynes International Inc.	2,536	90,028
HB Fuller Co.	10,235	528,842
Hecla Mining Co.	91,337	254,830
Ingevity Corp. (a)	8,606	876,779
Innophos Holdings Inc.	3,915	173,826
Innospec Inc.	6,005	460,884
Intrepid Potash Inc. (a)	19,931	71,552
Kaiser Aluminum Corp.	3,363	366,769
Kapstone Paper and Packaging Corp.	17,760	602,242
KMG Chemicals Inc.	2,922	220,786
Koppers Holdings Inc. (a)	4,349	135,471
Kraton Corp. (a)	6,227	293,603
Kronos Worldwide Inc.	4,446	72,248
Louisiana-Pacific Corp.	29,050	769,535
LSB Industries Inc. (a)	4,433	43,355
Marrone Bio Innovations Inc. (a)	11,194	20,485
Materion Corp.	3,999	241,940
Minerals Technologies Inc.	7,214	487,666
Myers Industries Inc.	7,287	169,423
Neenah Inc.	3,393	292,816

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Olympic Steel Inc.	1,802	$37,608
Omnova Solutions Inc. (a)	8,846	87,133
P. H. Glatfelter Co.	8,892	169,926
PolyOne Corp.	16,117	704,635
PQ Group Holdings Inc. (a)	7,657	133,768
Quaker Chemical Corp.	2,674	540,710
Ramaco Resources Inc. (a)	1,794	13,383
Rayonier Advanced Materials Inc.	10,219	188,336
Ryerson Holding Corp. (a)	3,607	40,759
Schnitzer Steel Industries Inc. Class A	5,457	147,612
Schweitzer-Mauduit International Inc.	6,224	238,441
Sensient Technologies Corp.	8,654	662,118
Stepan Co.	4,139	360,134
Summit Materials Inc. Class A (a)	22,923	416,740
SunCoke Energy Inc. (a)	12,768	148,364
Synalloy Corp.	1,653	37,771
Tahoe Resources Inc. (a)	64,850	180,932
TimkenSteel Corp. (a)	8,089	120,283
Trecora Resources (a)	4,110	57,540
Tredegar Corp.	5,341	115,633
Trinseo SA	8,650	677,295
Tronox Ltd. Class A	18,724	223,752
UFP Technologies Inc. (a)	1,326	48,731
United States Lime & Minerals Inc.	388	30,633
Universal Stainless & Alloy Products Inc. (a)	1,851	47,219
US Concrete Inc. (a)	3,328	152,589
Valhi Inc.	4,612	10,515
Verso Corp. Class A (a)	7,085	238,552
Warrior Met Coal Inc.	9,098	246,010
Worthington Industries Inc.	8,414	364,828

		19,351,749

Real Estate (6.85%)
Acadia Realty Trust	16,515	462,915
Agree Realty Corp.	6,095	323,766
Alexander & Baldwin Inc.	13,910	315,618
Alexander’s Inc.	436	149,679
Altisource Portfolio Solutions SA (a)	2,170	69,939
American Assets Trust Inc.	7,942	296,157
American Realty Investors Inc. (a)	597	10,101
Americold Realty Trust	18,949	474,104
Armada Hoffler Properties Inc.	9,746	147,262
Ashford Hospitality Trust Inc.	17,893	114,336
Bluerock Residential Growth REIT Inc.	4,451	43,620
Braemar Hotels & Resorts Inc.	5,786	68,101
BRT Apartments Corp.	1,675	20,167
CareTrust REIT Inc.	15,565	275,656
CatchMark Timber Trust Inc. Class A	10,218	116,792
CBL & Associates Properties Inc.	33,250	132,668
Cedar Realty Trust Inc.	18,474	86,089
Chatham Lodging Trust	9,005	188,114
Chesapeake Lodging Trust	12,151	389,683
City Office REIT Inc.	7,638	96,392
Clipper Realty Inc.	3,373	45,637
Community Healthcare Trust Inc.	3,565	110,444

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Consolidated-Tomoka Land Co.	871	$54,246
CoreCivic Inc.	24,046	585,039
CorEnergy Infrastructure Trust Inc.	2,654	99,737
Corepoint Lodging Inc.	8,304	161,513
Cousins Properties Inc.	85,116	756,681
Cushman & Wakefield PLC (a)	10,983	186,601
DiamondRock Hospitality Co.	42,071	490,969
Easterly Government Properties Inc.	12,812	248,168
EastGroup Properties Inc.	7,224	690,759
Essential Properties Realty Trust Inc.	8,509	120,743
Farmland Partners Inc.	6,551	43,892
First Industrial Realty Trust Inc.	25,369	796,587
Forestar Group Inc. (a)	2,045	43,354
Four Corners Property Trust Inc.	14,052	360,996
Franklin Street Properties Corp.	20,882	166,847
Front Yard Residential Corp.	10,267	111,397
FRP Holdings Inc. (a)	1,498	93,026
Geo Group Inc., The	24,309	611,614
Getty Realty Corp.	6,784	193,751
Gladstone Commercial Corp.	5,442	104,214
Gladstone Land Corp.	2,694	33,244
Global Medical REIT Inc.	4,301	40,515
Global Net Lease Inc.	14,460	301,491
Government Properties Income Trust	17,792	200,872
Gramercy Property Trust	32,490	891,526
Griffin Industrial Realty Inc.	238	9,282
Healthcare Realty Trust Inc.	25,423	743,877
Hersha Hospitality Trust	7,130	161,637
HFF Inc. Class A	7,647	324,845
Independence Realty Trust Inc.	18,351	193,236
Industrial Logistics Properties Trust	4,028	92,684
InfraREIT Inc. (a)	9,270	196,061
Innovative Industrial Properties Inc.	1,619	78,101
Investors Real Estate Trust	24,701	147,712
iStar Inc.	13,817	154,336
Jernigan Capital Inc.	3,714	71,643
Kennedy-Wilson Holdings Inc.	25,777	554,206
Kite Realty Group Trust	16,553	275,607
LaSalle Hotel Properties	22,478	777,514
Lexington Realty Trust	43,897	364,345
LTC Properties Inc.	8,044	354,821
Mack-Cali Realty Corp.	18,449	392,226
Marcus & Millichap Inc. (a)	4,077	141,513
Maui Land & Pineapple Company Inc. (a)	1,379	17,651
MedEquities Realty Trust Inc.	5,351	52,012
Monmouth Real Estate Investment Corp. Class A	15,956	266,784
National Health Investors Inc.	8,379	633,369
National Storage Affiliates Trust	11,698	297,597
New Senior Investment Group Inc.	14,732	86,919
Newmark Group Inc. Class A	4,755	53,208
NexPoint Residential Trust Inc.	3,325	110,390
NorthStar Realty Europe Corp.	8,717	123,433
One Liberty Properties Inc.	3,031	84,201
Pebblebrook Hotel Trust	13,991	508,853

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Pennsylvania Real Estate Investment Trust	13,548	$128,164
Physicians Realty Trust	37,029	624,309
Piedmont Office Realty Trust Inc. Class A	26,436	500,433
PotlatchDeltic Corp.	12,447	509,705
Preferred Apartment Communities Inc. Class A	8,086	142,152
PS Business Parks Inc.	4,038	513,189
QTS Realty Trust Inc. Class A	10,463	446,456
Ramco-Gershenson Properties Trust	16,094	218,878
RE/MAX Holdings Inc. Class A	3,667	162,631
Redfin Corp. (a)	16,189	302,734
Retail Opportunity Investments Corp.	22,682	423,473
Rexford Industrial Realty Inc.	18,835	601,967
RLJ Lodging Trust	35,287	777,373
RMR Group Inc., The Class A	1,427	132,426
Ryman Hospitality Properties Inc.	9,131	786,818
Sabra Health Care REIT Inc.	36,211	837,198
Safety, Income & Growth Inc.	1,938	36,299
Saul Centers Inc.	2,498	139,888
Select Income REIT	12,677	278,133
Seritage Growth Properties Class A	6,752	320,652
Spirit MTA REIT	8,967	103,300
St. Joe Co., The (a)	6,651	111,737
STAG Industrial Inc.	21,480	590,700
Stratus Properties Inc. (a)	1,061	32,467
Summit Hotel Properties Inc.	21,082	285,239
Sunstone Hotel Investors Inc.	46,695	763,930
Tanger Factory Outlet Centers Inc.	18,575	424,996
Tejon Ranch Co. (a)	4,377	95,025
Terreno Realty Corp.	11,795	444,672
Tier REIT Inc.	10,344	249,290
Transcontinental Realty Investors Inc. (a)	346	11,034
Trinity Place Holdings Inc. (a)	4,792	29,183
UMH Properties Inc.	6,997	109,433
Universal Health Realty Income Trust	2,596	193,168
Urban Edge Properties	22,389	494,349
Urstadt Biddle Properties Inc. Class A	5,804	123,567
Washington Prime Group Inc.	37,559	274,181
Washington Real Estate Investment Trust	16,047	491,841
Whitestone REIT	8,228	114,205
Xenia Hotels & Resorts Inc.	23,018	545,525

		31,963,805

Utilities (3.07%)
ALLETE Inc.	10,469	785,280
American States Water Co.	7,443	455,065
AquaVenture Holdings Ltd. (a)	2,442	44,127
Artesian Resources Corp. Class A	1,632	60,025
Atlantic Power Corp. (a)	23,648	52,026
Avista Corp.	13,294	672,145
Black Hills Corp.	10,871	631,496
Cadiz Inc. (a)	4,409	49,160

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
California Water Service Group	9,646	$413,813
Chesapeake Utilities Corp.	3,267	274,101
Clearway Energy Inc. Class A	7,840	149,274
Clearway Energy Inc. Class C	13,453	258,970
Connecticut Water Service Inc.	2,508	173,980
Consolidated Water Co. Ltd. Ordinary Shares	2,958	40,968
El Paso Electric Co.	8,142	465,722
Global Water Resources Inc.	1,692	17,918
Idacorp Inc.	10,332	1,025,244
MGE Energy Inc.	7,012	447,716
Middlesex Water Co.	3,175	153,734
New Jersey Resources Corp.	17,731	817,399
Northwest Natural Gas Co.	5,830	390,027
NorthWestern Corp.	10,302	604,315
ONE Gas Inc.	10,632	874,801
Ormat Technologies Inc.	8,054	435,802
Otter Tail Corp.	8,106	388,277
Pattern Energy Group Inc.	16,304	323,960
PNM Resources Inc.	16,064	633,725
Portland General Electric Co.	18,275	833,523
Pure Cycle Corp. (a)	3,326	38,415
RGC Resources Inc.	1,639	43,778
SJW Group	3,401	207,971
South Jersey Industries Inc.	17,320	610,876
Southwest Gas Holdings Inc.	9,987	789,273
Spark Energy Inc. Class A	2,482	20,477
Spire Inc.	10,014	736,530
TerraForm Power Inc. Class A	15,301	176,727
Unitil Corp.	2,989	152,140
York Water Co., The	2,712	82,446

		14,331,226

Total Common Stocks
(cost $333,185,807)		463,375,031

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (0.68%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (d)	3,168,991	$3,168,991

Total Short-term Investments
(cost $3,168,991)		3,168,991

TOTAL INVESTMENTS (100.00%)
(cost $336,354,798)		466,544,022
LIABILITIES, NET OF CASH AND OTHER ASSETS (0.00%) (e)		(1,109)

NET ASSETS (100.00%)		$466,542,913

(a)	Non-income producing security.

(b)	Security was valued using significant unobservable inputs.

(c)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(d)	Rate shown is the 7-day yield as of September 30, 2018.

(e)	At September 30, 2018, cash in the amount of $181,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	47	December 2018	$4,034,329	$3,996,880	$(37,449)

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (98.32%)
Australia (6.68%)
AGL Energy Ltd.	9,693	$136,733
Alumina Ltd.	38,227	76,524
Amcor Ltd.	15,805	156,204
AMP Ltd.	42,900	98,895
APA Group	16,899	121,865
Aristocrat Leisure Ltd.	8,699	178,651
ASX Ltd.	2,855	131,321
Aurizon Holdings Ltd.	29,484	87,536
AusNet Services	27,787	32,639
Australia & New Zealand Banking Group Ltd.	42,156	858,156
Bank of Queensland Ltd.	5,130	40,841
Bendigo and Adelaide Bank Ltd.	7,124	55,327
BGP Holdings PLC (b) (c) (d)	183,756	0
BHP Billiton Ltd.	46,814	1,166,178
BlueScope Steel Ltd.	8,007	98,204
Boral Ltd.	16,664	83,182
Brambles Ltd.	24,502	192,968
Caltex Australia Ltd.	4,132	89,267
Challenger Ltd.	8,901	72,021
CIMIC Group Ltd.	1,011	37,523
Coca-Cola Amatil Ltd.	7,101	50,058
Cochlear Ltd.	862	124,986
Commonwealth Bank of Australia	25,836	1,333,489
Computershare Ltd.	7,109	102,378
Crown Resorts Ltd.	5,608	55,461
CSL Ltd.	6,575	955,343
Dexus	15,552	118,810
Domino’s Pizza Enterprises Ltd.	903	34,725
Flight Centre Travel Group Ltd.	814	31,259
Fortescue Metals Group Ltd.	24,665	69,894
Goodman Group	24,545	184,126
GPT Group	25,935	97,679
Harvey Norman Holdings Ltd.	8,649	22,001
Harvey Norman Holdings Ltd. Rights (c)	665	385
Healthscope Ltd.	28,708	43,549
Incitec Pivot Ltd.	26,058	74,923
Insurance Australia Group Ltd.	35,140	185,775
James Hardie Industries PLC	6,143	93,051
LendLease Group	8,569	121,748
Macquarie Group Ltd.	4,846	440,833
Medibank Private Ltd.	41,684	87,650
Mirvac Group	47,748	83,225
National Australia Bank Ltd.	39,597	794,950
Newcrest Mining Ltd.	11,193	157,175
Oil Search Ltd.	21,200	138,477
Orica Ltd.	5,563	68,429
Origin Energy Ltd. (c)	25,819	153,898
QBE Insurance Group Ltd.	20,202	162,270
Ramsay Health Care Ltd.	2,174	86,253
REA Group Ltd.	800	49,634
Rio Tinto Ltd.	6,217	353,576
Santos Ltd.	26,591	139,608
Scentre Group	78,797	226,443
Seek Ltd.	4,662	69,805
Sonic Healthcare Ltd.	5,962	107,272

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
South32 Ltd.	76,712	$215,584
Stockland	37,264	111,939
Suncorp Group Ltd.	18,555	193,871
Sydney Airport	17,003	84,632
Tabcorp Holding Ltd.	28,831	101,436
Telstra Corp. Ltd.	63,822	147,039
TPG Telecom Ltd.	5,544	34,198
Transurban Group	39,191	317,617
Treasury Wine Estates Ltd.	10,285	129,816
Vicinity Centres	46,090	87,444
Wesfarmers Ltd.	16,491	593,828
Westpac Banking Corp.	49,808	1,001,672
Woodside Petroleum Ltd.	13,628	380,178
Woolworths Group Ltd.	19,335	392,149

		14,324,576

Austria (0.24%)
Andritz AG	1,086	63,341
Erste Group Bank AG	4,390	182,259
OMV AG	2,272	127,457
Raiffeisen Bank International AG	2,209	63,578
VoestAlpine AG	1,811	82,727

		519,362

Belgium (1.00%)
Ageas	2,428	130,526
Anheuser-Busch InBev SA/NV	11,195	979,961
Colruyt SA	844	47,764
Groupe Bruxelles Lambert SA	1,222	128,094
KBC Group NV	3,743	278,324
Proximus SA	2,458	58,717
Solvay SA	1,078	144,510
Telenet Group Holding NV (c)	790	43,528
UCB SA	1,787	160,587
Umicore SA	3,171	177,127

		2,149,138

Denmark (1.66%)
A.P. Moller-Maersk A/S Class A	59	77,346
A.P. Moller-Maersk A/S Class B	98	137,677
Carlsberg A/S Class B	1,545	185,284
Chr. Hansen Holding A/S	1,453	147,313
Coloplast A/S Class B	1,719	175,605
Danske Bank A/S	10,692	280,264
DSV A/S	2,810	255,346
Genmab A/S (c)	939	147,491
H. Lundbeck A/S	1,067	65,864
ISS A/S	2,018	70,899
Novo Nordisk A/S Class B	26,657	1,254,613
Novozymes A/S B Shares	3,330	182,645
Orsted A/S (e)	2,736	185,919
Pandora A/S	1,650	103,040
Tryg A/S	1,131	28,163
Vestas Wind Systems A/S	2,916	196,994

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S (c)	1,563	$58,672

		3,553,135

Finland (1.05%)
Elisa OYJ	2,038	86,400
Fortum OYJ	6,544	164,001
Kone Corp. OYJ Class B	5,012	267,534
Metso OYJ	1,483	52,487
Neste OYJ	1,876	154,630
Nokia OYJ	82,517	458,775
Nokian Renkaat OYJ	1,784	73,022
Orion OYJ Class B	1,629	61,653
Sampo OYJ A Shares	6,634	343,303
Stora Enso OYJ R Shares	7,329	139,956
UPM-Kymmene OYJ	7,903	309,947
Wartsila OYJ Class B	6,887	134,019

		2,245,727

France (11.10%)
Accor SA	2,473	127,043
Aeroports de Paris (ADP)	436	98,166
Air Liquide SA	6,340	832,583
Airbus SE	8,516	1,069,121
Alstom SA	2,380	106,454
Amundi SA (e)	943	70,619
ArcelorMittal	9,907	307,575
Arkema	989	122,566
AtoS	1,411	167,891
AXA SA	28,139	754,004
BioMerieux	634	52,920
BNP Paribas SA	16,386	1,003,423
Bollore	13,605	58,766
Bouygues SA	3,285	142,110
Bureau Veritas SA	4,011	103,573
Capgemini SE	2,249	283,144
Carrefour SA	8,455	162,057
Casino Guichard Perrachon SA	866	36,447
CNP Assurances	2,676	64,507
Compagnie de Saint-Gobain	7,507	323,559
Compagnie Generale des Etablissements Michelin	2,391	285,380
Covivio	538	56,176
Credit Agricole SA	15,826	227,499
Danone	9,186	713,892
Dassault Aviation SA	36	66,626
Dassault Systemes SA	1,910	285,807
Edenred	3,443	131,204
Eiffage SA	1,187	132,600
Electricite de France	8,938	157,192
Engie	26,935	396,544
Essilor International SA	3,121	461,969
Eurazeo SA	713	56,142
Eurofins Scientific SE	174	98,994
Eutelsat Communications	2,453	57,953
Faurecia	1,150	69,161
Gecina SA	698	116,537
Getlink	6,469	82,641

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Hermes International	446	$295,486
ICADE	515	47,596
Iliad SA	419	54,731
Imerys SA	577	42,608
Ingenico Group	874	66,451
Ipsen SA	580	97,645
JC Decaux SA	1,164	42,571
Kering	1,100	589,991
Klepierre SA	3,152	112,005
Legrand SA	4,008	292,248
L’Oreal SA	3,760	906,488
LVMH Moet Hennessy Louis Vuitton SE	4,082	1,442,460
Natixis SA	13,296	90,291
Orange SA	29,541	470,045
Pernod Ricard SA	3,067	503,012
Peugeot SA	8,441	227,702
Publicis Groupe	3,015	180,057
Remy Cointreau SA	362	47,212
Renault SA	2,671	231,047
Rexel SA	4,095	61,509
Safran SA	4,931	690,458
Sanofi	16,524	1,476,373
Schneider Electric SE (Paris)	7,886	633,222
SCOR SE	2,341	108,532
SEB SA	358	60,891
SES	5,361	117,641
Societe BIC SA	430	39,366
Societe Generale	11,331	486,558
Sodexo	1,323	140,300
STMicroelectronics NV	10,337	189,194
Suez	5,319	75,662
Teleperformance	875	165,073
Thales SA	1,601	227,471
Total SA	35,017	2,276,832
UbiSoft Entertainment SA (c)	1,185	127,957
Unibail-Rodamco-Westfield (Amsterdam)	1,507	303,580
Unibail-Rodamco-Westfield (Paris) (c)	561	112,827
Valeo SA	3,689	159,737
Veolia Environnement	8,101	161,652
Vinci SA	7,507	714,215
Vivendi	15,443	397,149
Wendel	436	64,965

		23,813,655

Germany (8.73%)
1&1 Drillisch AG	749	36,408
adidas AG	2,797	684,033
Allianz SE Reg.	6,447	1,434,888
Axel Springer SE	747	50,220
BASF SE	13,440	1,192,574
Bayer AG Reg.	13,657	1,211,385
Bayerische Motoren Werke (BMW) AG	4,779	430,544
Beiersdorf AG	1,427	160,856
Brenntag AG	2,251	138,822
Commerzbank AG (c)	14,902	154,831

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Continental AG	1,632	$283,551
Covestro AG (e)	2,899	234,666
Daimler AG Registered Shares	13,278	836,810
Delivery Hero SE (c) (e)	1,393	66,890
Deutsche Bank AG Reg.	27,865	317,374
Deutsche Boerse AG	2,889	386,279
Deutsche Lufthansa AG Reg.	3,575	87,745
Deutsche Post AG	14,574	518,169
Deutsche Telekom AG	48,460	780,140
Deutsche Wohnen SE	5,193	249,429
E.ON SE	31,096	316,425
Evonik Industries AG	2,300	82,259
Fraport AG	644	56,854
Fresenius Medical Care AG & Co. KGaA	3,265	335,458
Fresenius SE & Co. KGaA	5,986	438,955
GEA Group AG	2,546	90,622
Hannover Rueck SE	910	128,445
HeidelbergCement AG	2,151	168,010
Henkel AG & Co. KGaA	1,531	162,420
Hochtief AG	258	42,770
Hugo Boss AG	892	68,626
Infineon Technologies AG	17,069	388,420
Innogy SE (c)	1,969	83,557
K+S AG Reg.	3,088	64,758
KION Group AG	1,100	67,541
Lanxess AG	1,279	93,557
Linde AG Tender Shares	2,690	635,263
MAN AG	544	59,138
Merck KGaA	1,902	196,516
Metro AG	2,783	43,590
MTU Aero Engines AG	744	167,607
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	2,231	492,797
Osram Licht AG	1,466	58,211
ProSiebenSat.1 Media SE	3,514	91,041
Puma SE	126	62,169
QIAGEN NV (c)	3,302	125,055
RTL Group SA	597	42,582
RWE AG	7,694	189,960
SAP SE	14,444	1,776,085
Siemens AG Reg.	11,282	1,442,557
Siemens Healthineers AG (c) (e)	2,260	99,383
Symrise AG	1,867	170,231
Telefonica Deutschland Holding AG	10,323	43,608
ThyssenKrupp AG	6,231	157,186
Uniper SE	2,997	92,261
United Internet AG Reg.	1,898	89,737
Volkswagen AG	501	87,112
Vonovia SE	6,929	338,885
Wirecard AG	1,671	361,519
Zalando SE (c) (e)	1,717	66,720

		18,733,504

Hong Kong (3.48%)
AIA Group Ltd.	176,083	1,570,117
ASM Pacific Technology Ltd.	4,579	46,792

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Bank of East Asia Ltd., The	19,255	$71,658
BOC Hong Kong Holdings Ltd.	54,634	259,310
CK Asset Holdings Ltd.	38,650	289,728
CK Hutchison Holdings Ltd.	40,178	462,478
CK Infrastructure Holdings Ltd.	7,344	58,120
CLP Holdings Ltd.	24,074	281,924
Dairy Farm International Holdings Ltd.	5,120	46,080
Galaxy Entertainment Group Ltd.	35,058	221,464
Hang Lung Group Ltd.	13,754	36,631
Hang Lung Properties Ltd.	30,565	59,626
Hang Seng Bank Ltd.	11,495	311,905
Henderson Land Development Co. Ltd.	20,367	102,283
HK Electric Investments	40,116	40,483
HKT Trust and HKT Ltd.	55,857	76,807
Hong Kong & China Gas Co. Ltd.	128,966	255,617
Hong Kong Exchanges & Clearing Ltd.	17,941	512,656
Hongkong Land Holdings Ltd.	17,193	113,875
Hysan Development Co. Ltd.	9,106	45,986
Jardine Matheson Holdings Ltd.	3,286	206,154
Jardine Strategic Holdings Ltd.	3,286	119,262
Kerry Properties Ltd.	9,420	31,986
Li & Fung Ltd.	88,056	19,724
Link REIT	31,529	310,433
Melco Resorts & Entertainment Ltd. ADR	3,824	80,878
MGM China Holdings Ltd.	13,337	21,056
Minth Group Ltd.	9,170	37,726
MTR Corporation Ltd.	21,033	110,611
New World Development Company Ltd.	91,937	124,871
NWS Holdings Ltd.	25,675	50,750
PCCW Ltd.	63,959	37,265
Power Assets Holdings Ltd.	20,618	143,314
Sands China Ltd.	31,460	141,681
Shangri-La Asia Ltd.	20,612	30,508
Sino Land Co. Ltd.	49,626	85,020
SJM Holdings Ltd.	29,053	26,768
Sun Hung Kai Properties Ltd.	23,764	344,868
Swire Pacific Ltd. Class A	7,123	78,008
Swire Properties Ltd.	18,336	69,448
Techtronic Industries Company Ltd.	20,631	131,599
WH Group Ltd. (e)	127,607	89,587
Wharf Holdings Ltd., The	18,874	51,388
Wharf Real Estate Investment Co.	16,582	106,830
Wheelock and Co. Ltd.	12,306	73,985
Wynn Macau Ltd.	22,875	52,535
Yue Yuen Industrial Holdings Ltd.	10,698	29,740

		7,469,535

Ireland (0.51%)
AIB Group PLC	12,101	61,849
Bank of Ireland Group PLC	15,301	117,006
CRH PLC (Dublin)	12,203	399,214
Kerry Group PLC Class A (Dublin)	2,443	270,172
Paddy Power Betfair PLC	1,311	111,877

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (Cont.)
Smurfit Kappa Group PLC	3,411	$134,997

		1,095,115

Israel (0.54%)
Azrieli Group Ltd.	615	31,413
Bank Hapoalim B.M.	16,766	122,771
Bank Leumi Le-Israel	21,309	140,434
Bezeq The Israeli Telecommunication Corporation Ltd.	33,445	38,491
Check Point Software Technologies Ltd. (c)	1,895	222,985
Elbit Systems Ltd.	373	47,396
Frutarom Industries Ltd.	515	53,434
Israel Chemicals Ltd.	8,427	51,111
Mizrahi Tefahot Bank Ltd.	2,115	37,037
NICE Ltd. (c)	923	105,133
Teva Pharmaceutical Industries Ltd. Sponsored ADR	14,622	314,958

		1,165,163

Italy (2.26%)
Assicurazioni Generali SpA	16,525	284,558
Atlantia SpA	7,499	155,580
CNH Industrial NV	15,038	180,462
Davide Campari-Milano SpA	8,792	74,870
Enel SpA	118,570	606,073
Eni SpA	36,899	695,530
EXOR NV	1,509	100,682
Ferrari NV (Italy)	1,821	250,126
Fiat Chrysler Automobiles NV (Italy) (c)	15,578	272,444
Intesa Sanpaolo	218,054	555,587
Leonardo SpA	6,276	75,433
Luxottica Group SpA	2,451	166,111
Mediobanca SpA	8,858	88,153
Moncler SpA	2,709	116,561
Pirelli & C. SpA (c) (e)	6,055	50,733
Poste Italiane SpA (e)	8,058	64,274
Prysmian SpA	3,502	81,309
Recordati SpA	1,614	54,576
Snam SpA	34,926	145,239
Telecom Italia SpA (c)	175,432	106,046
Telecom Italia SpA RSP	92,968	49,873
Tenaris SA	6,827	114,335
Terna - Rete Elettrica Nationale SpA	20,099	107,366
UniCredit SpA	30,300	454,642

		4,850,563

Japan (24.30%)
ABC-Mart Inc.	535	29,761
ACOM Co. Ltd.	6,954	28,036
Aeon Co. Ltd.	9,246	222,785
Aeon Credit Service Co. Ltd.	1,758	36,410
Aeon Mall Co. Ltd.	1,605	27,554
Air Water Inc.	2,116	38,833
Aisin Seiki Co. Ltd.	2,446	119,168
Ajinomoto Co. Inc.	6,954	119,455
Alfresa Holdings Corp.	2,751	73,688

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
All Nippon Airways Co. Ltd.	1,911	$66,760
Alps Electric Co. Ltd.	2,828	71,895
Amada Holdings Co. Ltd.	5,349	57,109
Aozora Bank Ltd.	1,758	62,789
Asahi Glass Co. Ltd.	2,828	117,369
Asahi Group Holdings Ltd.	5,502	238,717
Asahi Kasei Corp.	18,568	281,530
ASICS Corp.	2,598	38,746
Astellas Pharma Inc.	28,043	489,714
Bandai Namco Holdings Inc.	2,904	112,823
Bank of Kyoto Ltd., The	841	43,897
Benesse Holdings Inc.	994	28,305
Bridgestone Corp.	8,941	337,911
Brother Industries Ltd.	3,363	66,403
CALBEE Inc.	1,223	40,269
Canon Inc.	14,748	467,652
Casio Computer Co. Ltd.	2,981	48,725
Central Japan Railway Co.	2,140	445,543
Chiba Bank Ltd., The	9,170	62,627
Chubu Electric Power Co. Inc.	8,711	131,954
Chugai Pharmaceutical Co. Ltd.	3,210	206,349
Chugoku Electric Power Company Inc., The	3,821	49,103
Coca-Cola Bottlers Japan Inc.	1,911	51,146
Concordia Financial Group Ltd.	15,970	78,278
Credit Saison Co. Ltd.	2,140	34,902
CyberAgent Inc.	1,529	81,368
Cyberdyne Inc. (c)	1,529	12,072
Dai Nippon Printing Co. Ltd.	3,668	85,339
Daicel Chemical Industries Ltd.	4,356	50,600
Daifuku Co. Ltd.	1,376	70,127
Dai-ichi Life Holdings Inc.	16,200	337,694
Daiichi Sankyo Co. Ltd.	8,054	349,124
Daikin Industries Ltd.	3,668	488,224
Daito Trust Construction Co. Ltd.	1,070	137,887
Daiwa House Industry Co. Ltd.	8,176	242,286
Daiwa House REIT Investment Co.	23	52,593
Daiwa Securities Group Inc.	24,452	148,711
DeNA Co. Ltd.	1,682	29,701
Denso Corp.	6,190	327,005
Dentsu Inc.	3,069	142,531
Disco Corp.	459	76,865
Don Quijote Holdings Co. Ltd.	1,834	92,807
East Japan Railway Co.	4,595	426,825
Eisai Co. Ltd.	3,515	342,421
Electric Power Development Co. Ltd.	1,987	55,000
FamilyMart UNY Holdings Co. Ltd.	917	95,554
Fanuc Corp.	2,751	517,553
Fast Retailing Co. Ltd.	841	426,049
Fuji Electric Co. Ltd.	1,834	73,464
FUJIFILM Holdings Corp.	5,808	261,297
Fujitsu Ltd.	2,904	206,880
Fukuoka Financial Group Inc.	2,293	63,059
Hakuhodo DY Holdings Inc.	3,592	63,088
Hamamatsu Photonics KK	1,987	79,135
Hankyu Hanshin Holdings Inc.	3,363	119,264
Hikari Tsushin Inc.	306	60,476

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hino Motors Ltd.	3,821	$41,839
Hirose Electric Co. Ltd.	482	52,649
Hisamitsu Pharmaceutical Co. Inc.	841	64,498
Hitachi Chemical Co. Ltd.	1,605	32,661
Hitachi Construction Machinery Co. Ltd.	1,605	53,659
Hitachi High-Technologies Corp.	917	31,662
Hitachi Ltd.	14,213	483,123
Hitachi Metals Ltd.	3,286	40,690
Honda Motor Co. Ltd.	23,535	708,786
Hoshizaki Corp.	765	79,181
Hoya Corp.	5,578	331,283
Hulic Company Ltd.	4,967	48,741
Idemitsu Kosan Co. Ltd.	1,911	101,177
IHI Corp.	2,140	81,077
Iida Group Holdings Co. Ltd.	2,522	44,822
INPEX Corp.	15,500	193,665
Isetan Mitsukoshi Holdings Ltd.	5,303	65,105
Isuzu Motors Ltd.	8,482	133,715
Itochu Corp.	20,173	369,228
J. Front Retailing Co. Ltd.	3,668	56,888
Japan Airlines Co. Ltd.	1,682	60,455
Japan Airport Terminal Co. Ltd.	612	27,840
Japan Exchange Group Inc.	7,336	127,788
Japan Post Bank Co. Ltd.	6,300	74,443
Japan Post Holdings Co. Ltd.	23,229	276,453
Japan Prime Realty Investment Corp.	13	46,350
Japan Real Estate Investment Corp.	20	104,876
Japan Retail Fund Investment Corp.	42	76,221
Japan Tobacco Inc.	15,741	411,050
JFE Holdings Inc.	7,412	170,031
JGC Corp.	3,057	70,100
JSR Corp.	2,828	52,795
JTEKT Corp.	3,133	45,866
JXTG Holdings Inc.	46,153	349,092
Kajima Corp.	6,877	99,995
Kakaku.com Inc.	2,216	43,296
Kamigumi Co. Ltd.	1,911	42,124
Kaneka Corp.	612	28,273
Kansai Electric Power Company Inc., The	10,851	163,785
Kansai Paint Co. Ltd.	2,675	49,301
Kao Corp.	7,107	574,088
Kawasaki Heavy Industries Ltd.	2,216	62,498
KDDI Corp.	25,675	708,289
Keihan Holdings Co. Ltd.	1,529	58,392
Keikyu Corp.	3,439	62,679
Keio Corp.	1,529	83,688
Keisei Electric Railway Co. Ltd.	1,987	69,938
Keyence Corp.	1,406	816,726
Kikkoman Corp.	2,064	122,925
Kintetsu Group Holdings Co. Ltd.	2,598	104,484
Kirin Holdings Co. Ltd.	12,455	319,445
Kobayashi Pharmaceutical Co. Ltd.	765	56,320
Kobe Steel Ltd.	4,662	41,431
Koito Manufacturing Company Ltd.	1,547	101,587
Komatsu Ltd.	13,754	418,547

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Konami Holdings Corp.	1,299	$50,864
Konica Minolta Holdings Inc.	6,877	73,185
KOSE Corp.	459	87,460
Kubota Corp.	14,289	242,758
Kuraray Co. Ltd.	4,814	72,371
Kurita Water Industries Ltd.	1,529	44,543
Kyocera Corp.	4,700	282,101
Kyowa Hakko Kirin Co. Ltd.	3,897	73,125
Kyushu Electric Power Co. Inc.	5,731	69,270
Kyushu Railway Co.	2,446	74,471
Lawson Inc.	688	41,901
LINE Corp. (c)	1,070	45,079
Lion Corp.	3,439	76,379
LIXIL Group Corp.	4,127	79,464
M3 Inc.	6,113	138,633
Mabuchi Motor Co. Ltd.	765	30,859
Makita Corp.	3,439	172,212
Marubeni Corp.	23,764	217,336
Marui Group Co. Ltd.	2,751	67,878
Maruichi Steel Tube Ltd.	765	24,949
Mazda Motor Corp.	7,718	92,770
McDonald’s Holdings Company (Japan) Ltd.	994	43,652
Mebuki Financial Group Inc.	12,486	43,202
Medipal Holdings Corp.	2,598	54,277
MEIJI Holdings Company Ltd.	1,834	123,267
Minebea Mitsumi Inc.	5,808	105,274
MISUMI Group Inc.	4,356	112,709
Mitsubishi Chemical Holdings Corp.	19,409	185,755
Mitsubishi Corp.	20,097	619,042
Mitsubishi Electric Corp.	26,821	367,430
Mitsubishi Estate Company Ltd.	16,582	281,563
Mitsubishi Gas Chemical Co. Inc.	2,293	48,813
Mitsubishi Heavy Industries Ltd.	4,585	177,061
Mitsubishi Materials Corp.	1,376	41,111
Mitsubishi Motors Corp.	10,316	72,877
Mitsubishi Tanabe Pharma Corp.	3,439	57,558
Mitsubishi UFJ Financial Group Inc.	171,696	1,066,694
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,273	31,034
Mitsui & Co. Ltd.	24,700	438,935
Mitsui Chemicals Inc.	2,751	68,789
Mitsui Fudosan Co. Ltd.	13,220	312,664
Mitsui OSK Lines Ltd.	1,834	53,517
Mizuho Financial Group Inc.	358,848	625,401
MS&AD Insurance Group Holdings Inc.	6,954	232,291
Murata Manufacturing Co. Ltd.	2,675	411,030
Nabtesco Corp.	1,792	47,646
Nagoya Railroad Co. Ltd.	2,751	68,126
NEC Corp.	3,974	109,816
Nexon Co. Ltd. (c)	6,648	86,899
NGK Insulators Ltd.	3,668	60,465
NGK Spark Plug Co. Ltd.	2,064	60,165
NH Foods Ltd.	1,376	50,833
Nidec Corp.	3,210	461,584
Nikon Corp.	4,662	87,605
Nintendo Co. Ltd.	1,682	611,967

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Building Fund Inc.	20	$115,644
Nippon Electric Glass Co. Ltd.	1,147	36,057
Nippon Express Co. Ltd.	1,070	70,271
Nippon Paint Co. Ltd.	2,216	82,715
Nippon Prologis REIT Inc.	25	49,523
Nippon Steel Corp.	11,156	235,979
Nippon Telegraph & Telephone Corp.	10,316	465,565
Nippon Yusen KK	2,522	47,427
Nissan Chemical Industries Ltd.	1,911	100,940
Nissan Motor Co. Ltd.	34,615	323,911
Nisshin Seifun Group Inc.	3,133	68,709
Nissin Foods Holdings Co. Ltd.	841	57,850
Nitori Holdings Co. Ltd.	1,223	175,263
Nitto Denko Corp.	2,216	166,144
NOK Corp.	917	15,741
Nomura Holdings Inc.	52,418	250,005
Nomura Real Estate Holdings Inc.	1,758	35,464
Nomura Real Estate Master Fund Inc.	59	80,591
Nomura Research Institute Ltd.	1,651	83,372
NSK Ltd.	4,585	52,555
NTT Data Corp.	9,017	124,824
NTT DoCoMo Inc.	19,715	529,891
Obayashi Corp.	9,934	94,088
OBIC Co. Ltd.	994	94,014
Odakyu Electric Railway Co. Ltd.	4,585	108,467
Oji Paper Co. Ltd.	12,226	88,785
Olympus Corp.	4,203	164,005
OMRON Corp.	2,828	119,505
Ono Pharmaceutical Co. Ltd.	5,731	162,224
Oracle Corp. Japan	535	43,106
Oriental Land Co. Ltd.	2,904	303,628
Orix Corp.	19,700	318,975
Osaka Gas Co. Ltd.	5,808	113,410
OTSUKA Corp.	1,682	62,739
Otsuka Holdings Co. Ltd.	5,755	290,277
Panasonic Corp.	32,857	380,853
Park24 Co. Ltd.	1,376	41,589
Persol Holdings Co. Ltd.	2,675	62,784
Pola Orbis Holdings Inc.	1,223	44,668
Rakuten Inc.	12,990	99,517
Recruit Holdings Co Ltd.	15,894	530,882
Renesas Electronics Corp. (c)	12,608	78,940
Resona Holdings Inc.	30,943	173,728
Ricoh Co. Ltd.	9,781	105,093
RINNAI Corp.	535	40,786
Rohm Co. Ltd.	1,100	80,476
Ryohin Keikaku Co. Ltd.	306	90,955
Sankyo Co. Ltd.	765	29,926
Santen Pharmaceutical Co. Ltd.	5,349	84,813
SBI Holdings Inc.	3,057	94,888
Secom Co. Ltd.	3,057	249,120
Sega Sammy Holdings Inc.	2,695	39,739
Seibu Holdings Inc.	2,751	49,461
Seiko Epson Corp.	4,203	71,701
Sekisui Chemical Co. Ltd.	5,578	102,864
Sekisui House Ltd.	9,399	143,328
Seven & I Holdings Co. Ltd.	10,759	479,689

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Seven Bank Ltd.	10,240	$32,341
SG Holdings Co Ltd.	1,452	38,040
Sharp Corp.	2,369	48,137
Shimadzu Corp.	3,363	105,388
Shimamura Co. Ltd.	230	21,817
Shimano Inc.	1,070	172,536
Shimizu Corp.	8,406	76,749
Shin-Etsu Chemical Co. Ltd.	5,426	479,703
Shinsei Bank Ltd.	1,911	31,220
Shionogi & Co. Ltd.	3,821	249,777
Shiseido Co. Ltd.	5,578	432,005
Shizuoka Bank Ltd., The	6,801	61,031
Showa Denko KK	1,987	109,602
Showa Shell Sekiyu KK	2,828	59,990
SMC Corp.	841	269,180
SoftBank Group Corp.	12,150	1,213,779
Sohgo Security Services Co. Ltd.	1,147	50,401
Sompo Holdings Inc.	4,967	211,639
Sony Corp.	18,568	1,128,705
Sony Financial Holdings Inc.	2,293	50,565
Stanley Electric Co. Ltd.	1,834	62,700
START TODAY Co. Ltd.	2,751	83,217
Subaru Corp.	9,246	283,430
SUMCO Corp.	3,515	51,205
Sumitomo Chemical Co. Ltd.	22,160	129,688
Sumitomo Corp.	17,040	283,976
Sumitomo Dainippon Pharma Co. Ltd.	2,293	52,662
Sumitomo Electric Industries Ltd.	11,080	173,864
Sumitomo Heavy Industries Ltd.	1,682	60,033
Sumitomo Metal Mining Co. Ltd.	3,515	123,251
Sumitomo Mitsui Financial Group Inc.	19,477	783,830
Sumitomo Mitsui Trust Holdings Inc.	5,044	207,543
Sumitomo Realty & Development Co. Ltd.	5,349	191,892
Sumitomo Rubber Industries Ltd.	2,904	43,607
Sundrug Co. Ltd.	1,223	43,640
Suntory Beverage & Food Ltd.	2,140	90,663
Suzuken Co. Ltd.	1,070	50,771
Suzuki Motor Corp.	5,119	293,376
Sysmex Corp.	2,522	217,481
T&D Holdings Inc.	8,406	138,821
Taiheiyo Cement Corp.	1,987	62,318
Taisei Corp.	3,210	146,322
Taisho Pharmaceutical Holdings Co. Ltd.	500	61,167
Taiyo Nippon Sanso Corp.	2,293	34,317
Takashimaya Co. Ltd.	2,293	38,728
Takeda Pharmaceutical Company Ltd.	10,622	454,176
TDK Corp.	1,758	191,550
Teijin Ltd.	2,751	52,761
Terumo Corp.	4,203	248,750
THK Co. Ltd.	1,758	44,734
Tobu Railway Co. Ltd.	2,598	76,808
Toho Co. Ltd.	1,682	52,828
Toho Gas Co. Ltd.	1,223	46,532
Tohoku Electric Power Co. Inc.	6,190	84,194
Tokio Marine Holdings Inc.	10,087	500,755

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyo Century Corp.	612	$38,012
Tokyo Electric Power Company Holdings Inc. (c)	22,312	109,643
Tokyo Electron Ltd.	2,293	316,022
Tokyo Gas Co. Ltd.	5,655	139,102
Tokyo Tatemono Co. Ltd.	3,057	37,283
Tokyu Corp.	7,565	138,335
Tokyu Fudosan Holdings Corp.	5,273	36,737
Toppan Printing Co. Ltd.	4,500	72,247
Toray Industries Inc.	21,014	157,669
Toshiba Corp. (c)	9,170	264,997
Tosoh Corp.	3,974	61,207
Toto Ltd.	1,987	82,410
Toyo Seikan Kaisha Ltd.	2,293	47,582
Toyo Suisan Kaisha Ltd.	1,223	47,480
Toyoda Gosei Co. Ltd.	917	22,646
Toyota Industries Corp.	2,200	130,212
Toyota Motor Corp.	33,621	2,094,681
Toyota Tsusho Corp.	2,981	112,553
Trend Micro Inc.	1,834	117,970
Tsuruha Holdings Inc.	535	65,853
Unicharm Corp.	5,502	182,037
United Urban Investment Corp.	45	70,718
USS Co. Ltd.	3,363	62,430
West Japan Railway Co.	2,140	149,178
Yahoo Japan Corp.	42,027	150,925
Yakult Honsha Co. Ltd.	1,682	137,942
Yamada Denki Co. Ltd.	10,392	52,576
Yamaguchi Financial Group Inc.	3,057	33,309
Yamaha Corp.	2,064	109,367
Yamaha Motor Co. Ltd.	4,127	115,733
Yamato Holdings Co. Ltd.	4,662	143,142
Yamazaki Baking Co. Ltd.	1,758	35,216
Yaskawa Electric Corp.	3,745	111,231
Yokogawa Electric Corp.	3,363	71,137
Yokohama Rubber Company Ltd., The	1,529	32,956

		52,115,682

Netherlands (3.31%)
ABN AMRO Group NV CVA (e)	6,510	177,294
Aegon NV	26,289	170,630
AerCap Holdings NV (c)	1,954	112,394
Akzo Nobel NV	3,768	352,471
ASML Holding NV	5,988	1,124,274
Coca-Cola European Partners PLC	3,190	145,049
Heineken Holding NV	1,661	150,614
Heineken NV	3,662	343,681
ING Groep NV	56,468	732,904
Koninklijke Ahold Delhaize NV	18,523	424,965
Koninklijke DSM NV	2,732	289,355
Koninklijke KPN NV	49,347	130,178
Koninklijke Philips NV	13,610	620,364
Koninklijke Vopak NV	1,181	58,183
NN Group NV	4,380	195,490
NXP Semiconductors NV	5,069	433,400
Randstad NV	1,835	97,942

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Unilever NV CVA	22,794	$1,267,913
Wolters Kluwer CVA	4,234	263,947

		7,091,048

New Zealand (0.22%)
a2 Milk Company Ltd. (c)	11,072	82,590
Auckland International Airport Ltd.	14,694	71,094
Fisher & Paykel Healthcare Corporation Ltd.	8,646	86,212
Fletcher Building Ltd. (c)	12,870	55,819
Meridian Energy Ltd.	19,766	43,033
Ryman Healthcare Ltd.	5,400	50,069
Spark New Zealand Ltd.	27,890	74,859

		463,676

Norway (0.77%)
Aker BP ASA	1,636	69,274
DnB NOR ASA	14,509	305,335
Equinor ASA	17,434	490,179
Gjensidige Forsikring ASA	3,080	51,910
Marine Harvest ASA	6,408	148,486
Norsk Hydro ASA	20,550	123,236
Orkla ASA	12,413	104,878
Schibsted ASA Class B	1,368	47,544
Telenor ASA	10,292	201,266
Yara International ASA	2,441	119,800

		1,661,908

Portugal (0.16%)
Banco Espirito Santo SA Reg. (b) (c) (d)	47,542	0
Energias de Portugal SA	37,401	138,003
Galp Energia SGPS SA	7,587	150,434
Jeronimo Martins SGPS SA	4,028	59,371

		347,808

Singapore (1.27%)
Ascendas Real Estate Investment Trust	42,800	82,673
CapitaLand Commercial Trust Ltd.	31,621	41,197
Capitaland Ltd.	39,581	97,495
CapitaLand Mall Trust	34,900	56,722
City Developments Ltd.	6,343	42,290
Comfortdelgro Corp. Ltd.	31,023	55,135
DBS Group Holdings Ltd.	26,902	513,213
Genting Singapore Ltd.	93,298	72,318
Golden Agri-Resources Ltd.	107,992	19,726
Jardine Cycle & Carriage Ltd.	1,539	36,022
Keppel Corp. Ltd.	22,465	114,375
Oversea-Chinese Banking Corporation Ltd.	47,089	394,026
SATS Ltd.	10,698	40,842
Sembcorp Industries Ltd.	9,796	22,125
Singapore Airlines Ltd.	8,151	58,062
Singapore Exchange Ltd.	12,226	65,893
Singapore Press Holdings Ltd.	18,600	39,055

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Technologies Engineering Ltd.	21,166	$55,091
Singapore Telecommunications Ltd.	121,914	288,899
Suntec Real Estate Investment Trust	31,300	44,198
United Overseas Bank Ltd.	19,858	392,561
UOL Group Ltd.	7,700	38,832
Venture Corporation Ltd.	4,127	53,216
Wilmar International Ltd.	29,113	68,548
Yangzijiang Shipbuilding Holdings Ltd.	35,548	32,227

		2,724,741

Spain (2.91%)
ACS Actividades de Construccion y Servicios SA	3,862	164,030
Aena SME SA (e)	1,007	174,470
Amadeus IT Group SA	6,361	589,594
Banco Bilbao Vizcaya Argentaria SA	98,361	623,633
Banco de Sabadell SA	86,984	134,468
Banco Santander SA	235,938	1,181,261
Bankia SA	18,678	72,914
Bankinter SA	10,680	98,105
CaixaBank SA	50,041	227,582
Enagas SA	2,499	67,356
Endesa SA	4,556	98,272
Ferrovial SA	7,231	149,632
Grifols SA	4,601	129,370
Iberdrola SA	88,865	652,700
Industria de Diseno Textil SA	16,363	494,352
International Consolidated Airlines Group SA	9,300	79,781
Mapfre SA	17,076	53,411
Naturgy Energy Group SA	5,154	140,498
Red Electrica Corporacion SA	6,664	139,315
Repsol SA	19,571	389,606
Siemens Gamesa Renewable Energy SA (c)	3,677	46,397
Telefonica SA	68,971	544,066

		6,250,813

Sweden (2.70%)
Alfa Laval AB	4,156	112,454
Assa Abloy AB Class B	14,146	283,541
Atlas Copco AB A Shares	9,423	270,988
Atlas Copco AB B Shares	5,912	157,515
Boliden AB	4,014	111,633
Electrolux AB Series B	3,436	75,692
Epiroc Aktiebolag Class B (c)	5,912	60,867
Epiroc Aktiegolag Class A (c)	10,159	113,508
Essity Aktiebolag Class B	9,082	227,970
Hennes & Mauritz AB (H&M) B Shares	12,527	231,500
Hexagon AB B Shares	3,867	226,400
Husqvarna AB B Shares	6,508	55,328
ICA Gruppen AB	1,248	39,585
Industrivarden AB C Shares	2,537	56,256
Investor AB B Shares	6,778	312,341
Kinnevik AB Class B	3,499	105,658
L E Lundbergforetagen AB B Shares	1,205	40,606

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Lundin Petroleum AB	2,647	$100,896
Millicom International Cellular SA SDR	1,014	58,154
Nordea Bank AB	44,927	488,832
Sandvik AB	16,752	296,582
Securitas AB Class B	4,578	79,591
Skandinaviska Enskilda Banken AB Class A	24,634	274,622
Skanska AB Class B	5,251	102,959
SKF AB B Shares	5,818	114,481
Svenska Handelsbanken AB A Shares	22,570	284,645
Swedbank AB - A Shares	13,516	334,280
Swedish Match AB	2,545	130,088
Tele2 AB B Shares	5,206	62,567
Telefonaktiebolaget LM Ericsson B Shares	43,723	386,983
Telia Company AB	42,600	195,346
Volvo AB B Shares	22,120	390,129

		5,781,997

Switzerland (8.13%)
ABB Ltd. Reg.	27,167	642,629
Adecco Group AG Reg.	2,508	131,839
Baloise Holding AG Reg.	713	108,654
Barry Callebaut AG Reg.	33	62,490
Chocoladefabriken Lindt & Sprungli AG Reg.	1	81,911
Chocoladefabriken Lindt & Sprungli AG	17	118,974
Clariant AG Reg.	2,912	75,751
Compagnie Financiere Richemont SA Reg.	7,620	621,261
Credit Suisse Group AG Reg.	37,983	569,952
Dufry AG Reg.	460	51,972
Ems-Chemie Holding AG Reg	127	75,741
Geberit AG Reg.	551	255,742
Givaudan SA Reg.	135	332,179
Julius Baer Group Ltd.	3,452	172,518
Kuehne & Nagel International AG Reg.	789	125,195
LafargeHolcim Ltd. Reg.	7,349	363,826
Lonza Group AG Reg.	1,112	380,412
Nestle SA Reg.	45,915	3,821,806
Novartis AG Reg.	31,836	2,740,394
Pargesa Holding SA	413	33,182
Partners Group Holding AG	259	205,314
Roche Holding AG	10,391	2,512,703
Schindler Holding AG	588	146,739
Schindler Holding AG Reg.	319	76,971
SGS SA Reg	78	205,369
Sika AG Reg.	1,829	266,155
Sonova Holding AG Reg.	828	164,331
Straumann Holding AG Reg.	147	110,744
Swatch Group AG Reg., The	874	68,074
Swatch Group AG, The	452	179,640
Swiss Life Holding AG Reg.	503	190,723
Swiss Prime Site AG Reg.	1,090	92,994

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swiss Re AG	4,487	$413,416
Swisscom AG	376	170,538
Temenos AG Reg.	912	148,540
UBS Group AG	56,321	889,231
Vifor Pharma AG	684	118,585
Zurich Insurance Group AG	2,260	712,589

		17,439,084

United Kingdom (17.30%)
3i Group PLC	14,120	172,897
Admiral Group PLC	3,071	83,246
Anglo American PLC	15,945	356,705
Antofagasta PLC	6,170	68,563
Ashtead Group PLC	6,769	214,769
Associated British Foods PLC	5,152	153,764
AstraZeneca PLC	18,682	1,456,151
Auto Trader Group PLC (e)	14,419	83,879
Aviva PLC	59,299	378,355
Babcock International Group PLC	3,768	35,487
BAE Systems PLC	47,603	390,343
Barclays PLC	247,829	549,691
Barratt Developments PLC	15,530	114,688
Berkeley Group Holdings PLC, The	1,789	85,705
BHP Billiton PLC	30,695	669,814
BP PLC	294,075	2,254,008
British American Tobacco PLC	33,851	1,578,150
British Land Company PLC	13,805	111,036
BT Group PLC	119,613	351,105
Bunzl PLC	4,924	154,801
Burberry Group PLC	6,187	162,466
Carnival PLC	2,738	169,880
Centrica PLC	84,656	170,918
Coca-Cola HBC AG CDI	3,062	104,320
Compass Group PLC	23,585	524,373
ConvaTec Group PLC (e)	18,059	54,641
Croda International PLC	1,906	129,196
DCC PLC	1,351	122,538
Diageo PLC	36,036	1,276,686
Direct Line Insurance Group PLC	21,408	90,359
easyJet PLC	2,574	44,047
Experian PLC	13,761	353,108
Ferguson PLC	3,410	289,243
Fresnillo PLC	3,424	36,573
G4S PLC	24,200	76,329
GlaxoSmithKline PLC	72,930	1,462,590
Glencore PLC	166,854	719,254
GVC Holdings PLC	8,184	97,934
Hammerson PLC	10,963	65,232
Hargreaves Lansdown PLC	4,024	117,141
HSBC Holdings PLC	294,557	2,570,122
Imperial Brands PLC	14,079	489,920
Informa PLC	18,915	187,873
InterContinental Hotels Group PLC	2,569	159,913
Intertek Group PLC	2,359	153,458
Investec PLC	10,400	72,957
ITV PLC	54,835	112,541

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
J Sainsbury PLC	25,983	$108,856
John Wood Group PLC	10,400	104,341
Johnson Matthey PLC	2,820	130,857
Kingfisher PLC	32,258	109,072
Land Securities Group PLC	10,619	122,267
Legal & General Group PLC	88,640	302,599
Lloyds Banking Group PLC	1,042,509	801,780
London Stock Exchange Group PLC	4,391	262,392
Marks & Spencer Group PLC	23,149	87,097
Mediclinic International PLC	4,509	25,183
Meggitt PLC	9,553	70,529
Melrose Industries PLC	72,969	189,937
Merlin Entertainments PLC (e)	10,998	57,356
Micro Focus International PLC	6,754	125,603
Mondi PLC	5,347	146,399
National Grid PLC	49,958	516,005
Next PLC	2,064	147,712
NMC Health PLC	1,575	69,623
Pearson PLC	11,864	137,342
Persimmon PLC	4,471	137,650
Prudential PLC	37,582	861,682
Randgold Resources Ltd.	1,330	94,069
Reckitt Benckiser Group PLC	9,943	908,293
RELX PLC (Amsterdam)	14,483	304,276
RELX PLC (London)	14,684	308,902
Rio Tinto PLC	17,265	870,873
Rolls-Royce Holdings PLC	24,717	317,994
Royal Bank of Scotland Group PLC, The	71,698	232,309
Royal Dutch Shell PLC Class A	67,288	2,307,201
Royal Dutch Shell PLC Class B	55,087	1,928,406
Royal Mail PLC	13,957	86,762
RSA Insurance Group PLC	15,726	117,822
Sage Group PLC, The	16,661	127,249
Schroders PLC	1,960	78,946
SEGRO PLC	14,408	119,893
Severn Trent PLC	3,333	80,342
Shire PLC	13,298	803,411
Sky PLC	15,356	346,060
Smith & Nephew PLC	13,067	238,403
Smiths Group PLC	5,731	111,584
SSE PLC	15,355	229,309
St. James’s Place PLC	8,170	121,779
Standard Chartered PLC	41,122	340,704
Standard Life Aberdeen PLC	39,342	156,763
Taylor Wimpey PLC	50,983	113,957
Tesco PLC	140,503	439,284
Travis Perkins PLC	3,963	54,995
TUI AG	6,791	130,269
Unilever PLC	17,847	980,409
United Utilities Group PLC	10,661	97,867
Vodafone Group PLC	390,320	836,308
Weir Group PLC, The	3,647	83,669
Whitbread PLC	2,488	152,917
William Morrison Supermarkets PLC	34,419	116,370

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP PLC	18,763	$274,776

		37,103,222

Total Common Stocks
(cost $174,655,740)		210,899,452

Preferred Stocks (a) (0.56%)
Germany (0.56%)
Bayerische Moteren Werke (BMW) AG, 0.00%	888	69,647
Fuchs Petrolub SE, 0.00%	1,073	59,877
Henkel AG & Co. KGaA, 0.00%	2,661	312,004
Porsche Automobil Holding SE, 0.00%	2,297	154,628
Sartorius AG, 0.00%	539	87,367
Schaeffler AG, 0.00%	2,539	32,386
Volkswagen AG, 0.00%	2,781	488,379

		1,204,288

Total Preferred Stocks
(cost $858,395)		1,204,288

	Shares	Value
Short-term Investments (0.01%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97% (f)	26,439	$26,439

Total Short-term Investments
(cost $26,439)		26,439

TOTAL INVESTMENTS (98.89%)
(cost $175,540,574)		212,130,179
CASH (g) AND OTHER ASSETS, NET OF LIABILITIES (1.11%)		2,380,126

NET ASSETS (100.00%)		$214,510,305

(a)

The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Security was valued using significant unobservable inputs.

(c)	Non-income producing security.

(d)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of these securities amounted to $1,476,431 or 0.69% of net assets.

(f)	Rate shown is the 7-day yield as of September 30, 2018.

(g)	At September 30, 2018, foreign currencies in the amount of $124,202 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$67,914,454	32.02
Japanese Yen	52,115,682	24.57
British Pound	36,798,946	17.35
Swiss Franc	17,439,084	8.22
Australian Dollar	14,324,576	6.75
Hong Kong Dollar	6,903,286	3.25
Swedish Krona	5,781,997	2.73
Danish Krone	3,553,135	1.67
Singapore Dollar	2,724,741	1.28
United States Dollar	1,821,474	0.86
Norwegian Krone	1,661,908	0.78
Israeli Shekel	627,220	0.30
New Zealand Dollar	463,676	0.22

Total Investments	$212,130,179	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$41,680,739	19.43
Industrials	30,859,339	14.39
Consumer Staples	23,679,590	11.04
Health Care	23,545,473	10.98
Consumer Discretionary	23,334,207	10.88
Materials	17,148,481	7.99
Energy	13,039,259	6.08
Information Technology	13,024,582	6.07
Communication Services	11,728,264	5.47
Real Estate	7,188,244	3.35
Utilities	6,875,562	3.20

Total Stocks	212,103,740	98.88
Short-term Investments	26,439	0.01
Cash and Other Assets, Net of Liabilities	2,380,126	1.11

Net Assets	$214,510,305	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	December 2018	$333,704	$335,789	$2,085
Euro Stoxx 50	21	December 2018	820,328	825,792	5,464
FTSE 100 Index	5	December 2018	477,149	487,879	10,730
Nikkei 225 Index	5	December 2018	510,561	531,248	20,687

Total					$38,966

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Registered Investment Companies (99.62%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	11,849,255	$127,853,459
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	16,459,448	195,373,645

Total Registered Investment Companies
(cost $260,464,696)		323,227,104

TOTAL INVESTMENTS (99.62%)
(cost $260,464,696)		323,227,104
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.38%)		1,236,483

NET ASSETS (100.00%)		$324,463,587

(a)

As of September 30, 2018, investments in issuers considered to be affiliates of the Equity and Bond Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						For the period ended September 30, 2018
Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at September 30, 2018	Value at September 30, 2018	Change in Unrealized Appreciation (Depreciation)
State Farm Mutual Fund Trust Bond Fund Institutional Shares	14,300,194	—	2,450,939	11,849,255	$127,853,459	$(7,243,888)
State Farm Mutual Fund Trust Equity Fund Institutional Shares	21,591,596	365,297	5,497,445	16,459,448	195,373,645	(2,394,782)

					$323,227,104	$(9,638,670)

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (66.01%)
Aerospace/Defense (2.20%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$986,570
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,502,780
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	985,298
Northrop Grumman Corp.
3.250%, 08/01/2023	1,000,000	982,453
Rockwell Collins Inc.
3.700%, 12/15/2023	500,000	497,508
Raytheon Co.
3.150%, 12/15/2024	1,000,000	978,488
Lockheed Martin Corp.
2.900%, 03/01/2025	3,000,000	2,868,912
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	970,498
General Dynamics Corp.
2.125%, 08/15/2026	1,000,000	895,116
United Technologies Corp.
2.650%, 11/01/2026	500,000	451,205
Rockwell Collins Inc.
3.500%, 03/15/2027	1,000,000	950,157
Northrop Grumman Corp.
3.250%, 01/15/2028	2,000,000	1,880,644

		13,949,629

Agriculture, Foods, & Beverage (5.37%)
PepsiCo Inc.
2.250%, 01/07/2019	2,000,000	1,998,874
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,002,920
General Mills Inc.
3.150%, 12/15/2021	2,000,000	1,978,120
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	977,560
Kraft Foods Group Inc.
3.500%, 06/06/2022	1,500,000	1,490,672
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,064,323
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	962,329
Campbell Soup Co.
3.300%, 03/19/2025	1,000,000	921,017
Kraft Heinz Foods Co.
3.950%, 07/15/2025	2,000,000	1,970,854
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	951,544
Kellogg Co.
3.250%, 04/01/2026	2,000,000	1,883,862
Coca-Cola Co., The
2.550%, 06/01/2026	1,500,000	1,383,764
Sysco Corp.
3.300%, 07/15/2026	1,000,000	955,727

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Hershey Co.
2.300%, 08/15/2026	$1,000,000	$901,368
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	907,857
Danone SA (a)
2.947%, 11/02/2026	2,000,000	1,836,360
General Mills Inc.
3.200%, 02/10/2027	2,000,000	1,833,954
Sysco Corp.
3.250%, 07/15/2027	2,000,000	1,879,256
PepsiCo Inc.
3.000%, 10/15/2027	1,500,000	1,431,837
Kellogg Co.
3.400%, 11/15/2027	1,000,000	929,491
JM Smucker Co.
3.375%, 12/15/2027	1,000,000	926,746
Campbell Soup Co.
4.150%, 03/15/2028	2,000,000	1,909,074
General Mills Inc.
4.200%, 04/17/2028	1,000,000	984,701
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	1,976,288
Kellogg Co.
4.300%, 05/15/2028	1,000,000	993,142

		34,051,640

Automotive (2.50%)
American Honda Finance Corp.
2.125%, 10/10/2018	1,000,000	999,870
Daimler Finance NA LLC (a)
2.250%, 03/02/2020	500,000	493,185
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	988,524
Daimler Finance NA LLC (a)
2.000%, 07/06/2021	1,000,000	959,980
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	479,537
Toyota Motor Credit Corp.
2.625%, 01/10/2023	1,000,000	968,068
Daimler Finance NA LLC (a)
3.300%, 05/19/2025	1,000,000	962,062
BMW US Capital LLC (a)
2.800%, 04/11/2026	500,000	464,980
American Honda Finance Corp.
2.300%, 09/09/2026	2,000,000	1,803,938
Daimler Finance NA LLC (a)
3.450%, 01/06/2027	1,000,000	959,324
BMW US Capital LLC (a)
3.300%, 04/06/2027	1,000,000	957,960
Toyota Motor Credit Corp.
3.050%, 01/11/2028	2,000,000	1,889,358
American Honda Finance Corp.
3.500%, 02/15/2028	2,000,000	1,957,064

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
Daimler Finance NA LLC (a)
3.750%, 02/22/2028	$1,000,000	$977,079
BMW US Capital LLC (a)
3.750%, 04/12/2028	1,000,000	984,898

		15,845,827

Banks (4.36%)
Wells Fargo & Co.
2.150%, 01/15/2019	1,000,000	998,875
Bank of New York Mellon Corp.
2.200%, 05/15/2019	1,000,000	997,360
2.300%, 09/11/2019	1,000,000	995,160
Wells Fargo & Co.
2.150%, 01/30/2020	1,000,000	988,163
State Street Corp.
2.550%, 08/18/2020	1,000,000	992,294
PNC Bank NA
2.150%, 04/29/2021	1,000,000	971,731
Toronto-Dominion Bank, The
1.800%, 07/13/2021	1,000,000	961,434
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	493,043
Wells Fargo & Co.
3.300%, 09/09/2024	2,000,000	1,938,764
State Street Corp.
3.300%, 12/16/2024	2,000,000	1,967,024
US Bank NA
2.800%, 01/27/2025	3,000,000	2,855,142
Wells Fargo & Co.
3.000%, 02/19/2025	1,000,000	946,592
PNC Bank NA
2.950%, 02/23/2025	1,500,000	1,431,978
Bank of New York Mellon Corp.
3.000%, 02/24/2025	500,000	478,936
PNC Bank NA
3.250%, 06/01/2025	500,000	484,868
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	469,014
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	905,802
Bank of New York Mellon Corp.
2.450%, 08/17/2026	1,000,000	910,192
Wells Fargo & Co.
3.000%, 10/23/2026	3,334,000	3,093,782
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	952,850
PNC Bank NA
3.100%, 10/25/2027	2,000,000	1,884,776
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	1,943,290

		27,661,070

Building Materials & Construction (0.69%)
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,467,168

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Fluor Corp.
3.500%, 12/15/2024	$1,000,000	$974,283
CRH America Inc.(a)
3.875%, 05/18/2025	1,000,000	979,291
CRH America Finance, Inc. (a)
3.400%, 05/09/2027	500,000	466,330
CRH America Finance Inc. (a)
3.950%, 04/04/2028	500,000	484,457

		4,371,529

Chemicals (3.42%)
Ecolab Inc.
2.250%, 01/12/2020	1,000,000	989,329
Sherwin-Williams Co., The
4.200%, 01/15/2022	2,000,000	2,032,918
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	1,936,536
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	1,944,954
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	2,000,000	1,936,136
Nutrien Ltd.
3.625%, 03/15/2024	1,500,000	1,461,717
Dow Chemical Co., The
3.500%, 10/01/2024	3,000,000	2,936,133
Sherwin-Williams Co., The
3.300%, 02/01/2025	1,000,000	950,890
Praxair Inc.
2.650%, 02/05/2025	1,300,000	1,230,229
Nutrien Ltd.
3.000%, 04/01/2025	1,000,000	921,081
Sherwin-Williams Co., The
3.950%, 01/15/2026	500,000	494,996
Air Liquide Finance (a)
2.500%, 09/27/2026	1,000,000	913,709
Nutrien Ltd.
4.000%, 12/15/2026	500,000	483,397
Ecolab Inc.
3.250%, 12/01/2027	1,500,000	1,436,822
PPG Industries Inc.
3.750%, 03/15/2028	2,000,000	1,972,012

		21,640,859

Commercial Service/Supply (0.16%)
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	989,177

Computer Software & Services (2.06%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	999,380
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	991,164
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	493,624

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Microsoft Corp.
3.000%, 10/01/2020	$2,000,000	$2,011,142
Texas Instruments Inc.
2.250%, 05/01/2023	1,000,000	955,570
Oracle Corp.
3.400%, 07/08/2024	1,000,000	991,370
Microsoft Corp.
2.700%, 02/12/2025	1,000,000	958,993
Oracle Corp.
2.950%, 05/15/2025	1,000,000	959,527
QUALCOMM Inc.
3.450%, 05/20/2025	1,000,000	970,119
Oracle Corp.
2.650%, 07/15/2026	500,000	464,064
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	901,162
Analog Devices Inc.
3.500%, 12/05/2026	500,000	478,880
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	941,126
Oracle Corp.
3.250%, 11/15/2027	1,000,000	962,212

		13,078,333

Computers (0.63%)
International Business Machines Corp.
1.875%, 05/15/2019	2,000,000	1,990,294
1.625%, 05/15/2020	1,000,000	979,195
3.375%, 08/01/2023	1,000,000	995,007

		3,964,496

Consumer & Marketing (2.18%)
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	998,477
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	995,870
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	481,213
Colgate-Palmolive Co.
2.100%, 05/01/2023	1,000,000	948,218
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	953,926
Clorox Co.
3.500%, 12/15/2024	1,000,000	986,898
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	961,449
2.750%, 02/15/2026	1,000,000	938,184
Unilever Capital Corp.
2.000%, 07/28/2026	1,000,000	883,980
2.900%, 05/05/2027	1,000,000	942,214
Reckitt Benckiser Treasury Services PLC (a)
3.000%, 06/26/2027	2,000,000	1,856,910

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Clorox Co.
3.100%, 10/01/2027	$2,000,000	$1,878,822
3.900%, 05/15/2028	1,000,000	997,762

		13,823,923

Electronic/Electrical Manufacturing (2.29%)
Johnson Controls International PLC
4.250%, 03/01/2021	2,000,000	2,032,916
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	987,831
2.625%, 02/15/2023	1,500,000	1,445,618
Johnson Controls International PLC
3.625%, 07/02/2024	2,000,000	1,973,668
Rockwell Automation Inc.
2.875%, 03/01/2025	2,000,000	1,899,500
Siemens Financieringsmaatschappij NV (a)
3.250%, 05/27/2025	2,000,000	1,943,646
Hubbell Inc.
3.350%, 03/01/2026	1,000,000	944,469
Siemens Financieringsmaatschappij NV (a)
2.350%, 10/15/2026	1,000,000	902,349
Hubbell Inc.
3.150%, 08/15/2027	500,000	458,316
3.500%, 02/15/2028	1,000,000	944,429
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,003,340

		14,536,082

Financial Services (1.94%)
JPMorgan Chase & Co.
2.350%, 01/28/2019	1,000,000	999,132
2.200%, 10/22/2019	500,000	496,587
GE Capital International Funding Co.
2.342%, 11/15/2020	812,000	793,418
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	985,663
3.625%, 05/13/2024	500,000	495,575
General Electric Capital Corp.
3.450%, 05/15/2024	287,000	282,598
JPMorgan Chase & Co.
3.125%, 01/23/2025	1,000,000	959,269
GE Capital International Funding Co.
3.373%, 11/15/2025	1,878,000	1,787,802
Visa Inc.
3.150%, 12/14/2025	1,000,000	969,622
JPMorgan Chase & Co.
3.200%, 06/15/2026	1,000,000	947,883
2.950%, 10/01/2026	3,320,000	3,086,538
Mastercard Inc.
3.500%, 02/26/2028	500,000	493,672

		12,297,759

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (6.50%)
Pfizer Inc.
2.100%, 05/15/2019	$1,000,000	$997,288
Amgen Inc.
2.200%, 05/22/2019	1,000,000	996,360
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,486,548
Gilead Sciences Inc.
2.350%, 02/01/2020	500,000	495,843
Merck & Co. Inc.
1.850%, 02/10/2020	1,000,000	986,292
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	996,634
Baxter International Inc.
1.700%, 08/15/2021	1,000,000	951,733
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	984,115
Zimmer Holdings Inc.
3.150%, 04/01/2022	1,000,000	979,514
Bayer US Finance II LLC (a)
2.200%, 07/15/2022	1,300,000	1,216,461
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	966,461
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	500,000	488,658
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	1,950,050
Merck & Co. Inc.
2.800%, 05/18/2023	1,000,000	979,671
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	1,000,000	994,598
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	999,983
Amgen Inc.
3.625%, 05/22/2024	1,000,000	998,985
Bayer US Finance II LLC (a)
3.375%, 07/15/2024	1,000,000	952,129
Bayer U.S. Finance LLC (a)
3.375%, 10/08/2024	1,000,000	952,917
Becton Dickinson & Co.
3.734%, 12/15/2024	2,000,000	1,958,746
Gilead Sciences Inc.
3.500%, 02/01/2025	500,000	491,231
Merck & Co. Inc.
2.750%, 02/10/2025	1,000,000	959,930
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	954,708
EMD Finance LLC (a)
3.250%, 03/19/2025	1,000,000	952,097
Zimmer Holdings Inc.
3.550%, 04/01/2025	2,000,000	1,919,008
Bayer US Finance II LLC (a)
2.850%, 04/15/2025	1,000,000	909,016
Amgen Inc.
3.125%, 05/01/2025	1,000,000	957,085

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Eli Lilly and Co.
2.750%, 06/01/2025	$1,000,000	$956,629
Stryker Corp.
3.500%, 03/15/2026	1,000,000	967,194
Roche Holdings Inc. (a)
2.625%, 05/15/2026	1,500,000	1,395,563
Baxter International Inc.
2.600%, 08/15/2026	1,000,000	908,922
Amgen Inc.
2.600%, 08/19/2026	1,000,000	905,262
Thermo Fisher Scientific Inc.
2.950%, 09/19/2026	500,000	463,036
Abbott Laboratories
3.750%, 11/30/2026	1,000,000	997,194
Gilead Sciences Inc.
2.950%, 03/01/2027	1,000,000	928,432
AstraZeneca PLC
3.125%, 06/12/2027	2,000,000	1,865,154
Zoetis Inc.
3.000%, 09/12/2027	1,000,000	929,609
Amgen Inc.
3.200%, 11/02/2027	1,000,000	938,221
Johnson & Johnson
2.900%, 01/15/2028	500,000	474,279
Stryker Corp.
3.650%, 03/07/2028	1,000,000	965,246

		41,170,802

Machinery & Manufacturing (2.86%)
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	985,780
Danaher Corp.
2.400%, 09/15/2020	500,000	491,885
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	998,690
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,000,181
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	1,932,946
John Deere Capital Corp.
2.800%, 03/06/2023	1,000,000	977,597
Covidien International
2.950%, 06/15/2023	3,000,000	2,918,115
Parker Hannifin Corp.
3.300%, 11/21/2024	500,000	490,009
John Deere Capital Corp.
2.650%, 06/10/2026	500,000	464,203
Caterpillar Financial Services Corp.
2.400%, 08/09/2026	1,000,000	904,516
Bemis Company Inc.
3.100%, 09/15/2026	1,000,000	904,445
John Deere Capital Corp.
2.800%, 09/08/2027	2,000,000	1,858,316

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Eaton Corp.
3.103%, 09/15/2027	$3,500,000	$3,265,640
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	944,987

		18,137,310

Media & Broadcasting (2.73%)
Time Warner Inc.
2.100%, 06/01/2019	1,500,000	1,492,241
S&P Global Inc.
3.300%, 08/14/2020	1,000,000	1,000,207
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	1,977,060
Reed Elsevier Capital
3.125%, 10/15/2022	2,000,000	1,954,726
Time Warner Inc.
3.550%, 06/01/2024	1,500,000	1,454,690
Thomson Reuters Corp.
3.850%, 09/29/2024	1,000,000	979,949
Comcast Corp.
3.375%, 02/15/2025	2,000,000	1,935,998
Time Warner Inc.
3.600%, 07/15/2025	1,000,000	958,235
Thomson Reuters Corp.
3.350%, 05/15/2026	1,000,000	921,778
Walt Disney Co., The
1.850%, 07/30/2026	500,000	440,665
Comcast Corp.
2.350%, 01/15/2027	500,000	439,959
S&P Global Inc.
2.950%, 01/22/2027	500,000	463,206
Moody’s Corp.
3.250%, 01/15/2028	2,000,000	1,871,424
Comcast Corp.
3.150%, 02/15/2028	1,000,000	927,290
3.550%, 05/01/2028	500,000	478,700

		17,296,128

Oil & Gas (5.77%)
Marathon Oil Corp.
2.700%, 06/01/2020	1,000,000	987,056
Chevron Corp.
2.427%, 06/24/2020	2,000,000	1,982,894
Apache Corp.
3.625%, 02/01/2021	307,000	306,749
Statoil ASA
2.750%, 11/10/2021	1,000,000	986,520
Canadian Natural Resources Ltd.
3.450%, 11/15/2021	1,000,000	994,662
Apache Corp.
3.250%, 04/15/2022	569,000	560,108
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,473,644

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Total Capital International SA
2.700%, 01/25/2023	$1,000,000	$971,339
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	1,927,270
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,451,385
Shell International Finance
3.400%, 08/12/2023	500,000	499,387
TransCanada PipeLines Ltd.
3.750%, 10/16/2023	1,000,000	999,667
Exxon Mobil Corp.
3.176%, 03/15/2024	1,000,000	991,276
Canadian Natural Resources Ltd.
3.800%, 04/15/2024	1,000,000	989,714
Ensco PLC
4.500%, 10/01/2024	2,000,000	1,717,500
Statoil ASA
3.250%, 11/10/2024	500,000	491,337
Suncor Energy Inc.
3.600%, 12/01/2024	1,000,000	989,395
Canadian Natural Resources Ltd.
3.900%, 02/01/2025	1,000,000	987,133
Woodside Finance Ltd. (a)
3.650%, 03/05/2025	2,000,000	1,926,456
Ensco PLC
5.200%, 03/15/2025	500,000	435,000
Shell International Finance
3.250%, 05/11/2025	500,000	489,097
Marathon Oil Corp.
3.850%, 06/01/2025	1,000,000	977,553
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	496,132
Exxon Mobil Corp.
3.043%, 03/01/2026	2,000,000	1,939,932
Shell International Finance
2.875%, 05/10/2026	2,000,000	1,899,458
Chevron Corp.
2.954%, 05/16/2026	1,500,000	1,432,433
Woodside Finance Ltd. (a)
3.700%, 09/15/2026	1,000,000	950,830
Occidental Petroleum Corp.
3.000%, 02/15/2027	500,000	475,034
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,500,000	1,410,203
Texas Eastern Transmission LP (a)
3.500%, 01/15/2028	1,500,000	1,416,840
Woodside Finance Ltd. (a)
3.700%, 03/15/2028	1,500,000	1,407,257
Sabal Trail Transmission LLC (a)
4.246%, 05/01/2028	2,000,000	2,009,968

		36,573,229

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (3.15%)
CVS Caremark Corp.
2.250%, 12/05/2018	$1,000,000	$999,283
McDonald’s Corp.
1.875%, 05/29/2019	500,000	497,151
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	1,973,000
TJX Companies Inc., The
2.750%, 06/15/2021	1,500,000	1,483,778
Walgreens Boots Alliance Inc.
3.300%, 11/18/2021	1,000,000	995,910
Walgreen Co.
3.100%, 09/15/2022	1,000,000	977,105
CVS Caremark Corp.
2.750%, 12/01/2022	1,000,000	964,469
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	969,235
CVS Health Corp.
3.375%, 08/12/2024	1,500,000	1,448,618
Lowe’s Companies Inc.
3.125%, 09/15/2024	1,000,000	978,044
Walgreens Boots Alliance Inc.
3.800%, 11/18/2024	500,000	493,788
CVS Health Corp.
3.875%, 07/20/2025	1,000,000	985,439
2.875%, 06/01/2026	1,000,000	917,056
Walgreens Boots Alliance Inc.
3.450%, 06/01/2026	500,000	474,475
Amazon.com Inc.
3.150%, 08/22/2027	3,000,000	2,874,468
Home Depot Inc.
2.800%, 09/14/2027	1,000,000	932,879
McDonald’s Corp.
3.800%, 04/01/2028	2,000,000	1,972,140

		19,936,838

Telecom & Telecom Equipment (2.52%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	999,640
Cisco Systems Inc.
2.450%, 06/15/2020	1,000,000	992,073
Deutsche Telekom International Finance BV (a)
1.950%, 09/19/2021	1,000,000	955,622
AT&T Inc.
3.000%, 02/15/2022	1,000,000	979,433
2.625%, 12/01/2022	1,000,000	956,846
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	964,477
AT&T Inc.
3.900%, 03/11/2024	2,000,000	1,988,000
Verizon Communications Inc.
3.500%, 11/01/2024	1,000,000	986,091
AT&T Inc.
3.400%, 05/15/2025	2,000,000	1,904,138
Cisco Systems Inc.
2.950%, 02/28/2026	500,000	480,623

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.
2.625%, 08/15/2026	$1,500,000	$1,360,077
Cisco Systems Inc.
2.500%, 09/20/2026	500,000	462,438
Deutsche Telekom International Finance BV (a)
3.600%, 01/19/2027	1,000,000	948,341
Verizon Communications Inc.
4.125%, 03/16/2027	2,000,000	2,009,118

		15,986,917

Transportation (2.13%)
JB Hunt Transport Services Inc.
2.400%, 03/15/2019	500,000	498,887
3.300%, 08/15/2022	1,000,000	980,828
Union Pacific Corp.
2.750%, 04/15/2023	2,000,000	1,936,696
JB Hunt Transport Services Inc.
3.850%, 03/15/2024	500,000	494,251
CSX Corp.
3.400%, 08/01/2024	1,000,000	989,139
Burlington Northern Santa Fe
3.000%, 04/01/2025	1,000,000	969,410
Union Pacific Corp.
3.250%, 08/15/2025	500,000	485,038
Canadian National Railway Co.
2.750%, 03/01/2026	1,000,000	940,769
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	933,055
FedEx Corp.
3.250%, 04/01/2026	500,000	481,859
Norfolk Southern Corp.
2.900%, 06/15/2026	1,000,000	939,132
CSX Corp.
2.600%, 11/01/2026	1,000,000	909,497
FedEx Corp.
3.400%, 02/15/2028	1,000,000	958,330
CSX Corp.
3.800%, 03/01/2028	1,000,000	985,774
Kirby Corp.
4.200%, 03/01/2028	1,000,000	977,518

		13,480,183

Utilities & Energy (12.55%)
MidAmerican Energy Co.
2.400%, 03/15/2019	1,000,000	999,227
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	998,928
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,000,996
Kentucky Utilities Co.
3.250%, 11/01/2020	1,000,000	1,002,601
Public Service Company of Colorado
3.200%, 11/15/2020	1,000,000	1,001,107

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacific Gas & Electric
3.250%, 09/15/2021	$1,000,000	$986,163
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	963,939
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	486,599
PPL Electric Utilities
2.500%, 09/01/2022	500,000	481,179
Tampa Electric Co.
2.600%, 09/15/2022	500,000	482,598
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,500,000	1,476,768
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	1,952,862
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	1,921,394
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,500,000	1,452,516
Public Service Electric and Gas Co.
2.375%, 05/15/2023	500,000	474,197
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,942,746
Pacificorp
2.950%, 06/01/2023	1,000,000	975,213
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	1,931,278
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	3,000,000	2,969,574
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	994,248
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	989,737
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,008,688
Nabors Industries Inc.
5.100%, 09/15/2023	2,000,000	1,906,714
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,003,238
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	985,352
Arizona Public Service Co.
3.350%, 06/15/2024	500,000	490,937
Pacific Gas & Electric
3.400%, 08/15/2024	1,000,000	954,283
Southern California Gas Co.
3.150%, 09/15/2024	1,000,000	975,897
Commonwealth Edison Co.
3.100%, 11/01/2024	1,000,000	962,461
Consolidated Edison Co. of New York
3.300%, 12/01/2024	500,000	489,420
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	970,151
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	937,620
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	482,133

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Company of Colorado
2.900%, 05/15/2025	$500,000	$478,166
Virginia Electric & Power Co.
3.100%, 05/15/2025	1,000,000	961,221
Appalachian Power Co.
3.400%, 06/01/2025	1,000,000	975,668
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	960,311
Public Service Company of New Mexico
3.850%, 08/01/2025	1,500,000	1,486,751
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000,000	1,943,906
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	961,876
Kansas City Power & Light Co.
3.650%, 08/15/2025	1,000,000	983,412
Jersey Central Power & Light (a)
4.300%, 01/15/2026	1,000,000	1,002,451
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,500,000	1,441,658
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	944,458
San Diego Gas & Electric Co.
2.500%, 05/15/2026	500,000	458,928
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	921,295
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	917,259
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	919,881
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	916,125
Baltimore Gas & Electric Co.
2.400%, 08/15/2026	1,000,000	902,433
KeySpan Gas East Corp. (a)
2.742%, 08/15/2026	1,000,000	920,285
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	1,000,000	907,370
Arizona Public Service Co.
2.550%, 09/15/2026	1,000,000	910,549
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	897,052
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	948,920
MidAmerican Energy Co.
3.100%, 05/01/2027	1,000,000	952,730
NSTAR Electric Co.
3.200%, 05/15/2027	1,500,000	1,436,477
Appalachian Power Co.
3.300%, 06/01/2027	1,500,000	1,434,216
Rochester Gas & Electric Corp. (a)
3.100%, 06/01/2027	1,000,000	943,861
Atmos Energy Corp.
3.000%, 06/15/2027	500,000	472,614

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Boston Gas Co. (a)
3.150%, 08/01/2027	$1,000,000	$943,819
Arizona Public Service Co.
2.950%, 09/15/2027	1,000,000	933,819
Wisconsin Power & Light
3.050%, 10/15/2027	2,000,000	1,884,610
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	948,358
Pacific Gas & Electric
3.300%, 12/01/2027	1,000,000	914,229
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	976,879
Pennsylvania Electric Co. (a)
3.250%, 03/15/2028	2,000,000	1,859,066
Southwest Gas Corp.
3.700%, 04/01/2028	2,000,000	1,957,176
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	997,701
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	993,670
Consolidated Edison Co. of New York
3.800%, 05/15/2028	500,000	502,883
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	997,299

		79,560,146

Total Corporate Bonds
(cost $433,816,970)		418,351,877

Government Agency Securities (b) (17.72%)
Agency Commercial Mortgage-Backed Securities (14.30%)
Federal Home Loan Mortgage Corp.
Series K020, Class A2
2.373%, 05/25/2022	10,000,000	9,747,810
Series K025, Class A2
2.682%, 10/25/2022	5,000,000	4,905,450
Series K724, Class A2
3.062%, 11/25/2023	500,000	495,508
Series K725, Class A2
3.002%, 01/25/2024	7,000,000	6,917,603
Series K055, Class A2
2.673%, 03/25/2026	2,000,000	1,902,810
Series K060, Class A2
3.300%, 10/25/2026	1,500,000	1,480,248
Series K061, Class A2
3.347%, 11/25/2026	2,000,000	1,978,734
Series K062, Class A2
3.413%, 12/25/2026	4,000,000	3,972,604
Series K064, Class A2
3.224%, 03/25/2027	3,500,000	3,425,720
Series K068, Class A2
3.244%, 08/25/2027	2,000,000	1,951,882
Series K069, Class A2
3.187%, 09/25/2027	3,000,000	2,911,437
Series K071, Class A2
3.286%, 11/25/2027	2,000,000	1,955,238
Series K070, Class A2
3.303%, 11/25/2027	1,000,000	979,132

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K072, Class A2
3.444%, 12/25/2027	$1,500,000	$1,482,272
Series K076, Class A2
3.900%, 04/25/2028	3,000,000	3,069,336
Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	3,445,334	3,387,490
Series 2012-M9, Class A2
2.482%, 04/25/2022	8,388,456	8,183,047
Series 2012-M13, Class A2
2.377%, 05/25/2022	5,000,000	4,864,845
Series 2013-M3, Class A2
2.509%, 11/25/2022	6,000,000	5,816,814
Series 2016-M13, Class A2
2.560%, 09/25/2026	1,000,000	926,595
Series 2017-M1, Class A2
2.498%, 10/25/2026	3,000,000	2,770,197
Series 2017-M4, Class A2
2.683%, 12/25/2026	6,000,000	5,597,790
Series 2017-M2, Class A2
2.878%, 02/25/2027	2,500,000	2,367,265
Series 2017-M12, Class A2
3.182%, 06/25/2027	4,000,000	3,859,020
Series 2017-M13, Class A2
3.037%, 09/25/2027	2,000,000	1,900,144
Series 2018-M1, Class A2
3.086%, 12/25/2027	2,000,000	1,906,946
Series 2018-M7, Class A2
3.150%, 03/25/2028	2,000,000	1,911,571

		90,667,508

Agency Mortgage-Backed Securities (3.18%)
Federal Home Loan Mortgage Corp.
4.500%, 11/01/2018	738	747
5.000%, 01/01/2019	1,859	1,869
5.000%, 04/01/2019	1,502	1,510
4.500%, 05/01/2019	2,952	2,989
4.000%, 05/01/2019	1,815	1,853
5.500%, 06/01/2019	2,585	2,585
5.000%, 01/01/2020	6,317	6,357
5.500%, 04/01/2020	13,766	13,929
5.500%, 07/01/2020	11,938	12,046
5.000%, 05/01/2021	27,719	28,104
6.000%, 07/01/2021	29,765	30,553
4.500%, 05/01/2024	102,166	105,640
4.500%, 05/01/2024	43,461	44,934
4.500%, 09/01/2024	104,988	108,579
4.000%, 10/01/2024	186,090	190,451
4.000%, 01/01/2025	111,716	114,033
4.000%, 07/01/2025	126,053	129,007
4.500%, 08/01/2025	121,693	125,871
3.500%, 04/01/2026	236,578	237,815
2.500%, 02/01/2027	1,904,768	1,850,488
6.000%, 11/01/2028	3,835	4,183
6.500%, 06/01/2029	8,750	9,680
7.500%, 12/01/2030	763	782

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.500%, 09/01/2031	$1,572	$1,773
6.000%, 11/01/2032	12,795	14,144
6.000%, 12/01/2032	7,559	8,359
5.500%, 05/01/2033	151,607	161,972
5.500%, 07/01/2033	175,396	187,947
5.000%, 08/01/2033	46,641	49,490
5.500%, 03/01/2034	15,504	16,667
5.000%, 04/01/2034	21,918	23,176
6.000%, 07/01/2034	101,988	110,802
5.500%, 05/01/2035	168,803	181,541
5.000%, 05/01/2035	116,068	123,147
4.500%, 08/01/2035	32,413	33,614
5.000%, 10/01/2035	23,430	24,795
6.500%, 08/01/2036	55,708	61,628
5.500%, 10/01/2037	45,448	49,047
5.500%, 11/01/2037	61,176	65,991
6.000%, 01/01/2038	29,549	32,709
6.000%, 01/01/2038	23,772	25,827
4.500%, 06/01/2039	271,864	283,460
5.000%, 06/01/2039	168,490	178,897
4.500%, 10/01/2039	341,970	356,728
5.000%, 10/01/2039	277,959	295,170
5.000%, 01/01/2040	158,404	168,203
4.500%, 02/01/2040	115,004	119,908
4.000%, 07/01/2041	775,087	789,578
Federal National Mortgage Association
4.500%, 03/01/2019	2,058	2,084
5.500%, 10/01/2019	21,986	22,077
5.000%, 11/01/2019	12,799	13,186
4.500%, 12/01/2019	8,385	8,492
5.000%, 06/01/2020	26,352	27,147
4.500%, 09/01/2020	16,214	16,454
5.500%, 05/01/2021	34,510	34,991
4.500%, 04/01/2023	8,106	8,331
5.000%, 01/01/2024	82,710	85,780
4.500%, 04/01/2024	17,946	18,374
4.000%, 06/01/2024	73,754	75,285
5.000%, 10/01/2024	158,023	163,660
4.500%, 11/01/2024	87,634	90,778
3.500%, 12/01/2025	199,979	201,314
3.000%, 12/01/2026	475,836	472,844
7.500%, 09/01/2029	9,398	10,222
6.500%, 05/01/2030	7,065	7,745
6.500%, 08/01/2031	583	639
6.500%, 10/01/2031	4,912	5,426
6.000%, 11/01/2031	6,859	7,408
7.000%, 01/01/2032	9,821	11,094
3.000%, 02/01/2032	2,649,886	2,604,491
3.000%, 02/01/2032	2,040,081	2,010,204
6.000%, 03/01/2032	6,836	7,383
6.500%, 03/01/2032	2,017	2,256
6.500%, 04/01/2032	20,765	22,766
7.000%, 04/01/2032	6,285	6,890
6.500%, 05/01/2032	28,578	31,331
6.000%, 05/01/2032	4,378	4,821

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
7.000%, 06/01/2032	$13,498	$15,174
6.500%, 06/01/2032	2,129	2,334
6.500%, 07/01/2032	7,384	8,095
6.000%, 08/01/2032	49,727	54,067
5.500%, 10/01/2032	47,630	51,659
6.500%, 10/01/2032	12,231	13,409
6.000%, 11/01/2032	13,983	15,180
6.000%, 01/01/2033	10,493	11,327
5.500%, 03/01/2033	21,003	22,666
5.500%, 03/01/2033	15,384	16,593
6.000%, 04/01/2033	33,678	36,372
5.000%, 05/01/2033	79,934	84,857
5.000%, 05/01/2033	14,653	15,502
5.000%, 08/01/2033	86,717	92,062
5.500%, 10/01/2033	57,470	61,959
5.000%, 03/01/2034	114,877	122,181
5.500%, 05/01/2034	128,530	139,360
6.000%, 07/01/2034	62,487	68,803
5.500%, 12/01/2034	139,194	150,838
5.500%, 04/01/2035	82,161	88,954
5.000%, 07/01/2035	76,831	81,592
5.500%, 07/01/2035	74,675	80,572
5.000%, 10/01/2035	55,946	59,367
5.000%, 11/01/2035	19,537	20,745
6.000%, 08/01/2036	35,737	39,309
6.000%, 12/01/2037	14,230	15,638
5.500%, 02/01/2038	55,844	59,995
5.500%, 06/01/2038	139,534	149,807
4.500%, 03/01/2039	290,620	302,159
4.500%, 05/01/2039	116,437	120,154
5.000%, 05/01/2039	108,091	113,471
5.000%, 11/01/2039	457,104	486,289
4.500%, 01/01/2040	221,112	230,297
4.500%, 09/01/2040	402,195	418,540
3.500%, 01/01/2041	932,907	925,356
4.500%, 04/01/2041	286,847	298,504
5.000%, 05/01/2041	274,288	291,851
4.000%, 11/01/2041	793,768	807,564
Government National Mortgage Association
6.500%, 06/15/2028	15,287	16,823
6.000%, 11/15/2028	7,829	8,459
6.500%, 03/15/2029	17,635	19,348
7.000%, 06/15/2029	14,155	14,242
7.500%, 08/20/2030	4,540	5,338
6.000%, 01/15/2032	7,272	7,916
5.500%, 10/15/2033	72,059	78,213
5.000%, 11/20/2033	112,476	119,878
6.000%, 12/20/2033	38,580	42,502
5.500%, 11/15/2038	80,035	86,015
5.000%, 09/15/2039	208,806	221,773
4.500%, 10/15/2039	293,062	305,721
5.000%, 12/15/2039	94,357	100,211
4.000%, 09/20/2040	844,277	866,459
4.500%, 03/20/2041	167,478	175,554

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 05/20/2041	$132,044	$140,527

		20,143,632

Agency Notes & Bonds (0.24%)
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,499,714

		1,499,714

Total Government Agency Securities
(cost $115,634,886)		112,310,854

U.S. Treasury Obligations (14.75%)
U.S. Treasury Bonds
6.875%, 08/15/2025	4,000,000	4,956,876
U.S. Treasury Notes
3.750%, 11/15/2018	17,000,000	17,033,592
1.625%, 04/30/2019	5,000,000	4,976,170
1.625%, 06/30/2020	5,000,000	4,899,610
2.625%, 08/15/2020	5,000,000	4,982,225
1.375%, 04/30/2021	5,000,000	4,815,625
1.625%, 04/30/2023	3,000,000	2,831,250
1.625%, 10/31/2023	2,500,000	2,343,458
2.000%, 05/31/2024	5,000,000	4,746,290
2.375%, 08/15/2024	10,000,000	9,669,920
2.250%, 11/15/2024	5,000,000	4,791,600
2.000%, 02/15/2025	10,000,000	9,417,970
2.250%, 11/15/2025	10,000,000	9,505,080
2.250%, 02/15/2027	6,000,000	5,647,734
2.375%, 05/15/2027	3,000,000	2,848,242

Total U.S. Treasury Obligations
(cost $96,831,592)		93,465,642

	Shares	Value
Short-term Investments (1.04%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (c)	6,632,770	$6,632,770

Total Short-term Investments
(cost $6,632,770)		6,632,770

TOTAL INVESTMENTS (99.52%)
(cost $652,916,218)		630,761,143
OTHER ASSETS, NET OF LIABILITIES (0.48%)		3,022,921

NET ASSETS (100.00%)		$633,784,064

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of these securities amounted to $37,805,499 or 5.97% of net assets.

(b)

The obligations of the Government National Mortgage Association (“Ginnie Mae”) are backed by the full faith and credit of the U.S. Government. The obligations of the remaining U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(c)	Rate shown is the 7-day yield as of September 30, 2018.

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.60%)
Alabama (2.11%)
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	$1,025,000	$1,056,949
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	100,000	101,081
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2026	NR	400,000	404,381
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	475,000	479,627
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.125%	02/01/2030	NR	1,830,000	1,849,288
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	210,000	212,165
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2031	NR	790,000	798,651
The Board of Trustees of the University of Alabama, University of Alabama at Birmingham, General Revenue Bonds, Series 2016-B	5.000%	10/01/2034	Aa2	3,000,000	3,382,890

					8,285,032

Alaska (2.43%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,021,010
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,290,973
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.000%	07/01/2029	Aa2	1,035,000	1,058,743
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,324,740
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2033	AAA	800,000	911,952
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	5.000%	09/01/2034	AAA	1,225,000	1,394,577
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2034	AAA	1,365,000	1,553,957

					9,555,952

Arizona (9.33%)
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,492,938
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA	1,140,000	1,249,440
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,578,315
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	900,000	951,615
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA	2,000,000	2,189,720
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,015,000	2,110,632
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA	1,725,000	1,885,391
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2027	A+	2,000,000	2,045,120
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,102,960
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA	1,000,000	1,092,980
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,614,193
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,339,972
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA	3,000,000	3,150,720
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,079,680
Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series B (2016)	4.000%	07/01/2030	A	1,450,000	1,534,086

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2016 Series A	5.000%	01/01/2034	AA	$2,480,000	$2,843,791
Arizona Board of Regents, University of Arizona, System Revenue Bonds, Series 2018A	5.000%	06/01/2036	AA-	3,000,000	3,437,640

					36,699,193

Arkansas (3.42%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,036,210
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,000,377
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,107,292
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,015,540
City of Rogers, Arkansas, Water Revenue Refunding Bonds, Series 2016	4.000%	11/01/2030	Aa2	505,000	526,801
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,783,800

					13,470,020

California (3.62%)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,587,133
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,135,400
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA	1,500,000	1,728,180
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	2,000,000	1,960,400
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	95,000	107,643
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA+	1,920,000	2,220,115
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	1,000,000	1,150,630
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	1,000,000	1,148,610
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	5.000%	08/01/2034	AA-	2,780,000	3,203,060

					14,241,171

Colorado (1.79%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,416,164
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009 (Prerefunded to 12-15-2018 @ 100) (b)	5.000%	12/15/2025	Aa1	1,185,000	1,192,667
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,450,704
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,285,645
Apex Park and Recreation District, Jefferson County, Colorado, General Obligation Bonds, Series 2016	5.000%	12/01/2033	Aa2	1,500,000	1,715,745

					7,060,925

Connecticut (3.06%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,020,342
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,231,882
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	400,000	402,684
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	10,000,000	9,392,700

					12,047,608

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Delaware (0.84%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	$2,045,000	$2,179,500
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	NR	1,120,000	1,125,768

					3,305,268

Florida (4.53%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	3,130,000	3,315,546
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009 (Prerefunded to 12-01-2019 @ 100) (b)	4.250%	12/01/2024	AA-	1,000,000	1,025,970
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	1,961,313
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	1,400,000	1,594,488
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,199,610
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	2,828,375
Central Florida Expressway Authority, Senior Lien Refunding Revenue Bonds, Series 2016B	5.000%	07/01/2033	A1	2,500,000	2,835,850
City of Riviera Beach (Florida), Utility Special District, Water and Sewer Revenue Bonds, Series 2016	5.000%	10/01/2033	A+	1,845,000	2,061,142

					17,822,294

Georgia (0.54%)
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa2	2,000,000	2,122,520

Hawaii (0.51%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	6.000%	01/01/2029	Aa2	2,000,000	2,020,640

Idaho (0.83%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	1,805,000	1,928,751
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa2	1,220,000	1,342,793

					3,271,544

Indiana (1.47%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,000,000	1,042,850
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	1,951,077
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2033	A+	765,000	867,097
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2034	AA-	1,720,000	1,903,214

					5,764,238

Iowa (1.43%)
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	510,000	524,958
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.375%	06/01/2030	Aa2	1,825,000	1,641,223
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,473,168

					5,639,349

Kansas (2.40%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,033,258

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2032	Aa2	$2,500,000	$2,616,550
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2033	Aa2	2,500,000	2,606,925
Unified School District No. 497, Douglas County, Kansas, (Lawrence), General Obligation Refunding and Improvement Bonds, Series 2016-A	5.000%	09/01/2035	Aa2	1,065,000	1,190,627

					9,447,360

Kentucky (0.33%)
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,299,703

Maryland (1.21%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2023	Aaa	1,845,000	1,895,830
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2032	Aaa	2,790,000	2,866,865

					4,762,695

Massachusetts (0.27%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	1,000,000	1,079,360

Michigan (6.35%)
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	763,675
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,667,104
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	2,914,698
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,635,440
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa3	4,240,000	4,438,686
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,704,880
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,115,650
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	834,683
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	988,288
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,106,370
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,112,920
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A	1,535,000	1,712,200
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	2,985,579

					24,980,173

Minnesota (0.67%)
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,626,425

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (0.58%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	Baa3	$1,000,000	$1,035,350
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	Baa3	1,000,000	1,035,060
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	180,000	190,712

					2,261,122

Missouri (2.59%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,618,135
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,856,673
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013 (Crossover Refunding to 03-01-2023 @ 100) (b)	5.000%	03/01/2032	AA	500,000	556,345
Fort Zumwalt School District of St. Charles County, Missouri,General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	5.000%	03/01/2036	Aa2	1,710,000	1,942,184
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	2,000,000	2,219,560

					10,192,897

Montana (0.96%)
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	543,359
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	676,851
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	568,645
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,011,718
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2036	A+	855,000	980,189

					3,780,762

Nebraska (2.31%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,000,331
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,014,515
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	817,271
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,229,560
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	850,000	955,834
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	970,000	1,088,777

					9,106,288

New Jersey (3.70%)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,233,619
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,333,540
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,467,409

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	$1,485,000	$1,553,087
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA+	1,440,000	1,519,142
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,161,360
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,498,570
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA+	1,495,000	1,574,115
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	960,406
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,249,076

					14,550,324

New Mexico (1.44%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	1,300,000	1,337,011
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,758,293
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa2	2,500,000	2,571,450

					5,666,754

New York (1.42%)
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	685,877
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	Baa1	1,000,000	1,002,580
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,117,800
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,778,175

					5,584,432

North Carolina (3.08%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,371,748
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,082,060
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,280,990
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,553,430
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B (Prerefunded to 04-01-2022 @ 100) (b)	4.000%	04/01/2027	Aaa	4,000,000	4,250,800
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,577,640

					12,116,668

North Dakota (0.34%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,350,401

Ohio (2.85%)
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,033,380

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	$1,315,000	$1,384,564
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,074,190
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.500%	11/01/2027	AA-	2,000,000	2,144,280
City of North Ridgeville, Ohio, General Obligation, Fire Station Bonds, Series 2016, (Unlimited Tax)	4.000%	12/01/2028	Aa1	700,000	749,000
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	1,980,985
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,770,838
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,066,070

					11,203,307

Oklahoma (0.94%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,566,850
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,116,670

					3,683,520

Oregon (2.72%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,102,614
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,563,900
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A+	3,585,000	4,030,078
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded 06-15-2019 @ 100) (b)	5.000%	06/15/2029	AA-	1,000,000	1,021,650
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2033	AA-	400,000	449,292
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2034	AA-	400,000	447,928
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2035	AA-	415,000	463,592
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,624,425

					10,703,479

Pennsylvania (3.29%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	909,760
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aaa	2,575,000	2,708,488
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,004,359
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,051,725
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	980,000	1,036,918
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,636,440
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	870,000	919,781
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,375,000	1,453,086
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,061,775
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,168,751

					12,951,083

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Rhode Island (0.31%)
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa3	$1,150,000	$1,225,475

South Carolina (5.27%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa1	1,120,000	1,215,155
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012 (Prerefunded to 01-01-2022 @ 100) (b)	5.000%	01/01/2024	NR	1,380,000	1,497,245
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,759,620
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,409,710
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	2,988,852
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A (Prerefunded to 03-01-2023 @ 100) (b)	4.000%	03/01/2028	Aa2	1,525,000	1,641,846
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	Aa1	1,000,000	1,081,710
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	3,905,571
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	705,613
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	670,000	738,012
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	775,860

					20,719,194

Tennessee (2.67%)
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA+	2,000,000	2,188,220
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,277,590
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	Aaa	5,000,000	5,319,300
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	851,738
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	876,512

					10,513,360

Texas (3.11%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2026	Aa2	2,000,000	2,066,500
Carrollton-Farmers Branch Independent School District, (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	Aa1	1,205,000	1,263,430
Carrollton-Farmers Branch Independent School District, (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012 (Prerefunded to 02/15/2022 @ 100) (b)	4.000%	02/15/2028	NR	295,000	312,443
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	02/15/2029	AA+	2,365,000	2,524,921
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	Aa1	1,000,000	1,046,910
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	02/15/2031	AA+	1,565,000	1,670,825
City of Fort Worth, Texas, (Tarrant, Denton, Parker, Johnson and Wise Counties, Texas), Water and Sewer System Revenue Refunding and Improvement Bonds, Series 2016	5.000%	02/15/2033	Aa1	1,650,000	1,866,678
Wylie Independent School District, (Taylor County, Texas), Unlimited Tax School Building Bonds, Series 2018	5.000%	02/15/2035	Aa3	1,325,000	1,487,816

					12,239,523

Utah (0.32%)
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,247,174

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (2.53%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	$565,000	$587,374
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,103,894
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	1,914,566
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,009,852
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,110,386
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,215,623

					9,941,695

Washington (4.23%)
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,010,460
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,571,040
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2030	A1	1,600,000	1,821,104
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,449,683
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,428,433
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	AA-	1,100,000	1,219,548
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2033	AA+	4,875,000	5,121,090

					16,621,358

West Virginia (4.00%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,373,734
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA-	2,260,000	2,388,255
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,384,659
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA-	2,350,000	2,471,942
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,760,276
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2029	AA-	535,000	600,885
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA-	2,555,000	2,760,575

					15,740,326

Wisconsin (1.80%)
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,582,592
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	3.500%	04/01/2030	Aa3	795,000	803,332
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2031	Aa3	430,000	450,085
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2032	Aa3	970,000	1,012,311
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A	2,000,000	2,219,600

					7,067,920

Total Long-term Municipal Bonds
(cost $381,630,680)					383,968,532

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (1.44%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (d)	5,682,113	$5,682,113

Total Short-term Investments
(cost $5,682,113)		5,682,113

TOTAL INVESTMENTS (99.04%)
(cost $387,312,793)		389,650,645
OTHER ASSETS, NET OF LIABILITIES (0.96%)		3,776,061

NET ASSETS (100.00%)		$393,426,706

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)	Rate shown is the 7-day yield as of September 30, 2018.

NR - Not Rated

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Principal amount	Value
Short-term Investments (100.17%)
Government Agency Securities (a) (56.62%)
Federal Home Loan Bank
1.900%, 10/03/2018	$7,500,000	$7,498,417
1.960%, 10/05/2018	5,900,000	5,898,073
2.040%, 10/09/2018	255,000	254,856
2.020%, 10/11/2018	22,000,000	21,985,187
2.000%, 10/15/2018	6,830,000	6,823,929
2.000%, 10/19/2018	6,000,000	5,993,333
1.995%, 10/23/2018	18,000,000	17,976,060
2.025%, 10/24/2018	11,000,000	10,984,531
2.135%, 10/26/2018	15,000,000	14,976,102
2.100%, 10/26/2018	6,606,000	6,595,475
2.060%, 10/29/2018	13,375,000	13,351,887
2.120%, 10/29/2018	12,000,000	11,979,264
2.055%, 10/29/2018	12,000,000	11,979,264
2.060%, 10/29/2018	10,985,000	10,966,017
1.980%, 10/31/2018	8,000,000	7,985,679
2.065%, 10/31/2018	7,000,000	6,987,470
2.000%, 10/31/2018	6,400,000	6,388,544

		168,624,088

	Shares	Value
Registered Investment Companies (1.19%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (b)	3,558,830	$3,558,830

	Principal amount	Value
U.S. Government Obligations (42.36%)
U.S. Treasury Bill
1.907%, 10/04/2018	$13,500,000	$13,496,434
1.894%, 10/04/2018	12,800,000	12,796,619
1.906%, 10/04/2018	5,970,000	5,968,424
1.915%, 10/11/2018	23,000,000	22,985,318
1.963%, 10/18/2018	19,000,000	18,980,455
1.932%, 10/18/2018	15,000,000	14,984,569
2.023%, 10/25/2018	24,000,000	23,964,682
2.066%, 10/25/2018	13,000,000	12,980,869

		126,157,370

Total Short-term Investments
(cost $298,340,288)		298,340,288

TOTAL INVESTMENTS (100.17%)
(cost $298,340,288)		298,340,288
LIABILITIES, NET OF OTHER ASSETS (-0.17%)		(507,270)

NET ASSETS (100.00%)		$297,833,018

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(b)	Rate shown is the 7-day yield as of September 30, 2018.

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.96%)
Equity Funds (40.32%)
iShares Cohen & Steers REIT ETF	142,534	$14,264,803
iShares Core MSCI EAFE ETF	1,466,465	93,971,077
iShares Core MSCI Emerging Markets ETF	610,706	31,622,357
iShares MSCI Canada ETF	298,878	8,601,709
iShares Russell 1000 ETF	1,564,089	252,928,832
iShares Russell 2000 ETF	322,218	54,309,844

		455,698,622

Fixed Income Funds (59.64%)
iShares Core U.S. Aggregate Bond ETF	5,464,273	576,590,087
iShares TIPS Bond ETF	880,376	97,387,193

		673,977,280

Total Exchange-Traded Funds
(cost $1,036,932,191)		1,129,675,902

TOTAL INVESTMENTS (99.96%)
(cost $1,036,932,191)		1,129,675,902
OTHER ASSETS, NET OF LIABILITIES (0.04%)		430,426

NET ASSETS (100.00%)		$1,130,106,328

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.94%)
Equity Funds (44.93%)
iShares Cohen & Steers REIT ETF	458,390	$45,875,672
iShares Core MSCI EAFE ETF	3,033,379	194,378,926
iShares Core MSCI Emerging Markets ETF	1,231,059	63,744,235
iShares MSCI Canada ETF	676,948	19,482,563
iShares Russell 1000 ETF	3,024,759	489,133,778
iShares Russell 2000 ETF	518,935	87,466,494

		900,081,668

Fixed Income Funds (55.01%)
iShares Core U.S. Aggregate Bond ETF	8,985,258	948,124,424
iShares TIPS Bond ETF	1,389,232	153,676,844

		1,101,801,268

Total Exchange-Traded Funds
(cost $1,801,326,942)		2,001,882,936

TOTAL INVESTMENTS (99.94%)
(cost $1,801,326,942)		2,001,882,936
OTHER ASSETS, NET OF LIABILITIES (0.06%)		1,105,491

NET ASSETS (100.00%)		$2,002,988,427

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.88%)
Equity Funds (69.25%)
iShares Cohen & Steers REIT ETF	1,758,611	$176,001,789
iShares Core MSCI EAFE ETF	5,929,589	379,968,063
iShares Core MSCI Emerging Markets ETF	2,503,566	129,634,647
iShares MSCI Canada ETF	1,244,319	35,811,501
iShares Russell 1000 ETF	5,376,871	869,493,809
iShares Russell 2000 ETF	328,701	55,402,554

		1,646,312,363

Fixed Income Funds (30.63%)
iShares Core U.S. Aggregate Bond ETF	6,005,773	633,729,167
iShares TIPS Bond ETF	855,210	94,603,330

		728,332,497

Total Exchange-Traded Funds
(cost $2,018,456,587)		2,374,644,860

TOTAL INVESTMENTS (99.88%)
(cost $2,018,456,587)		2,374,644,860
OTHER ASSETS, NET OF LIABILITIES (0.12%)		2,834,945

NET ASSETS (100.00%)		$2,377,479,805

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of September 30, 2018, investment in an issuer considered to be an affiliate of the LifePath 2030 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

						For the period ended September 30, 2018
Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at September 30, 2018	Value at September 30, 2018	Change in Unrealized Appreciation (Depreciation)
iShares Cohen & Steers REIT ETF	1,849,571	168,207	259,167	1,758,611	$176,001,789	$(2,187,387)

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.89%)
Equity Funds (88.80%)
iShares Cohen & Steers REIT ETF	2,148,289	$215,000,763
iShares Core MSCI EAFE ETF	6,260,725	401,187,258
iShares Core MSCI Emerging Markets ETF	2,644,051	136,908,961
iShares MSCI Canada ETF	1,318,545	37,947,725
iShares Russell 1000 ETF	5,399,498	873,152,822
iShares Russell 2000 ETF	89,542	15,092,304

		1,679,289,833

Fixed Income Funds (11.09%)
iShares Core U.S. Aggregate Bond ETF	1,775,187	187,317,732
iShares TIPS Bond ETF	202,928	22,447,895

		209,765,627

Total Exchange-Traded Funds
(cost $1,533,898,963)		1,889,055,460

TOTAL INVESTMENTS (99.89%)
(cost $1,533,898,963)		1,889,055,460
OTHER ASSETS, NET OF LIABILITIES (0.11%)		2,044,176

NET ASSETS (100.00%)		$1,891,099,636

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of September 30, 2018, investment in an issuer considered to be an affiliate of the LifePath 2040 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

						For the period ended September 30, 2018
Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at September 30, 2018	Value at September 30, 2018	Change In Unrealized Appreciation (Depreciation)
iShares Cohen & Steers REIT ETF	2,191,822	234,583	278,116	2,148,289	$215,000,763	$(1,975,657)

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.84%)
Equity Funds (98.71%)
iShares Cohen & Steers REIT ETF	628,776	$62,927,902
iShares Core MSCI EAFE ETF	1,762,713	112,954,649
iShares Core MSCI Emerging Markets ETF	745,332	38,593,291
iShares MSCI Canada ETF	373,175	10,739,977
iShares Russell 1000 ETF	1,414,990	228,818,033
iShares Russell 2000 ETF	10,620	1,790,001

		455,823,853

Fixed Income Funds (1.13%)
iShares Core U.S. Aggregate Bond ETF	49,656	5,239,701

Total Exchange-Traded Funds
(cost $368,423,176)		461,063,554

TOTAL INVESTMENTS (99.84%)
(cost $368,423,176)		461,063,554
OTHER ASSETS, NET OF LIABILITIES (0.16%)		727,017

NET ASSETS (100.00%)		$461,790,571

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to schedules of investments.	71

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in substantially all of the securities that make up the S&P 500 Index in proportions that match, approximately, the weightings of the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. Under normal operating conditions, the Small Cap Index Funds seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. Under normal operating conditions, the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. Under normal circumstances, the Fund typically invests at least 80% of its net assets plus any borrowings in investment grade bonds or bonds determined to be of comparable quality by SFIMC.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. Under normal conditions, the Money Market Fund invests its assets primarily (at least 99.5%) in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, cash, and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2018. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At September 30, 2018, the Tax Advantaged Bond Fund did not have any when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2018:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$598,992,466	$—	$—	$598,992,466
Short-term Investments	15,864,060	—	—	15,864,060
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	155,290,094	—	—	155,290,094
Exchange-Traded Funds	150,115,842	—	—	150,115,842
Short-term Investments	7,539,869	—	—	7,539,869
International Equity Fund					—	—	—	—
Common Stocks (a)	43,226,228	102,083,016	—	145,309,244
Preferred Stocks (a)	188,626	—	—	188,626
Short-term Investments	4,778,745	—	—	4,778,745
S&P 500 Index Fund					42,381	—	—	42,381
Common Stocks (a)	1,591,476,942	—	—	1,591,476,942
Short-term Investments	3,661,611	—	—	3,661,611
Small Cap Index Fund					(37,449)	—	—	(37,449)
Common Stocks (a)	463,361,523	13,508	0	463,375,031
Short-term Investments	3,168,991	—	—	3,168,991
International Index Fund					38,966	—	—	38,966
Common Stocks (a)	4,157,700	206,741,752	0	210,899,452
Preferred Stocks (a)	—	1,204,288	—	1,204,288
Short-term Investments	26,439	—	—	26,439
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	323,227,104	—	—	323,227,104
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	418,351,877	—	418,351,877
Agency Commercial Mortgage-Backed Securities	—	90,667,508	—	90,667,508
Agency Mortgage-Backed Securities	—	20,143,632	—	20,143,632
Agency Notes & Bonds	—	1,499,714	—	1,499,714
U.S. Treasury Obligations	—	93,465,642	—	93,465,642
Short-term Investments	6,632,770	—	—	6,632,770
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	383,968,532	—	383,968,532
Short-term Investments	5,682,113	—	—	5,682,113
Money Market Fund					—	—	—	—
Short-term Investments	3,558,830	294,781,458	—	298,340,288
LifePath Retirement Fund					—	—	—	—
Exchange-Traded Funds	1,129,675,902	—	—	1,129,675,902
LifePath 2020 Fund					—	—	—	—
Exchange-Traded Funds	2,001,882,936	—	—	2,001,882,936

(a) Industry Classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath 2030 Fund					$—	$—	$—	$—
Exchange-Traded Funds	2,374,644,860	—	—	2,374,644,860
LifePath 2040 Fund					—	—	—	—
Exchange-Traded Funds	1,889,055,460	—	—	1,889,055,460
LifePath 2050 Fund					—	—	—	—
Exchange-Traded Funds	461,063,554	—	—	461,063,554

On December 31, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Equity Fund’s holdings listed on the Sao Paulo Stock Exchange and International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchanges were closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On September 30, 2018, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the report period method for determining when transfers between levels are recognized, common stocks valued on September 30, 2018 at $92,604,632 were transferred from Level 1 to Level 2 in the International Equity Fund and $203,976,073 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2018 as compared to December 31, 2017.

The Small Cap Index Fund and the International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2017 or for the period ended September 30, 2018. The remaining Funds did not hold any Level 3 securities as of December 31, 2017 or for the period ended September 30, 2018.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

4. Investment Adviser-Proposed Reorganizations with BlackRock Funds

At a special meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust approved an Agreement and Plan of Reorganization for each of the funds of State Farm Mutual Fund Trust pursuant to which each fund (each, a “Target Fund” and collectively, the “Target Funds”) would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding mutual fund advised by BlackRock Fund Advisors or BlackRock Advisors, LLC as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations are subject to the completion of certain conditions, including approval by the applicable Target Fund’s shareholders.

Target Funds	Acquiring Funds
State Farm Equity Fund	BlackRock Advantage Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation
State Farm Small/Mid Cap Equity Fund	BlackRock Advantage Small Cap Core Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm International Equity Fund	BlackRock Advantage International Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm S&P 500 Index Fund	iShares S&P 500 Index Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm Small Cap Index Fund	iShares Russell 2000 Small-Cap Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm International Index Fund	iShares MSCI EAFE International Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm Equity and Bond Fund	BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II, a Massachusetts business trust
State Farm Bond Fund	BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI, a Delaware statutory trust
State Farm Tax Advantaged Bond Fund	iShares Municipal Bond Index Fund, a series of BlackRock FundsSM, a Massachusetts business trust
State Farm Money Market Fund	BlackRock Summit Cash Reserves Fund, a series of BlackRock Financial Institutions Series Trust, a Massachusetts business trust
State Farm LifePath Retirement Fund	BlackRock LifePath® Index Retirement Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath 2020 Fund	BlackRock LifePath® Index 2020 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath 2030 Fund	BlackRock LifePath® Index 2030 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath 2040 Fund	BlackRock LifePath® Index 2040 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath 2050 Fund	BlackRock LifePath® Index 2050 Fund, a series of BlackRock Funds III, a Delaware statutory trust

With respect to each Target Fund, the Agreement and Plan of Reorganization provides for: (i) the transfer and delivery of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares (including fractional shares) by the Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Target Fund as a series of State Farm Mutual Fund Trust (the “Target Trust”).

At its May 23, 2018 special meeting, the Target Trust’s Board of Trustees also approved convening a special meeting of the Target Trust’s shareholders on September 14, 2018 at 8:00 a.m. at the offices of State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001 (the “Meeting”) to ask shareholders of each Target Fund to approve the Agreement and Plan of Reorganization and to also ask shareholders of the State Farm Equity and Bond Fund to approve the elimination of its fundamental investment restriction related to the types of investments that the State Farm Equity and Bond Fund may make. Currently, that restriction prevents the State Farm Equity and Bond Fund from investing in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940, as amended), U.S. Government securities, or short-term paper.

Each Reorganization and the elimination of the fundamental investment restriction related to the types of investments that the State Farm Equity and Bond Fund may make were approved by shareholders at the Meeting held on September 14, 2018. It is currently anticipated that the closing date for each Reorganization will be November 19, 2018. As a result of each Reorganization, you will receive shares (including fractional shares, if any) of the applicable Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of September 30, 2018, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

6.	Income Taxes

As of September 30, 2018, aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$463,520,074	$161,492,443	$(10,155,991)	$151,336,452
Small/Mid Cap Equity Fund	259,460,709	62,362,915	(8,877,819)	53,485,096
International Equity Fund	128,447,354	30,666,211	(8,836,950)	21,829,261
S&P 500 Index Fund	735,479,983	885,786,410	(26,085,459)	859,700,951
Small Cap Index Fund	336,572,179	169,290,152	(39,355,758)	129,934,394
International Index Fund	180,392,952	64,055,193	(32,279,000)	31,776,193
Equity and Bond Fund	260,468,558	66,896,327	(4,137,781)	62,758,546
Bond Fund	652,916,218	451,627	(22,606,702)	(22,155,075)
Tax Advantaged Bond Fund	387,312,793	4,757,336	(2,419,484)	2,337,852
Money Market Fund	298,340,288	—	—	—
LifePath Retirement Fund	1,037,855,072	108,259,791	(16,438,961)	91,820,830
LifePath 2020 Fund	1,805,329,763	225,044,399	(28,491,226)	196,553,173
LifePath 2030 Fund	2,022,167,344	372,012,027	(19,534,511)	352,477,516
LifePath 2040 Fund	1,536,556,994	358,903,828	(6,405,362)	352,498,466
LifePath 2050 Fund	369,173,747	92,033,504	(143,697)	91,889,807

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales and open futures contracts unrealized gain (loss).

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath is a registered trademark of BlackRock Institutional Trust Company, N.A.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 27, 2018

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	November 27, 2018